ALPS|CoreCommodity Management CompleteCommodities® Strategy Fund

CONSOLIDATED STATEMENT OF INVESTMENTS

January 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (29.44%)
Argentina (0.10%)
Adecoagro SA(a)	132,776	$1,075,486
YPF SA, Sponsored ADR(a)	73,592	317,917
		1,393,403

Australia (2.02%)
Allkem, Ltd.(a)	239,467	1,530,606
Alumina, Ltd.	625,204	833,263
Beach Energy, Ltd.	1,202,200	1,258,020
BHP Group, Ltd.	23,500	770,135
BlueScope Steel, Ltd.	10,426	134,754
Champion Iron, Ltd.	340,883	1,554,584
Costa Group Holdings, Ltd.	104,343	205,834
Fortescue Metals Group, Ltd.	212,401	2,984,033
GrainCorp, Ltd., Class A	85,256	438,839
IGO, Ltd.	80,717	670,582
Iluka Resources, Ltd.	195,693	1,430,688
Incitec Pivot, Ltd.	1,208,039	2,801,587
Mineral Resources, Ltd.	12,584	493,010
Newcrest Mining, Ltd.	63,097	961,402
Northern Star Resources, Ltd.	554,748	3,251,619
Nufarm, Ltd.	147,504	464,102
Perseus Mining, Ltd.(a)	532,660	547,977
Pilbara Minerals, Ltd.(a)	455,472	1,030,531
Sandfire Resources NL	78,872	373,077
Santos, Ltd.	447,099	2,257,102
South32, Ltd.	1,248,951	3,399,817
St Barbara, Ltd.	162,515	140,760
Western Areas, Ltd.(a)	99,342	241,624
Woodside Petroleum, Ltd.	18,740	332,180
		28,106,126

Austria (0.07%)
OMV AG	6,908	418,770
voestalpine AG	18,655	616,580
		1,035,350

Brazil (0.91%)
BRF SA, ADR(a)	474,053	1,986,282
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	180,822	1,278,412
Cia Siderurgica Nacional SA, Sponsored ADR	468,281	2,233,700
Gerdau SA, Sponsored ADR	386,796	2,022,943
Petroleo Brasileiro SA, Sponsored ADR	241,056	3,218,098
Vale SA, Sponsored ADR	127,250	1,931,655
		12,671,090

Canada (6.47%)
Agnico Eagle Mines, Ltd.	56,009	2,676,110
Alamos Gold, Inc., Class A	404,456	2,762,434
ARC Resources, Ltd.	203,200	2,380,245
B2Gold Corp.	1,215,075	4,398,572

	Shares	Value (Note 2)
Canada (continued)
Ballard Power Systems, Inc.(a)	118,198	$1,229,259
Barrick Gold Corp.	49,181	941,816
Cameco Corp.	44,810	870,658
Canadian Natural Resources, Ltd.	62,193	3,166,868
Canadian Solar, Inc.(a)	59,882	1,676,097
Canfor Corp.(a)	49,000	1,113,260
Capstone Mining Corp.(a)	312,000	1,327,868
Centerra Gold, Inc.	198,100	1,598,951
Crescent Point Energy Corp.	548,200	3,532,044
Dundee Precious Metals, Inc.	137,800	809,791
Eldorado Gold Corp.(a)	135,739	1,187,716
Endeavour Silver Corp.(a)	428,237	1,558,783
Enerplus Corp.	66,986	775,028
ERO Copper Corp.(a)	54,200	674,968
First Majestic Silver Corp.	221,156	2,246,945
First Quantum Minerals, Ltd.	101,200	2,492,681
Fortuna Silver Mines, Inc.(a)	950,860	3,251,941
Hudbay Minerals, Inc.	258,800	1,858,824
IAMGOLD Corp.(a)	346,775	839,196
Interfor Corp.	59,000	1,758,187
Ivanhoe Mines, Ltd., Class A(a)	76,600	656,236
Kinross Gold Corp.	655,133	3,537,718
Kirkland Lake Gold, Ltd.	46,700	1,759,034
Lundin Mining Corp.	407,700	3,396,565
MAG Silver Corp.(a)	24,651	335,747
Maple Leaf Foods, Inc.	36,300	882,977
MEG Energy Corp.(a)	135,900	1,618,634
NexGen Energy, Ltd.(a)	222,700	916,273
Northland Power, Inc.	25,500	738,430
Nutrien, Ltd.	77,400	5,405,792
Pan American Silver Corp.	151,713	3,287,621
Parex Resources, Inc.	85,000	1,808,127
Peyto Exploration & Development Corp.	23,700	185,700
PrairieSky Royalty, Ltd.	31,600	406,699
Pretium Resources, Inc.(a)	73,061	991,438
Saputo, Inc.	50,200	1,125,121
Silvercorp Metals, Inc.	168,876	560,668
SSR Mining, Inc.	181,520	2,991,215
Suncor Energy, Inc.	71,400	2,040,080
Teck Resources, Ltd., Class B	53,502	1,651,607
Torex Gold Resources, Inc.(a)	109,600	1,074,315
Tourmaline Oil Corp.	93,300	3,326,402
Turquoise Hill Resources, Ltd.(a)	36,269	634,708
Vermilion Energy, Inc.(a)	150,000	2,334,107
Village Farms International, Inc.(a)	148,148	768,888
Wesdome Gold Mines, Ltd.(a)	67,800	582,979
Yamana Gold, Inc.	430,236	1,772,572
		89,917,895

Chile (0.34%)
Antofagasta PLC	53,247	954,228
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	71,073	3,848,603
		4,802,831

China (0.29%)
China Petroleum & Chemical Corp., ADR	5,780	301,138

	Shares	Value (Note 2)
China (continued)
Daqo New Energy Corp., ADR(a)	49,058	$1,968,207
JinkoSolar Holding Co., Ltd., ADR(a)	27,133	1,197,379
PetroChina Co., Ltd., ADR	12,788	632,878
		4,099,602

Colombia (0.06%)
Ecopetrol SA, Sponsored ADR	56,879	838,396

Denmark (0.09%)
FLSmidth & Co. A/S	25,666	857,987
Orsted AS(b)(c)	3,857	407,073
		1,265,060

Faroe Islands (0.03%)
Bakkafrost P/F	6,869	471,887

Finland (0.20%)
Metso Outotec Oyj	159,987	1,692,039
Outokumpu Oyj(a)	166,365	1,063,097
		2,755,136

France (0.11%)
TotalEnergies SE, ADR	27,424	1,557,683

Germany (0.44%)
Bayer AG	61,594	3,725,588
K+S AG	70,154	1,318,560
Nordex SE(a)	10,156	159,622
Salzgitter AG(a)	10,429	352,898
SMA Solar Technology AG	7,798	273,156
thyssenkrupp AG(a)	17,747	179,599
VERBIO Vereinigte BioEnergie AG	2,122	133,263
		6,142,686

Great Britain (1.67%)
Anglo American PLC	24,783	1,075,913
Atlantica Sustainable Infrastructure PLC	49,229	1,606,342
BP PLC, Sponsored ADR	124,106	3,837,357
CNH Industrial N.V.	142,282	2,152,727
Endeavour Mining PLC	167,900	3,740,651
Evraz PLC	91,946	617,425
Pennon Group PLC	41,248	600,788
Pentair PLC	27,500	1,751,750
Rio Tinto PLC, Sponsored ADR	53,314	3,806,620
Severn Trent PLC	36,254	1,400,817
Subsea 7 SA	50,511	377,782
TechnipFMC PLC(a)	74,155	481,266
United Utilities Group PLC	99,030	1,421,754
Weir Group PLC	17,675	411,002
		23,282,194

Israel (0.12%)
SolarEdge Technologies, Inc.(a)	6,820	1,624,660

Italy (0.09%)
Eni SpA, Sponsored ADR	18,989	568,911
ERG SpA	16,014	464,523

	Shares	Value (Note 2)
Italy (continued)
Iveco Group NV(a)	16,216	$172,522
		1,205,956

Japan (1.52%)
AGC, Inc.	69,700	3,167,630
Daido Steel Co., Ltd.	6,200	237,322
Ezaki Glico Co., Ltd.	4,600	148,497
GS Yuasa Corp.	21,600	457,414
Hitachi Metals, Ltd.(a)	20,700	372,701
Inpex Corp.	448,733	4,503,706
Japan Petroleum Exploration Co., Ltd.	10,400	247,348
JFE Holdings, Inc.	70,900	899,496
Kobe Steel, Ltd.	77,200	364,265
Kubota Corp.	127,700	2,712,016
Kurita Water Industries, Ltd.	25,716	1,036,863
Morinaga Milk Industry Co., Ltd.	6,500	312,913
NGK Insulators, Ltd.	45,900	768,989
Nippon Light Metal Holdings Co., Ltd.	37,100	564,173
Nippon Steel Corp.	79,290	1,278,438
RENOVA, Inc.(a)	24,800	348,467
Sumitomo Forestry Co., Ltd.	73,459	1,276,660
Sumitomo Metal Mining Co., Ltd.	40,100	1,828,683
Tokyo Steel Manufacturing Co., Ltd.	50,500	478,319
UACJ Corp.	8,500	193,444
		21,197,344

Luxembourg (0.33%)
APERAM SA	14,100	788,226
ArcelorMittal	14,925	442,676
ArcelorMittal SA	5,056	148,791
Tenaris SA, ADR	27,417	668,426
Ternium SA, Sponsored ADR	63,021	2,538,486
		4,586,605

Malaysia (0.12%)
Lynas Rare Earths, Ltd.(a)	274,385	1,736,332

Mexico (0.20%)
Grupo Mexico SAB de CV, Series B	641,000	2,756,598

Netherlands (0.35%)
AMG Advanced Metallurgical Group NV	28,440	970,025
Core Laboratories N.V.	48,394	1,290,668
Fugro NV(a)	123,489	980,565
OCI N.V.(a)	15,679	426,623
SBM Offshore N.V.	27,872	439,629
Royal Dutch Shell PLC, Class B	2,551	64,726
Royal Dutch Shell PLC, Sponsored ADR, Class A(a)	13,848	711,787
		4,884,023

Norway (1.35%)
Aker BP ASA	75,504	2,602,825
Aker Solutions ASA(a)	61,939	160,871
DNO ASA	516,958	755,907
Equinor ASA	67,281	1,859,797
Leroy Seafood Group ASA	70,514	586,057
Mowi ASA	80,496	1,967,600

	Shares	Value (Note 2)
Norway (continued)
NEL ASA(a)	476,921	$638,111
Norsk Hydro ASA	182,328	1,393,598
Salmar ASA	12,666	859,875
Scatec ASA(b)(c)	52,789	772,189
TGS ASA	50,202	537,919
Yara International ASA	130,972	6,694,387
		18,829,136

Peru (0.32%)
Cia de Minas Buenaventura SAA, ADR(a)	144,604	1,171,292
Southern Copper Corp.	52,309	3,342,022
		4,513,314

South Africa (0.67%)
African Rainbow Minerals, Ltd.	55,842	827,639
Anglo Platinum, Ltd.	10,455	1,261,987
AngloGold Ashanti, Ltd., Sponsored ADR	4,226	78,519
Gold Fields, Ltd., Sponsored ADR	11,841	125,515
Impala Platinum Holdings, Ltd.	54,000	822,578
Kumba Iron Ore, Ltd.	51,422	1,808,937
Remgro, Ltd.	106,592	919,937
Sasol, Ltd.(a)	77,701	1,743,697
Sibanye Stillwater, Ltd., ADR	112,498	1,686,345
		9,275,154

Spain (0.31%)
Acerinox SA	44,206	558,708
Fluidra SA	54,669	1,725,833
Iberdrola SA	76,759	876,142
Repsol SA	21,441	270,795
Siemens Gamesa Renewable Energy SA(a)	24,558	526,822
Solaria Energia y Medio Ambiente SA(a)	18,123	313,547
		4,271,847

Sweden (1.00%)
AAK AB	17,147	319,687
Boliden AB	104,806	4,197,972
Epiroc AB, Class A	51,770	1,093,723
Holmen AB, B Shares	8,330	400,565
Lundin Energy AB	74,856	3,013,587
SSAB AB, A Shares	190,388	1,114,387
Svenska Cellulosa AB SCA, Class B	218,017	3,763,086
		13,903,007

Switzerland (0.06%)
Bucher Industries AG	799	364,557
Ferrexpo PLC	151,035	491,161
		855,718

United States (10.20%)
AGCO Corp.	30,162	3,534,986
Alcoa Corp.	31,949	1,811,828
Allegheny Technologies, Inc.(a)	34,615	633,108
American Water Works Co., Inc.	10,923	1,756,418

	Shares	Value (Note 2)
United States (continued)
APA Corp.	46,650	$1,549,247
Archer-Daniels-Midland Co.	24,736	1,855,200
Archrock, Inc.	40,183	339,145
Arconic, Inc.(a)	43,605	1,348,703
Array Technologies, Inc.(a)	28,924	304,859
Baker Hughes Co.	36,573	1,003,563
Bunge, Ltd.	37,892	3,746,003
California Water Service Group	12,369	767,991
Callon Petroleum Co.(a)	16,701	825,697
Cal-Maine Foods, Inc.(a)	14,471	564,369
Centennial Resource Development, Inc., Class A(a)	203,236	1,587,273
Century Aluminum Co.(a)	19,099	292,979
CF Industries Holdings, Inc.	128,383	8,841,736
ChampionX Corp.(a)	42,298	947,475
Chemours Co.	20,543	671,962
Chevron Corp.	11,808	1,550,745
Civitas Resources, Inc.	3,705	201,923
Cleveland-Cliffs, Inc.(a)	21,936	375,983
CNX Resources Corp.(a)	40,534	601,119
Commercial Metals Co.	14,599	488,191
Compass Minerals International, Inc.	29,403	1,570,120
Comstock Resources, Inc.(a)	179,790	1,398,766
ConocoPhillips	28,355	2,512,820
Continental Resources, Inc.	41,345	2,147,459
Corteva, Inc.	87,240	4,194,499
Coterra Energy, Inc.	61,433	1,345,383
Darling Ingredients, Inc.(a)	17,613	1,123,181
Deere & Co.	4,669	1,757,412
Devon Energy Corp.	20,591	1,041,287
Diamondback Energy, Inc.	25,802	3,255,180
Enphase Energy, Inc.(a)	10,981	1,542,501
EOG Resources, Inc.	31,435	3,504,374
Essential Utilities, Inc.	25,937	1,264,169
Evoqua Water Technologies Corp.(a)	18,936	766,908
Exxon Mobil Corp.	25,797	1,959,540
First Solar, Inc.(a)	10,918	855,753
FMC Corp.	30,800	3,399,396
Freeport-McMoRan, Inc.	57,670	2,146,477
FuelCell Energy, Inc.(a)	19,365	82,108
Green Plains, Inc.(a)	33,207	1,014,142
Halliburton Co.	82,737	2,543,335
Hecla Mining Co.	575,988	2,856,900
Helix Energy Solutions Group, Inc.(a)	302,387	1,067,426
Helmerich & Payne, Inc.	52,323	1,501,670
Hess Corp.	9,823	906,565
HollyFrontier Corp.(a)	22,080	776,333
Ingredion, Inc.	35,620	3,373,214
Kinder Morgan, Inc.	5,763	100,046
Kosmos Energy, Ltd.(a)	351,823	1,523,394
Laredo Petroleum, Inc.(a)	3,530	237,075
Liberty Oilfield Services, Inc., Class A(a)	27,088	327,765
Livent Corp.(a)	29,345	675,228
Magnolia Oil & Gas Corp., Class A	91,528	1,979,751
Marathon Oil Corp.	62,915	1,224,955
Marathon Petroleum Corp.	24,420	1,752,135
Matador Resources Co.	9,992	447,342
Mosaic Co.	80,002	3,196,080

	Shares	Value (Note 2)
United States (continued)
Murphy Oil Corp.	31,422	$992,935
National Fuel Gas Co.	3,154	191,542
National Oilwell Varco, Inc.	84,671	1,390,298
New WEI, Inc.(a)	68,768	103
Newmont Corp.	34,178	2,090,668
Northern Oil and Gas, Inc.	13,153	309,359
NOW, Inc.(a)	21,937	195,020
Occidental Petroleum Corp.	69,074	2,602,019
Oceaneering International, Inc.(a)	69,252	902,354
Ormat Technologies, Inc.	29,645	2,020,603
Patterson-UTI Energy, Inc.	187,413	1,866,633
PDC Energy, Inc.	25,790	1,528,573
Phillips 66	8,398	712,066
Pilgrim's Pride Corp.(a)	45,023	1,259,293
Pioneer Natural Resources Co.	4,083	893,728
Plug Power, Inc.(a)	21,677	474,076
PotlatchDeltic Corp., REIT	68,244	3,670,845
ProPetro Holding Corp.(a)	114,066	1,198,834
Rayonier, Inc., REIT	22,544	823,758
Reliance Steel & Aluminum Co.	7,901	1,207,905
Renewable Energy Group, Inc.(a)	13,274	534,411
Royal Gold, Inc.	8,866	900,342
RPC, Inc.(a)	140,085	827,902
Sanderson Farms, Inc.	15,926	2,930,384
Schlumberger NV	29,651	1,158,465
SM Energy Co.	35,264	1,157,012
SunCoke Energy, Inc.	95,611	654,935
SunPower Corp.(a)	64,160	1,076,605
Talos Energy, Inc.(a)	84,365	897,644
Tellurian, Inc.(a)	84,139	211,189
Transocean, Ltd.(a)	394,033	1,241,204
Tyson Foods, Inc., Class A	44,317	4,027,972
United States Steel Corp.	76,793	1,591,151
US Silica Holdings, Inc.(a)	105,682	1,009,263
Valero Energy Corp.	15,840	1,314,245
Warrior Met Coal, Inc.	18,618	487,792
Whiting Petroleum Corp.(a)	3,412	253,341
Williams Cos., Inc.	1,855	55,539
Worthington Industries, Inc.	4,148	224,739
		141,855,939

TOTAL COMMON STOCKS
(Cost $357,359,597)		409,834,972

MASTER LIMITED PARTNERSHIPS (0.03%)
United States (0.03%)
Energy Transfer LP	4,974	47,601
Enterprise Products Partners LP	10,676	252,381
Magellan Midstream Partners LP	2,054	100,379
MPLX LP	1,555	51,035
Plains All American Pipeline LP	3,090	33,279
		484,675

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $900,221)		484,675

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (52.68%)
U.S. Treasury Bonds (52.68%)
United States Cash Management Bill
0.190%, 5/17/22	$224,000,000	$223,825,233
United States Treasury Bill
0.040%, 2/24/22(d)	108,725,000	108,722,898
0.045%, 3/17/22(d)	108,725,000	108,721,446
0.185%, 4/28/22	27,000,000	26,988,229
0.110%, 5/5/22(d)	100,000,000	99,944,458
United States Treasury Inflation Indexed Bonds, 0.625%, 4/15/23	$114,118,620	$118,530,583
United States Treasury Notes
1.750%, 2/28/22(d)	19,500,000	19,524,528
1.875%, 5/31/22	27,000,000	27,136,579
		733,393,954
TOTAL GOVERNMENT BONDS
(Cost $733,523,394)		733,393,954

		Value
		(Note 2)
TOTAL INVESTMENTS (82.15%)
(Cost $1,091,783,212)		$1,143,713,601

Other Assets In Excess Of Liabilities (17.85%)		248,525,395
NET ASSETS - 100.00%		$1,392,238,996

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under rule 144A of the securities act of 1933. This Security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, the market value of those securities was $1,179,262 representing 0.08% of the Fund's net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2022 the aggregate market value of those securities was $1,179,262 representing 0.08% of net assets.
(d)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $50,222,256.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries and regions are shown as a percent of net assets.

FUTURES CONTRACTS

					Notional Amount/
Description	Counterparty	Position	Contracts	Expiration Date	Fair Value (Note 2)	Unrealized Appreciation
Brent Crude Future	Morgan Stanley	Long	893	02/28/22	$79,709,180	$3,689,129
Cocoa Future	Morgan Stanley	Short	(535)	07/14/22	(13,910,000)	210,355
Coffee 'C' Future	Morgan Stanley	Short	(25)	07/19/22	(2,199,375)	10,613
Copper Future	Morgan Stanley	Short	(100)	07/27/22	(10,810,000)	242,658
Corn Future	Morgan Stanley	Long	297	03/14/22	9,296,100	653,791
Lean Hogs Future	Morgan Stanley	Long	82	02/14/22	2,901,980	166,845
LME Aluminum Future	Morgan Stanley	Long	93	02/14/22	7,084,275	151,389
LME Nickel Future	Morgan Stanley	Long	160	02/14/22	21,876,480	607,390
LME Zinc Future	Morgan Stanley	Long	315	02/14/22	28,413,000	299,380
Low Sulfur Gasoil Future	Morgan Stanley	Long	380	03/10/22	29,744,500	1,824,276
Natural Gas Future	Morgan Stanley	Long	1,767	02/24/22	86,123,580	2,880,130
Natural Gas Future	Morgan Stanley	Long	331	03/29/22	15,474,250	3,888,981
Platinum Future	Morgan Stanley	Long	265	04/27/22	13,525,600	763,916
Soybean Future	Morgan Stanley	Long	93	03/14/22	6,930,825	1,052,995
Soybean Future	Morgan Stanley	Long	625	03/14/22	24,307,500	2,295,022
Soybean Meal Future	Morgan Stanley	Long	562	03/14/22	23,542,180	2,015,942
Sugar #11 (World)	Morgan Stanley	Short	(200)	04/29/22	(3,987,200)	149,556
Sugar #11 (World)	Morgan Stanley	Short	(29)	06/30/22	(571,648)	6,551
WTI Crude Future	Morgan Stanley	Long	765	02/22/22	67,434,750	9,011,610
WTI Crude Future	Morgan Stanley	Long	13	03/22/22	1,124,370	229,828
					$386,010,347	$30,150,357

					Notional Amount/
Description	Counterparty	Position	Contracts	Expiration Date	Fair Value (Note 2)	Unrealized Depreciation
Cocoa Future	Morgan Stanley	Short	(170)	05/13/22	$(4,379,200)	$(137,745)
Coffee 'C Future	Morgan Stanley	Short	(14)	05/18/22	(1,236,375)	(19,462)
Copper Future	Morgan Stanley	Short	(23)	03/29/22	(2,486,588)	(28,180)
Copper Future	Morgan Stanley	Short	(351)	05/26/22	(37,965,037)	(79,857)
Cotton #2 Future	Morgan Stanley	Short	(117)	05/06/22	(7,199,595)	(544,377)
Cotton No.2 Future	Morgan Stanley	Short	(127)	07/07/22	(7,598,410)	(556,286)
Crude Oil Future	Morgan Stanley	Short	(2,054)	05/20/22	(172,227,900)	(16,588,427)
Frzn Concentrated OJ Future	Morgan Stanley	Short	(12)	05/10/22	(259,740)	(2,657)
Gasoline Robusta Future	Morgan Stanley	Short	(108)	05/31/22	(11,832,610)	(544,435)
Gold 100 Oz Future	Morgan Stanley	Long	143	04/27/22	25,688,520	(610,777)
Hard Red Winter Wheat Future	Morgan Stanley	Long	64	03/14/22	2,500,000	(179,358)
Heating Oil Future	Morgan Stanley	Short	(167)	05/31/22	(17,929,187)	(780,449)
Live Cattle Future	Morgan Stanley	Short	(101)	04/29/22	(5,838,810)	(84,088)
Live Cattle Future	Morgan Stanley	Short	(101)	06/30/22	(5,618,630)	(60,558)
LME Aluminum Future	Morgan Stanley	Short	(48)	02/14/22	(3,656,400)	(98,896)
LME Copper Future	Morgan Stanley	Long	282	02/14/22	67,355,700	(3,756,404)
Natural Gas Future	Morgan Stanley	Short	(376)	04/27/22	(17,521,600)	(4,262,040)
Natural Gas Future	Morgan Stanley	Short	(961)	05/26/22	(45,090,120)	(9,644,640)
Silver Future	Morgan Stanley	Long	194	03/29/22	21,721,210	(2,380,520)
Wheat Future	Morgan Stanley	Long	45	03/14/22	1,712,813	(162,111)
					$(221,861,959)	$(40,521,267)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Appreciation
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	$248,786,378	USB3MTA + 25 bps	6/30/2022	$248,787,834	$1,456
Goldman Sachs	CRB 3m Fwd TR Index**	70,046,796	USB3MTA + 25 bps	9/30/2022	70,046,864	68
UBS	CRB 3m Fwd TR Index**	215,894,479	USB3MTA + 25 bps	11/30/2021	215,894,486	7
Societe Generale	CRB 3m Fwd TR Index**	67,976,363	USB3MTA + 28 bps	11/30/2021	67,976,367	4
Citigroup	CRB 3m Fwd TR Index**	210,829,405	USB3MTA + 24 bps	9/30/2021	210,829,408	3
		$813,533,421			$813,534,958	$1,538

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate received by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate received by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau

See Notes to Quarterly Statement of Investments

ALPS | Kotak India Growth Fund

STATEMENT OF INVESTMENTS

January 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.68%)
Communication Services (4.06%)
Entertainment (1.12%)
Nazara Technologies, Ltd.(a)	89,891	$2,573,922
PVR, Ltd.(a)	88,675	1,908,985
		4,482,907

Wireless Telecommunication Services (2.94%)
Bharti Airtel, Ltd.(a)	1,152,080	11,315,625
Bharti Airtel, Ltd. partly paid(a)	78,914	403,704

TOTAL COMMUNICATION SERVICES		16,202,236

Consumer Discretionary (9.75%)
Auto Components (1.80%)
MRF, Ltd.	3,678	3,571,897
Sansera Engineering, Ltd.(a)(b)	159,037	1,589,464
Varroc Engineering, Ltd.(a)(b)(c)	373,508	2,007,090
		7,168,451

Automobiles (2.50%)
Mahindra & Mahindra, Ltd.	283,701	3,393,305
Maruti Suzuki India, Ltd.	56,917	6,594,062
		9,987,367

Hotels, Restaurants & Leisure (0.87%)
Jubilant Foodworks, Ltd.	75,928	3,464,219

Household Durables (2.78%)
Crompton Greaves Consumer Electricals, Ltd.	1,290,475	7,370,363
Orient Electric, Ltd.	829,312	3,711,339
		11,081,702

Internet & Direct Marketing Retail (0.69%)
Cartrade Tech, Ltd.(a)	99,634	976,684
Zomato, Ltd.(a)	1,448,064	1,764,875
		2,741,559

Textiles, Apparel & Luxury Goods (1.11%)
Titan Co., Ltd.	139,661	4,453,254

TOTAL CONSUMER DISCRETIONARY		38,896,552

Consumer Staples (4.59%)
Household Products (2.10%)
Hindustan Unilever, Ltd.	273,518	8,363,433

Personal Products (2.49%)
Dabur India, Ltd.	628,592	4,536,663
	Shares	Value (Note 2)
Personal Products (continued)
Emami, Ltd.	806,877	$5,420,274
		9,956,937

TOTAL CONSUMER STAPLES		18,320,370

Energy (7.10%)
Oil, Gas & Consumable Fuels (7.10%)
Aegis Logistics, Ltd.	938,214	2,566,746
Reliance Industries, Ltd.	799,799	25,775,277
		28,342,023

TOTAL ENERGY		28,342,023

Financials (31.58%)
Banks (18.10%)
AU Small Finance Bank, Ltd.(a)(b)(c)	389,286	6,878,969
Axis Bank, Ltd.(a)	1,268,470	13,284,189
HDFC Bank, Ltd., ADR	82,825	5,684,280
HDFC Bank, Ltd.	580,196	11,668,378
ICICI Bank, Ltd., Sponsored ADR	575,349	12,502,334
ICICI Bank, Ltd.	1,071,722	11,513,672
State Bank of India	1,464,841	10,667,848
		72,199,670

Consumer Finance (4.92%)
Bajaj Finance, Ltd.	116,196	11,005,034
Muthoot Finance, Ltd.	122,426	2,404,983
SBI Cards & Payment Services, Ltd.(a)	523,072	6,201,121
		19,611,138

Insurance (3.68%)
HDFC Life Insurance Co., Ltd.(b)(c)	405,891	3,402,597
ICICI Lombard General Insurance Co., Ltd.(b)(c)	249,479	4,611,585
Max Financial Services, Ltd.(a)	437,229	5,590,691
PB Fintech, Ltd.(a)	102,045	1,087,217
		14,692,090

Thrifts & Mortgage Finance (4.88%)
Aavas Financiers, Ltd.(a)	264,137	10,248,765
Housing Development Finance Corp., Ltd.	270,310	9,223,184
		19,471,949

TOTAL FINANCIALS		125,974,847

Health Care (7.68%)
Health Care Providers & Services (4.60%)
Dr Lal PathLabs, Ltd.(b)(c)	44,709	1,790,862
Fortis Healthcare, Ltd.(a)	1,277,235	4,662,638
Max Healthcare Institute, Ltd.(a)	1,697,010	8,399,403
Vijaya Diagnostic Centre Pvt, Ltd.(a)	505,492	3,497,749
		18,350,652

	Shares	Value (Note 2)
Life Sciences Tools & Services (0.40%)
Tarsons Products, Ltd.(a)	170,702	$1,608,713

Pharmaceuticals (2.68%)
Alkem Laboratories, Ltd.	77,590	3,691,066
Aurobindo Pharma, Ltd.	412,620	3,522,957
Cipla, Ltd.	273,413	3,470,934
		10,684,957

TOTAL HEALTH CARE		30,644,322

Industrials (7.34%)
Air Freight & Logistics (0.72%)
Mahindra Logistics, Ltd.(b)(c)	360,888	2,848,009

Airlines (0.61%)
InterGlobe Aviation, Ltd.(a)(b)(c)	96,758	2,423,552

Building Products (1.48%)
Kajaria Ceramics, Ltd.	328,119	5,903,919

Construction & Engineering (3.20%)
Kalpataru Power Transmission, Ltd.	654,000	3,526,212
Larsen & Toubro, Ltd.	358,914	9,249,504
		12,775,716

Electrical Equipment (0.83%)
V-Guard Industries, Ltd.	1,139,542	3,306,503

Trading Companies & Distributors (0.50%)
IndiaMart InterMesh, Ltd.(b)(c)	29,792	2,006,202

TOTAL INDUSTRIALS		29,263,901

Information Technology (16.95%)
IT Services (16.95%)
Infosys, Ltd., Sponsored ADR	543,588	12,812,369
Infosys, Ltd.	887,568	20,882,446
Persistent Systems, Ltd.	150,179	8,913,015
Tata Consultancy Services, Ltd.	279,640	14,081,512
Tech Mahindra, Ltd.	546,730	10,913,670
		67,603,012

TOTAL INFORMATION TECHNOLOGY		67,603,012

Materials (7.51%)
Chemicals (2.98%)
Kansai Nerolac Paints, Ltd.	471,593	3,596,500
SRF, Ltd.	256,201	8,286,971
		11,883,471

Construction Materials (3.94%)
JK Cement, Ltd.	97,999	4,355,207
Ramco Cements, Ltd.	445,054	5,209,039
Shree Cement, Ltd.	18,806	6,148,917
		15,713,163
	Shares	Value (Note 2)
Containers & Packaging (0.59%)
Mold-Tek Packaging, Ltd.	236,740	$2,377,311

TOTAL MATERIALS		29,973,945

Real Estate (2.12%)
Real Estate Management & Development (2.12%)
Brigade Enterprises, Ltd.	640,073	4,310,290
Oberoi Realty, Ltd.(a)	336,060	4,151,429
		8,461,719

TOTAL REAL ESTATE		8,461,719

TOTAL COMMON STOCKS
(Cost $291,585,532)		393,682,927

TOTAL INVESTMENTS (98.68%)
(Cost $291,585,532)		$393,682,927

Assets In Excess Of Other Liabilities (1.32%)		5,269,158

NET ASSETS (100.00%)		$398,952,085

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, the aggregate market value of those securities was $27,558,330, representing 6.91% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2022 the aggregate market value of those securities was $27,558,330 representing 6.91% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund  management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Short Duration Bond Fund

STATEMENT OF INVESTMENTS

January 31, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.34%)
Fannie Mae
Series 1992-180, Class F,
1M US L + 1.15%, 10/25/2022(a)	$2,301	$2,307
Series 1992-49, Class L,
7.000%, 04/25/2022	1,433	1,437
Series 1992-52, Class FD,
1M US L + 0.02%, 09/25/2022(a)	702	700
Series 1992-62, Class FA,
1M US L + 0.90%, 10/25/2022(a)	4,619	4,615
Series 1992-73, Class FC,
1M US L + 0.75%, 05/25/2022(a)	151	151
Series 1992-89, Class FB,
1M US L + 0.50%, 06/25/2022(a)	144	144
Series 1993-184, Class M,
–%, 09/25/2023(b)	5,798	5,725
Series 1993-189, Class FB,
10Y US TI + -0.65%, 10/25/2023(a)	3,447	3,413
Series 1993-230, Class FA,
1M US L + 0.60%, 12/25/2023(a)	20,459	20,407
Series 1993-255, Class E,
7.100%, 12/25/2023	23,798	24,775
Series 1993-27, Class FC,
1M US L + 0.90%, 08/25/2023(a)	1,022	1,022
Series 1993-31, Class PN,
7.000%, 09/25/2023	50,151	51,738
Series 1993-97, Class FA,
1M US L + 1.25%, 05/25/2023(a)	2,914	2,904
Series 1994-18, Class FA,
1M US L + 0.60%, 02/25/2024(a)	7,625	7,646
Series 1994-22, Class F,
1M US L + 1.20%, 01/25/2024(a)	47,610	47,938
Series 1994-3, Class FA,
1M US L + 0.65%, 03/25/2024(a)	2,918	2,926
Series 1994-3, Class FB,
1M US L + 0.65%, 01/25/2024(a)	16,379	16,429
Series 1994-61, Class E,
7.500%, 04/25/2024	22,661	23,622
Series 1994-75, Class K,
7.000%, 04/25/2024	14,811	15,503
Series 1994-77, Class FB,
1M US L + 1.50%, 04/25/2024(a)	54,620	55,162
Series 1997-12, Class FA,
1M US L + 1.00%, 04/18/2027(a)	22,298	22,594

	Principal Amount	Value (Note 2)
Series 1997-49, Class F,
1M US L + 0.50%, 06/17/2027(a)	$31,368	$31,487
Series 2003-39, Class PG,
5.500%, 05/25/2023	16,097	16,369
Series 2003-49, Class YC,
4.000%, 06/25/2023	8,255	8,345
Series 2004-53, Class NC,
5.500%, 07/25/2024	7,185	7,368
Series 2004-95, Class AK,
5.500%, 01/25/2025	13,740	14,311
Series 2005-121, Class DY,
5.500%, 01/25/2026	14,340	14,978
Series 2006-22, Class CE,
4.500%, 08/25/2023	9,569	9,744
Series 2011-40, Class KA,
3.500%, 03/25/2026	70,924	72,940
Series 2011-44, Class EB,
3.000%, 05/25/2026	25,798	26,420
Series 2011-61, Class B,
3.000%, 07/25/2026	43,946	45,050
Series 2011-80, Class KB,
3.500%, 08/25/2026	50,705	52,607
Series 2012-22, Class ND,
2.000%, 12/25/2026	81,658	82,511
Series 2012-47, Class HA,
1.500%, 05/25/2027	59,164	59,062
Series 2013-5, Class DB,
2.000%, 02/25/2028	122,585	123,205
Series 2015-96, Class EA,
3.000%, 12/25/2026	211,685	217,023
		1,092,578
Freddie Mac
Series 1992-1242, Class C,
1M US L + 0.55%, 04/15/2022(a)	102	101
Series 1993-1487, Class O,
1M US L + 0.75%, 03/15/2023(a)	4,790	4,800
Series 1993-1534, Class J,
1M US L + 0.90%, 06/15/2023(a)	6,765	6,790
Series 1993-1560, Class Z,
7.000%, 08/15/2023	7,987	8,212
Series 1993-1567, Class A,
1M US L + 0.40%, 08/15/2023(a)	29,508	29,491
Series 1993-1584, Class L,
6.500%, 09/15/2023	13,330	13,807
Series 1993-1602, Class PJ,
6.500%, 10/15/2023	16,162	16,653
Series 1993-1611, Class Z,
6.500%, 11/15/2023	8,413	8,756
Series 1993-1628, Class LZ,
6.500%, 12/15/2023	5,062	5,256

	Principal Amount	Value (Note 2)
Series 1993-1630, Class PK,
6.000%, 11/15/2023	$10,014	$10,382
Series 1993-1632, Class FB,
1M US L + 1.20%, 11/15/2023(a)	11,879	11,952
Series 1993-1636, Class F,
1M US L + 0.65%, 11/15/2023(a)	8,824	8,848
Series 1993-21, Class F,
1M US L + 0.50%, 10/25/2023(a)	11,100	11,117
Series 1993-24, Class FJ,
1M US L + 0.50%, 11/25/2023(a)	50,562	50,639
Series 1994-1673, Class FB,
10Y US TI + -0.50%, 02/15/2024(a)	4,107	4,083
Series 1994-1699, Class FB,
1M US L + 1.00%, 03/15/2024(a)	6,904	6,910
Series 1994-1707, Class F,
1M US L + 0.70%, 03/15/2024(a)	10,424	10,458
Series 1994-1730, Class Z,
7.000%, 05/15/2024	24,346	25,557
Series 1994-1744, Class FD,
1M US L + 1.98%, 08/15/2024(a)	30,154	30,685
Series 1994-32, Class PN,
7.500%, 04/25/2024	87,057	90,614
Series 1994-43, Class PH,
6.500%, 10/17/2024	31,085	32,261
Series 1996-1810, Class D,
6.000%, 02/15/2026	17,135	17,965
Series 1996-1885, Class FA,
1M US L + 0.45%, 09/15/2026(a)	5,055	5,068
Series 1997-1983, Class Z,
6.500%, 12/15/2023	8,842	9,200
Series 2002-2528, Class KM,
5.500%, 11/15/2022	11,925	12,064
Series 2003-2595, Class GC,
5.500%, 04/15/2023	17,587	17,863
Series 2003-2634, Class PT,
5.000%, 06/15/2023	4,279	4,331
Series 2004-2877, Class AL,
5.000%, 10/15/2024	2,821	2,898
Series 2005-3005, Class ED,
5.000%, 07/15/2025	56,869	59,230
Series 2006-3104, Class DH,
5.000%, 01/15/2026	30,370	31,762
Series 2009-3575, Class EB,
4.000%, 09/15/2024	11,021	11,250
Series 2010-3661, Class B,
4.000%, 04/15/2025	27,510	28,218
Series 2010-3710, Class MG,
4.000%, 08/15/2025(c)	20,421	21,565
Series 2010-3779, Class KJ,
2.750%, 11/15/2025	33,481	34,090

	Principal Amount	Value (Note 2)
Series 2011-3822, Class VE,
4.000%, 05/15/2022	$46,139	$46,296
Series 2011-3829, Class BE,
3.500%, 03/15/2026	18,131	18,756
Series 2011-3845, Class FQ,
1M US L + 0.25%, 02/15/2026(a)	1,412	1,411
Series 2011-3907, Class FM,
1M US L + 0.35%, 05/15/2026(a)	9,541	9,546
Series 2011-3945, Class BJ,
2.000%, 03/15/2026	5,945	5,952
Series 2012-4003, Class BG,
2.000%, 10/15/2026	47,278	47,819
Series 2013-4177, Class NB,
1.500%, 03/15/2028	27,318	27,191
		799,847
Ginnie Mae
Series 2010-101, Class GU,
4.000%, 08/20/2025(c)	22,154	22,981
Series 2013-53, Class KN,
1.500%, 08/20/2025	23,732	23,798
		46,779

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,931,430)		1,939,204

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.17%)
Fannie Mae-Aces
Series 2012-M10, Class AFL,
1M US L + 0.45%, 09/25/2022(a)	35,272	35,275
Series 2013-M14, Class APT,
2.481%, 04/25/2023(a)	266,108	267,259
Series 2013-M14, Class A2,
3.329%, 10/25/2023(a)	55,932	57,262
Series 2013-M3, Class A2,
2.509%, 11/25/2022(a)	201,210	202,427
Series 2016-M13, Class FA,
1M US L + 0.67%, 11/25/2023(a)	4,571	4,581
Series 2016-M6, Class A1,
2.137%, 05/25/2026	13,611	13,657
Series 2016-M7, Class AV2,
2.157%, 10/25/2023	40,221	40,508
		620,969
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2012-K023, Class X1,
1.197%, 08/25/2022(a)(d)	3,572,545	16,289

	Principal Amount	Value (Note 2)
Series 2013-K026, Class X1,
0.932%, 11/25/2022(a)(d)	$5,439,886	$30,927
Series 2015-KF07, Class A,
1M US L + 0.29%, 02/25/2025(a)	9,506	9,472
Series 2016-KF14, Class A,
1M US L + 0.65%, 01/25/2023(a)	98,892	98,962
Series 2016-KJ08, Class A2,
2.356%, 08/25/2022	75,893	76,179
Series 2017-K725, Class A1,
2.666%, 05/25/2023	14,172	14,239
Series 2017-K728, Class A2,
3.064%, 08/25/2024(a)	115,659	119,628
		365,696

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $971,675)		986,665

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (2.45%)
Fannie Mae Pool
Series 2009-958485,
5.500%, 03/01/2024	2,408,922	2,538,153
Series 2011-MA0717,
3.500%, 04/01/2026	22,255	23,043
Series 2012--470538,
3.220%, 03/01/2022	202,266	202,209
Series 2012-471690,
2.790%, 07/01/2022	153,302	153,257
Series 2012-471828,
2.650%, 08/01/2022	101,447	101,581
Series 2012-AM1076,
2.920%, 10/01/2024	232,894	232,827
Series 2012-AM1729,
2.300%, 01/01/2023	101,447	102,158
Series 2013-AM2695,
2.490%, 03/01/2023	217,068	219,137
Series 2013-AM4125,
3.740%, 08/01/2023	230,000	235,846
Series 2014-AM7158,
3.150%, 11/01/2024	175,000	174,962
Series 2015-AM9288,
2.930%, 07/01/2025	1,339,320	1,353,643
Series 2016-AL8941,
2.819%, 01/01/2024(a)	59,767	60,774
Series 2016-AL9448,
2.935%, 07/01/2026(a)	109,421	114,860
Series 2016-AN0632,
3.210%, 01/01/2026	65,000	66,388

	Principal Amount	Value (Note 2)
Series 2016-AN1413,
2.490%, 05/01/2026	$143,066	$146,925
Series 2016-AN2079,
2.910%, 07/01/2026	36,135	37,932
Series 2017-AN3722,
3.170%, 04/01/2024	145,908	146,780
Series 2017-AN3895,
2.470%, 01/01/2024	2,000,000	2,026,261
Series 2017-AN5196,
2.910%, 04/01/2024	300,000	301,603
Series 2017-AN6645,
2.600%, 09/01/2024	250,000	252,658
Series 2018-AN8096,
3.020%, 06/01/2024	305,000	305,000
Series 2018-AN8203,
2.950%, 01/01/2025	2,903,339	2,953,890
Series 2018-BL0760,
3.790%, 12/01/2025	590,000	614,793
Series 2019-BL2539,
3.050%, 05/01/2024	139,594	141,566
		12,506,246
Freddie Mac Gold Pool
Series 2012-T40090,
3.000%, 05/01/2027	95,330	98,796

Freddie Mac Pool
Series 2017-WN2000,
2.700%, 08/01/2023	1,389,810	1,389,392

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $14,193,281)		13,994,434

CORPORATE BONDS (73.74%)

Aerospace & Defense (4.07%)
Boeing Co.
2.20%, 02/04/2026	5,000,000	4,918,262
Huntington Ingalls Industries, Inc.
0.67%, 08/16/2023(e)	7,500,000	7,376,414
Teledyne Technologies, Inc.
0.65%, 04/01/2023	3,000,000	2,970,529
0.95%, 04/01/2024	3,000,000	2,948,121
TransDigm, Inc.
6.25%, 03/15/2026(e)	1,300,000	1,343,550
8.00%, 12/15/2025(e)	3,500,000	3,661,473
Total Aerospace & Defense		23,218,349

Airlines (0.48%)
Delta Air Lines, Inc.
7.00%, 05/01/2025(e)	2,000,000	2,242,256

	Principal Amount	Value (Note 2)
Southwest Airlines Co.
4.75%, 05/04/2023	$500,000	$519,286
Total Airlines		2,761,542

Apparel & Textile Products (0.16%)
Ralph Lauren Corp.
1.70%, 06/15/2022	925,000	928,804

Automobiles Manufacturing (5.82%)
American Honda Finance Corp.
0.65%, 09/08/2023	1,500,000	1,485,647
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	2,000,000	1,965,430
3.38%, 11/13/2025	465,000	466,307
3M US L + 1.27%, 03/28/2022(a)	2,390,000	2,391,565
General Motors Co.
5.40%, 10/02/2023	2,250,000	2,384,881
General Motors Financial Co., Inc.
1.05%, 03/08/2024	3,750,000	3,692,532
5.10%, 01/17/2024	1,200,000	1,272,673
Hyundai Capital America
0.88%, 06/14/2024(e)	4,000,000	3,899,738
Kia Corp.
1.00%, 04/16/2024(e)	2,850,000	2,807,213
Nissan Motor Co., Ltd.
3.04%, 09/15/2023(e)	4,685,000	4,764,037
3.52%, 09/17/2025(e)	4,000,000	4,129,962
Volkswagen Group of America Finance LLC
0.75%, 11/23/2022(e)	1,500,000	1,495,554
0.88%, 11/22/2023(e)	2,500,000	2,464,456
Total Automobiles Manufacturing		33,219,995

Banks (4.26%)
Citizens Financial Group, Inc.
4.15%, 09/28/2022(e)	400,000	408,167
Danske Bank A/S
5.38%, 01/12/2024(e)	250,000	266,048
1Y US TI + 1.03%, 12/08/2023(a)(e)	1,000,000	997,131
Discover Bank
3.35%, 02/06/2023	2,110,000	2,152,155
First Horizon Corp.
3.55%, 05/26/2023	500,000	511,140
First-Citizens Bank & Trust Co.
1D US SOFR + 3.83%, 06/19/2024(a)	5,855,000	6,003,449
FNB Corp.
2.20%, 02/24/2023	200,000	201,516
Lloyds Banking Group PLC
1Y US TI + 0.55%, 05/11/2024(a)	2,000,000	1,979,079
National Bank of Canada
1Y US TI + 0.40%, 11/15/2024(a)	3,000,000	2,942,732

	Principal Amount	Value (Note 2)
NatWest Markets PLC
0.80%, 08/12/2024(e)	$1,000,000	$971,855
Synchrony Bank
3.00%, 06/15/2022	2,770,000	2,788,777
Synovus Bank/Columbus GA
1D US SOFR + 0.95%, 02/10/2023(a)	2,750,000	2,750,584
Truist Financial Corp.
1D US SOFR + 0.40%, 06/09/2025(a)	2,000,000	1,995,023
Wells Fargo & Co.
4.13%, 08/15/2023	300,000	311,910
Total Banks		24,279,566

Biotechnology (0.18%)
Roche Holdings, Inc.
1D US SOFR + 0.24%, 03/05/2024(a)(e)	1,000,000	999,757

Cable & Satellite (0.63%)
Charter Communications Operating LLC / Charter Communications Operating Capital
3M US L + 1.65%, 02/01/2024(a)	3,530,000	3,617,156

Casinos & Gaming (0.54%)
MGM Resorts International
6.75%, 05/01/2025	1,845,000	1,911,835
7.75%, 03/15/2022	1,186,000	1,193,709
Total Casinos & Gaming		3,105,544

Chemicals (1.04%)
Avient Corp.
5.75%, 05/15/2025(e)	3,826,000	3,948,566
International Flavors & Fragrances, Inc.
0.70%, 09/15/2022(e)	1,500,000	1,496,125
Westlake Chemical Corp.
0.88%, 08/15/2024	500,000	487,187
Total Chemicals		5,931,878

Commercial Finance (3.39%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	4,600,000	5,160,211
1D US SOFR + 0.68%, 09/29/2023(a)	2,000,000	2,000,798
Series 3NC1
1.75%, 10/29/2024	5,000,000	4,924,690
Avolon Holdings Funding, Ltd.
3.63%, 05/01/2022(e)	1,977,000	1,986,289
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(e)	5,135,000	5,264,684
Total Commercial Finance		19,336,672

	Principal Amount	Value (Note 2)
Construction Materials Manufacturing (1.30%)
Carlisle Cos., Inc.
0.55%, 09/01/2023	$1,000,000	$985,217
Martin Marietta Materials, Inc.
0.65%, 07/15/2023	6,540,000	6,468,649
Total Construction Materials Manufacturing		7,453,866

Consumer Finance (2.83%)
Ally Financial, Inc.
1.45%, 10/02/2023	4,730,000	4,714,212
American Express Co.
1D US SOFR + 0.23%, 11/03/2023(a)	2,000,000	1,998,050
Capital One Financial Corp.
2.60%, 05/11/2023	400,000	405,483
Fidelity National Information Services, Inc.
0.38%, 03/01/2023	2,000,000	1,980,770
0.60%, 03/01/2024	2,000,000	1,951,750
OneMain Finance Corp.
8.88%, 06/01/2025	3,802,000	4,039,929
PayPal Holdings, Inc.
1.35%, 06/01/2023	1,000,000	1,002,195
Total Consumer Finance		16,092,389

Consumer Products (0.09%)
Unilever Capital Corp.
0.63%, 08/12/2024	500,000	487,098

Containers & Packaging (0.20%)
Sonoco Products Co.
1.80%, 02/01/2025	1,139,000	1,132,020

Department Stores (0.86%)
Nordstrom, Inc.
Series WI
2.30%, 04/08/2024	5,000,000	4,919,574

Design, Manufacturing & Distribution (0.51%)
TD SYNNEX Corp.
1.25%, 08/09/2024(e)	3,000,000	2,934,141

Diversified Banks (8.26%)
Banco Santander SA
1Y US TI + 0.45%, 06/30/2024(a)	1,000,000	989,041

	Principal Amount	Value (Note 2)
Bank of America Corp.
1D US SOFR + 0.65%, 12/06/2025(a)	$1,000,000	$984,197
1D US SOFR + 0.69%, 04/22/2025(a)	4,000,000	4,021,830
3M BSBY + 0.43%, 05/28/2024(a)	3,000,000	3,001,800
3M US L + 1.021%, 04/24/2023(a)	1,550,000	1,555,116
Barclays PLC
1Y US TI + 0.80%, 12/10/2024(a)	3,000,000	2,950,027
1Y US TI + 1.05%, 11/24/2027(a)	1,080,000	1,058,586
Citigroup, Inc.
4.30%, 11/20/2026	3,268,000	3,537,431
1D US SOFR + 0.669%, 05/01/2025(a)	3,000,000	2,938,945
HSBC Holdings PLC
1D US SOFR + 0.534%, 08/17/2024(a)	2,000,000	1,968,641
Series .
1D US SOFR + 0.58%, 11/22/2024(a)	5,000,000	5,007,614
JPMorgan Chase & Co.
1D US SOFR + 0.535%, 06/01/2025(a)	2,000,000	2,003,364
1D US SOFR + 1.46%, 06/01/2024(a)	6,000,000	6,005,473
Series FRN
1D US SOFR + 0.58%, 06/23/2025(a)	2,000,000	2,003,176
Mizuho Financial Group, Inc.
0.87% - 1D US SOFR, 09/08/2024(a)	1,000,000	987,980
1.25% - 1D US SOFR, 07/10/2024(a)	1,000,000	994,059
NatWest Group PLC
6.10%, 06/10/2023	200,000	211,075
1Y US TI + 2.15%, 05/22/2024(a)	1,000,000	1,008,901
Standard Chartered PLC
1D US SOFR + 0.93%, 11/23/2025(a)(e)	4,000,000	4,014,067
Sumitomo Mitsui Financial Group, Inc.
1.40%, 09/17/2026	2,000,000	1,917,528
Total Diversified Banks		47,158,851

Electrical Equipment Manufacturing (0.17%)
Siemens Financieringsmaatschappij NV
0.40%, 03/11/2023(e)	1,000,000	990,378

Exploration & Production (0.82%)
Continental Resources, Inc.
2.27%, 11/15/2026(e)	2,675,000	2,591,407

	Principal Amount	Value (Note 2)
Pioneer Natural Resources Co.
0.55%, 05/15/2023	$1,000,000	$990,742
0.75%, 01/15/2024	1,140,000	1,118,166
Total Exploration & Production		4,700,315

Financial Services (8.58%)
Ameriprise Financial, Inc.
3.00%, 03/22/2022	250,000	250,910
Bank of New York Mellon Corp.
Series J
1D US SOFR + 0.20%, 10/25/2024(a)	5,000,000	4,988,007
Credit Suisse Group AG
1D US SOFR + 2.044%, 06/05/2026(a)(e)	4,000,000	3,953,425
Goldman Sachs Group, Inc.
0.52%, 03/08/2023	2,000,000	1,984,885
1D US SOFR + 0.49%, 10/21/2024(a)	3,000,000	2,992,226
1D US SOFR + 0.50%, 09/10/2024(a)	2,500,000	2,496,077
1D US SOFR + 0.62%, 12/06/2023(a)	3,000,000	3,004,079
1D US SOFR + 0.70%, 01/24/2025(a)	3,000,000	3,005,044
3M US L + 1.053%, 06/05/2023(a)	800,000	804,405
Series VAR
1D US SOFR + 0.538%, 11/17/2023(a)	1,865,000	1,853,742
Intercontinental Exchange, Inc.
0.70%, 06/15/2023	1,350,000	1,339,841
Morgan Stanley
4.88%, 11/01/2022	500,000	514,099
1D US SOFR + 0.525%, 05/30/2025(a)	3,000,000	2,924,192
1D US SOFR + 0.625%, 01/24/2025(a)	5,000,000	5,014,483
Series GMTN
1D US SOFR + 0.509%, 01/22/2025(a)	5,000,000	4,902,098
Nasdaq, Inc.
0.45%, 12/21/2022	2,000,000	1,988,719
National Securities Clearing Corp.
0.40%, 12/07/2023(e)	1,980,000	1,946,305
UBS AG/London
1.75%, 04/21/2022(e)	700,000	701,383
1D US SOFR + 0.32%, 06/01/2023(a)(e)	1,000,000	1,000,542
UBS Group AG
1Y US TI + 0.83%, 07/30/2024(a)(e)	1,000,000	988,714
USAA Capital Corp.
0.50%, 05/01/2024(e)	2,000,000	1,959,384
1.50%, 05/01/2023(e)	500,000	502,431

	Principal Amount	Value (Note 2)
Total Financial Services		$49,114,991

Food & Beverage (1.03%)
Conagra Brands, Inc.
0.50%, 08/11/2023	$2,000,000	$1,970,657
Hormel Foods Corp.
0.65%, 06/03/2024	2,000,000	1,959,013
JDE Peet's NV
0.80%, 09/24/2024(e)	1,000,000	965,755
Keurig Dr Pepper, Inc.
0.75%, 03/15/2024	1,000,000	979,523
Total Food & Beverage		5,874,948

Forest & Paper Products Manufacturing (0.30%)
Georgia-Pacific LLC
0.63%, 05/15/2024(e)	1,750,000	1,707,796

Health Care Facilities & Services (1.38%)
AmerisourceBergen Corp.
0.74%, 03/15/2023	2,000,000	1,988,272
Cigna Corp.
0.61%, 03/15/2024	2,000,000	1,956,295
HCA, Inc.
5.00%, 03/15/2024	500,000	530,049
Series 1
5.88%, 05/01/2023	3,300,000	3,439,524
Total Health Care Facilities & Services		7,914,140

Homebuilders (0.32%)
Forestar Group, Inc.
3.85%, 05/15/2026(e)	1,835,000	1,800,649

Industrial Other (0.34%)
Quanta Services, Inc.
0.95%, 10/01/2024	2,000,000	1,948,278

Leisure Products Manufacturing (0.69%)
Brunswick Corp.
0.85%, 08/18/2024	2,000,000	1,954,394
Mattel, Inc.
3.15%, 03/15/2023	2,000,000	2,013,070
Total Leisure Products Manufacturing		3,967,464

Life Insurance (0.17%)
Security Benefit Global Funding
1.25%, 05/17/2024(e)	1,000,000	980,614

Managed Care (1.21%)
Anthem, Inc.
0.45%, 03/15/2023	1,000,000	992,264
Humana, Inc.
0.65%, 08/03/2023	5,014,000	4,951,671

	Principal Amount	Value (Note 2)
UnitedHealth Group, Inc.
0.55%, 05/15/2024	$1,000,000	$979,312
Total Managed Care		6,923,247

Mass Merchants (0.19%)
Target Corp.
1.95%, 01/15/2027	1,000,000	999,775

Medical Equipment & Devices Manufacturing (2.61%)
Baxter International, Inc.
1D US SOFR + 0.26%, 12/01/2023(a)(e)	2,000,000	1,996,867
Illumina, Inc.
0.55%, 03/23/2023	2,000,000	1,985,679
PerkinElmer, Inc.
0.55%, 09/15/2023	2,000,000	1,974,226
Thermo Fisher Scientific, Inc.
0.80%, 10/18/2023	5,000,000	4,952,081
1D US SOFR + 0.53%, 10/18/2024(a)	2,000,000	2,001,273
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024	2,000,000	1,972,278
Total Medical Equipment & Devices Manufacturing		14,882,404

Metals & Mining (1.01%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	5,592,000	5,746,824

Pharmaceuticals (2.12%)
AbbVie, Inc.
2.30%, 11/21/2022	1,286,000	1,299,563
Bausch Health Cos., Inc.
6.13%, 04/15/2025(e)	5,056,000	5,156,488
Viatris, Inc.
1.13%, 06/22/2022	5,635,000	5,641,932
Total Pharmaceuticals		12,097,983

Pipeline (3.88%)
Buckeye Partners LP
4.15%, 07/01/2023	2,897,000	2,890,134
4.35%, 10/15/2024	750,000	763,429
Energy Transfer LP
3.45%, 01/15/2023	1,500,000	1,524,359
4.50%, 04/15/2024	900,000	943,644
Gray Oak Pipeline LLC
2.00%, 09/15/2023(e)	2,315,000	2,323,584
Midwest Connector Capital Co. LLC
3.63%, 04/01/2022(e)	6,783,000	6,797,685
3.90%, 04/01/2024(e)	775,000	798,022
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	2,556,000	2,716,248

	Principal Amount	Value (Note 2)
TransCanada PipeLines, Ltd.
1.00%, 10/12/2024	$1,500,000	$1,467,441
Western Midstream Operating LP
3.60%, 02/01/2025	77,000	77,849
1.85% - 3M US L, 01/13/2023(a)	1,849,000	1,840,016
Total Pipeline		22,142,411

Power Generation (0.80%)
Alexander Funding Trust
1.84%, 11/15/2023(e)	4,062,000	4,046,958
NRG Energy, Inc.
2.00%, 12/02/2025(e)	500,000	491,581
Total Power Generation		4,538,539

Publishing & Broadcasting (0.27%)
Nexstar Media, Inc.
5.63%, 07/15/2027(e)	1,500,000	1,539,683

Railroad (0.17%)
Canadian Pacific Railway Co.
1.35%, 12/02/2024	1,000,000	987,771

Real Estate (0.58%)
GLP Capital LP / GLP Financing II, Inc.
5.38%, 11/01/2023	1,220,000	1,287,978
Public Storage
1D US SOFR + 0.47%, 04/23/2024(a)	2,000,000	2,000,183
Total Real Estate		3,288,161

Refining & Marketing (0.54%)
HollyFrontier Corp.
2.63%, 10/01/2023	3,009,000	3,043,510

Restaurants (0.23%)
Yum! Brands, Inc.
7.75%, 04/01/2025(e)	1,250,000	1,311,044

Retail - Consumer Discretionary (0.39%)
Genuine Parts Co.
1.75%, 02/01/2025	1,000,000	994,839
QVC, Inc.
4.38%, 03/15/2023	1,250,000	1,265,691
Total Retail - Consumer Discretionary		2,260,530

Semiconductors (1.92%)
Analog Devices, Inc.
1D US SOFR + 0.25%, 10/01/2024(a)	2,000,000	2,000,566
Marvell Technology, Inc.
4.20%, 06/22/2023	2,000,000	2,064,446
Microchip Technology, Inc.
0.97%, 02/15/2024	1,000,000	979,811

	Principal Amount	Value (Note 2)
Renesas Electronics Corp.
1.54%, 11/26/2024(e)	$4,000,000	$3,938,851
Skyworks Solutions, Inc.
0.90%, 06/01/2023	2,000,000	1,979,836
Total Semiconductors		10,963,510

Software & Services (1.15%)
Intuit, Inc.
0.65%, 07/15/2023	1,000,000	991,607
Nielsen Co. Luxembourg SARL
5.00%, 02/01/2025(e)	2,185,000	2,204,534
Roper Technologies, Inc.
0.45%, 08/15/2022	1,365,000	1,363,051
VMware, Inc.
0.60%, 08/15/2023	2,000,000	1,973,513
Total Software & Services		6,532,705

Supermarkets & Pharmacies (0.66%)
7-Eleven, Inc.
0.63%, 02/10/2023(e)	500,000	497,618
0.80%, 02/10/2024(e)	3,350,000	3,285,147
Total Supermarkets & Pharmacies		3,782,765

Transportation & Logistics (0.35%)
PACCAR Financial Corp.
0.35%, 08/11/2023	1,000,000	984,452
0.80%, 06/08/2023	1,000,000	994,922
Total Transportation & Logistics		1,979,374

Utilities (4.88%)
American Electric Power Co., Inc.
2.03%, 03/15/2024	3,000,000	3,005,331
Atmos Energy Corp.
3M US L + 0.38%, 03/09/2023(a)	1,795,000	1,795,129
Black Hills Corp.
1.04%, 08/23/2024	3,000,000	2,934,529
CenterPoint Energy Resources Corp.
0.70%, 03/02/2023	500,000	496,597
Exelon Corp.
3.50%, 06/01/2022	435,000	437,221
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023	5,000,000	4,979,963
ONE Gas, Inc.
0.85%, 03/11/2023	3,000,000	2,982,646
1.10%, 03/11/2024	4,900,000	4,817,236
Pacific Gas and Electric Co.
1.37%, 03/10/2023	1,000,000	990,007
1D US SOFR + 1.15%, 11/14/2022(a)	500,000	499,899
Southern California Edison Co.
Series J
0.70%, 08/01/2023	2,000,000	1,979,815
WEC Energy Group, Inc.
0.80%, 03/15/2024	3,000,000	2,943,104

	Principal Amount	Value (Note 2)
Total Utilities		27,861,477

Waste & Environment Services & Equipment (0.36%)
GFL Environmental, Inc.
5.13%, 12/15/2026(e)	$1,991,000	$2,059,032

Wireless Telecommunications Services (0.76%)
AT&T, Inc.
0.90%, 03/25/2024	2,000,000	1,964,843
Sprint Corp.
7.88%, 09/15/2023	2,239,000	2,420,796
Total Wireless Telecommunications Services		4,385,639

Wireline Telecommunications Services (1.24%)
Lumen Technologies, Inc.
Series T
5.80%, 03/15/2022	5,000,000	5,018,225
NTT Finance Corp.
0.37%, 03/03/2023(e)	2,000,000	1,984,848
Total Wireline Telecommunications Services		7,003,073

TOTAL CORPORATE BONDS
(Cost $424,487,687)		420,906,232

GOVERNMENT BONDS (15.87%)

U.S. Treasury Bonds (15.87%)
United States Treasury Notes
0.13%, 06/30/2023	16,350,000	16,153,289
0.13%, 08/31/2023	16,874,000	16,629,459
0.25%, 09/30/2023	20,321,000	20,047,937
0.38%, 10/31/2023	21,138,000	20,872,536
0.63%, 10/15/2024	5,200,000	5,103,719
0.75%, 12/31/2023	1,392,000	1,381,234
1.00%, 12/15/2024	10,492,000	10,386,260
Total U.S. Treasury Bonds		90,574,434

TOTAL GOVERNMENT BONDS
(Cost $91,631,106)		90,574,434

MUNICIPAL BONDS (0.21%)

City & County of San Francisco CA
1.55%, 06/15/2022	150,000	150,517
City of Houston TX
2.77%, 03/01/2022	260,000	260,510
New York State Dormitory Authority
0.17%, 03/15/2022	510,000	509,821
2.81%, 02/15/2022	150,000	150,127
New York State Urban Development Corp.
2.10%, 03/15/2022	150,000	150,309
Total General Government		1,221,284

TOTAL MUNICIPAL BONDS
(Cost $1,221,131)		1,221,284

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.31%)
Money Market Fund (0.31%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.03%	1,790,975	$1,790,975

TOTAL SHORT TERM INVESTMENTS
(Cost $1,790,975)			1,790,975

TOTAL INVESTMENTS (93.09%)
(Cost $536,227,285)			$531,413,228

Other Assets In Excess Of Liabilities (6.91%)			39,466,360

NET ASSETS (100.00%)			$570,879,588

Investment Abbreviations:

BSBY - Bloomberg Short-Term Bank Yield

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

TI – Treasury Index

Reference Rates:

1M US L - 1 Month LIBOR as of January 31, 2022 was 0.11%

3M US L - 3 Month LIBOR as of January 31, 2022 was 0.32%

3M BSBY – 3 Month BSBY as of January 31, 2022 was 0.10%

1D US SOFR - 1 Day SOFR as of January 31, 2022 was 0.05%

1Y US TI -  1 Year US Treasury Index as of January 31, 2022 was 0.78%

10Y US TI -  10 Year US Treasury Index as of January 31, 2022 was 1.79%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of January 31, 2022.
(d)	Interest only security.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, the aggregate market value of those securities was $115,992,208, representing 20.32% of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Total Return Bond Fund

STATEMENT OF INVESTMENTS

January 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES (0.01%)

Freddie Mac Structured Pass-Through Certificates
Series 2001-32
1M US L + 0.26%, 08/25/2031(a)	$111,897	$109,593

TOTAL ASSET-BACKED SECURITIES
(Cost $109,401)		109,593

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (6.40%)

Fannie Mae
Series 1993-31, Class PN,
7.000%, 09/25/2023	$100,301	$103,476
Series 1997-22, Class F,
0.687%, 03/25/2027(a)	4,361	4,358
Series 1997-76, Class FO,
1M US L + 0.50%, 09/17/2027(a)	17,863	17,917
Series 1999-58, Class F,
1M US L + 0.40%, 11/18/2029(a)	50,945	51,094
Series 2000-40, Class FA,
1M US L + 0.50%, 07/25/2030(a)	17,963	17,864
Series 2000-45, Class F,
1M US L + 0.45%, 12/25/2030(a)	15,805	15,877
Series 2001-27, Class F,
1M US L + 0.50%, 06/25/2031(a)	13,761	13,825
Series 2001-29, Class Z,
6.500%, 07/25/2031	53,562	59,995
Series 2001-51, Class OD,
6.500%, 10/25/2031	32,309	33,701
Series 2001-52, Class XZ,
6.500%, 10/25/2031	29,407	33,448
Series 2001-59, Class F,
1M US L + 0.60%, 11/25/2031(a)	118,861	120,278
Series 2001-60, Class OF,
1M US L + 0.95%, 10/25/2031(a)	14,423	14,767
Series 2001-63, Class FD,
1M US L + 0.60%, 12/18/2031(a)	16,302	16,429
	Principal Amount	Value (Note 2)
Series 2001-63, Class TC,
6.000%, 12/25/2031	$23,647	$26,415
Series 2001-68, Class PH,
6.000%, 12/25/2031	19,046	21,222
Series 2001-71, Class FE,
1M US L + 0.65%, 11/25/2031(a)	82,432	83,477
Series 2001-71, Class FS,
1M US L + 0.60%, 11/25/2031(a)	67,413	66,746
Series 2001-81, Class GE,
6.000%, 01/25/2032	16,737	18,739
Series 2002-11, Class JF,
1M US L + 0.73%, 03/25/2032(a)	51,267	52,067
Series 2002-12, Class FH,
1M US L + 1.05%, 01/25/2032(a)	58,543	59,939
Series 2002-13, Class FE,
1M US L + 0.90%, 03/25/2032(a)	60,902	61,904
Series 2002-16, Class TM,
7.000%, 04/25/2032	14,289	16,308
Series 2002-17, Class JF,
1M US L + 1.00%, 04/25/2032(a)	31,858	32,592
Series 2002-18, Class FD,
1M US L + 0.80%, 02/25/2032(a)	53,733	54,750
Series 2002-23, Class FA,
1M US L + 0.90%, 04/25/2032(a)	49,778	50,971
Series 2002-34, Class EO,
–%, 05/18/2032(b)	57,114	54,865
Series 2002-36, Class FS,
1M US L + 0.50%, 06/25/2032(a)	40,504	40,638
Series 2002-44, Class FJ,
1M US L + 1.00%, 04/25/2032(a)	85,785	87,779
Series 2002-47, Class FC,
1M US L + 0.60%, 11/25/2031(a)	16,225	16,385
Series 2002-48, Class F,
1M US L + 1.00%, 07/25/2032(a)	54,517	55,795
Series 2002-49, Class FC,
1M US L + 1.00%, 11/18/2031(a)	33,607	34,404
Series 2002-60, Class FV,
1M US L + 1.00%, 04/25/2032(a)	118,252	121,011

	Principal Amount	Value (Note 2)
Series 2002-63, Class EZ,
6.000%, 10/25/2032	$10,610	$12,090
Series 2002-64, Class PG,
5.500%, 10/25/2032	64,002	71,347
Series 2002-68, Class AF,
1M US L + 1.00%, 10/25/2032(a)	24,019	24,582
Series 2002-7, Class FC,
1M US L + 0.75%, 01/25/2032(a)	69,085	70,251
Series 2002-71, Class AQ,
4.000%, 11/25/2032	58,948	61,900
Series 2002-8, Class FA,
1M US L + 0.75%, 03/18/2032(a)	20,291	20,691
Series 2002-80, Class CZ,
4.500%, 09/25/2032	94,965	106,556
Series 2002-9, Class FW,
1M US L + 0.55%, 03/25/2032(a)	16,277	16,243
Series 2002-91, Class F,
1M US L + 0.55%, 01/25/2033(a)	24,415	24,638
Series 2003-107, Class FD,
1M US L + 0.50%, 11/25/2033(a)	15,442	15,573
Series 2003-110, Class CK,
3.000%, 11/25/2033	28,684	29,492
Series 2003-116, Class FA,
1M US L + 0.40%, 11/25/2033(a)	34,980	35,172
Series 2003-119, Class ZP,
4.000%, 12/25/2033	61,970	65,039
Series 2003-119, Class FH,
1M US L + 0.50%, 12/25/2033(a)	39,338	39,482
Series 2003-128, Class MF,
1M US L + 0.60%, 01/25/2034(a)	68,781	69,809
Series 2003-131, Class CH,
5.500%, 01/25/2034	98,311	108,943
Series 2003-134, Class FC,
1M US L + 0.60%, 12/25/2032(a)	36,596	37,217
Series 2003-14, Class AP,
4.000%, 03/25/2033	110,943	114,037
Series 2003-14, Class AN,
3.500%, 03/25/2033	73,962	76,044
Series 2003-19, Class MB,
4.000%, 05/25/2031	45,975	48,857
Series 2003-21, Class OG,
4.000%, 01/25/2033	39,957	41,804
	Principal Amount	Value (Note 2)
Series 2003-22, Class BZ,
6.000%, 04/25/2033	$26,742	$29,811
Series 2003-27, Class EK,
5.000%, 04/25/2033	34,413	38,326
Series 2003-30, Class JQ,
5.500%, 04/25/2033	35,131	38,810
Series 2003-32, Class UJ,
5.500%, 05/25/2033	49,309	54,113
Series 2003-41, Class OZ,
3.750%, 05/25/2033	126,115	131,479
Series 2003-42, Class JH,
5.500%, 05/25/2033	83,652	90,891
Series 2003-46, Class PJ,
5.500%, 06/25/2033	41,022	45,676
Series 2003-47, Class PE,
5.750%, 06/25/2033	49,878	55,384
Series 2003-64, Class JK,
3.500%, 07/25/2033	54,584	57,724
Series 2003-64, Class ZC,
5.000%, 07/25/2033	36,556	40,072
Series 2003-71, Class HD,
5.500%, 08/25/2033	187,992	205,221
Series 2003-76, Class EZ,
5.000%, 08/25/2033	170,075	186,391
Series 2003-94, Class CE,
5.000%, 10/25/2033	13,662	14,479
Series 2004-101, Class TB,
5.500%, 01/25/2035	142,651	158,580
Series 2004-14, Class QB,
5.250%, 03/25/2034	190,398	211,170
Series 2004-17, Class BA,
6.000%, 04/25/2034	118,388	141,906
Series 2004-17, Class DZ,
5.500%, 04/25/2034	29,391	31,806
Series 2004-26, Class CG,
4.500%, 08/25/2033	10,271	10,495
Series 2004-36, Class CB,
5.000%, 05/25/2034	125,431	136,437
Series 2004-36, Class FA,
1M US L + 0.40%, 05/25/2034(a)	34,043	34,295
Series 2004-53, Class FC,
1M US L + 0.45%, 07/25/2034(a)	235,445	236,947
Series 2004-54, Class FL,
1M US L + 0.40%, 07/25/2034(a)	161,846	163,236
Series 2004-60, Class AC,
5.500%, 04/25/2034	108,000	117,113
Series 2004-68, Class LC,
5.000%, 09/25/2029	49,474	53,535

	Principal Amount	Value (Note 2)
Series 2004-77, Class AY,
4.500%, 10/25/2034	$21,101	$22,853
Series 2004-82, Class HK,
5.500%, 11/25/2034	61,272	68,941
Series 2004-92, Class TB,
5.500%, 12/25/2034	95,392	106,578
Series 2005-110, Class MP,
5.500%, 12/25/2035	27,403	29,869
Series 2005-120, Class FE,
1M US L + 0.52%, 01/25/2036(a)	28,652	29,044
Series 2005-122, Class PY,
6.000%, 01/25/2036	324,000	364,481
Series 2005-17, Class EZ,
4.500%, 03/25/2035	149,653	153,865
Series 2005-17, Class EX,
5.250%, 03/25/2035	25,000	27,788
Series 2005-29, Class ZA,
5.500%, 04/25/2035	76,536	85,891
Series 2005-3, Class CH,
5.250%, 02/25/2035	88,101	97,707
Series 2005-35, Class DZ,
5.000%, 04/25/2035	168,399	184,706
Series 2005-48, Class TD,
5.500%, 06/25/2035	147,645	165,173
Series 2005-59, Class DF,
1M US L + 0.20%, 05/25/2035(a)	2,224	2,228
Series 2005-62, Class JE,
5.000%, 06/25/2035	41,270	41,932
Series 2005-62, Class ZD,
5.000%, 06/25/2035	114,373	117,991
Series 2005-62, Class GZ,
5.750%, 07/25/2035	503,109	571,566
Series 2005-62, Class JC,
5.000%, 05/25/2035	4,491	4,558
Series 2005-64, Class PL,
5.500%, 07/25/2035	106,658	117,011
Series 2005-68, Class PG,
5.500%, 08/25/2035	38,138	42,170
Series 2005-68, Class BE,
5.250%, 08/25/2035	97,000	106,122
Series 2005-68, Class CZ,
5.500%, 08/25/2035	388,323	428,729
Series 2005-69, Class GZ,
4.500%, 08/25/2035	46,644	48,079
Series 2005-7, Class MZ,
4.750%, 02/25/2035	69,092	72,449
Series 2005-70, Class KP,
5.000%, 06/25/2035	62,730	69,763
	Principal Amount	Value (Note 2)
Series 2005-70, Class NA,
5.500%, 08/25/2035	$16,074	$17,779
Series 2005-72, Class FB,
1M US L + 0.25%, 08/25/2035(a)	20,324	20,356
Series 2005-79, Class DB,
5.500%, 09/25/2035	91,323	100,135
Series 2005-83, Class QP,
17.394% - 1M US L, 11/25/2034(a)	213,331	234,259
Series 2005-84, Class XM,
5.750%, 10/25/2035	66,086	72,650
Series 2005-89, Class F,
1M US L + 0.30%, 10/25/2035(a)	26,718	26,816
Series 2005-99, Class ZA,
5.500%, 12/25/2035	109,267	136,071
Series 2005-99, Class FA,
1M US L + 0.30%, 11/25/2035(a)	39,130	39,223
Series 2006-112, Class QC,
5.500%, 11/25/2036	25,065	28,348
Series 2006-114, Class HE,
5.500%, 12/25/2036	111,955	126,436
Series 2006-115, Class EF,
1M US L + 0.36%, 12/25/2036(a)	19,556	19,699
Series 2006-16, Class HZ,
5.500%, 03/25/2036	357,339	398,013
Series 2006-39, Class EF,
1M US L + 0.40%, 05/25/2036(a)	19,212	19,368
Series 2006-46, Class UD,
5.500%, 06/25/2036	33,000	38,050
Series 2006-48, Class TF,
1M US L + 0.40%, 06/25/2036(a)	45,255	45,726
Series 2006-48, Class DZ,
6.000%, 06/25/2036	81,728	113,659
Series 2006-56, Class F,
1M US L + 0.30%, 07/25/2036(a)	15,321	15,377
Series 2006-63, Class QH,
5.500%, 07/25/2036	37,020	40,965
Series 2006-71, Class ZH,
6.000%, 07/25/2036	51,911	59,378
Series 2006-95, Class FH,
1M US L + 0.45%, 10/25/2036(a)	34,013	34,474
Series 2007-100, Class YF,
1M US L + 0.55%, 10/25/2037(a)	19,652	19,980

	Principal Amount	Value (Note 2)
Series 2007-109, Class GF,
1M US L + 0.68%, 12/25/2037(a)	$60,004	$61,348
Series 2007-111, Class FC,
1M US L + 0.60%, 12/25/2037(a)	40,614	41,220
Series 2007-117, Class FM,
1M US L + 0.70%, 01/25/2038(a)	58,527	60,077
Series 2007-12, Class ZA,
6.000%, 03/25/2037	148,142	164,980
Series 2007-14, Class GZ,
5.500%, 03/25/2037	203,236	228,595
Series 2007-30, Class MB,
4.250%, 04/25/2037	78,386	81,821
Series 2007-33, Class HE,
5.500%, 04/25/2037	50,288	56,486
Series 2007-34, Class F,
1M US L + 0.39%, 04/25/2037(a)	31,573	31,844
Series 2007-41, Class FA,
1M US L + 0.40%, 05/25/2037(a)	25,670	25,903
Series 2007-5, Class PD,
6.000%, 02/25/2037	288,922	295,958
Series 2007-51, Class PB,
5.500%, 06/25/2037	32,000	34,811
Series 2007-51, Class CP,
5.500%, 06/25/2037	33,370	37,198
Series 2007-55, Class PH,
6.000%, 06/25/2047	493,655	573,945
Series 2007-57, Class FA,
1M US L + 0.23%, 06/25/2037(a)	30,413	30,454
Series 2007-6, Class FC,
1M US L + 0.42%, 02/25/2037(a)	47,241	47,713
Series 2007-63, Class FC,
1M US L + 0.35%, 07/25/2037(a)	26,031	26,223
Series 2007-65, Class KF,
1M US L + 0.38%, 07/25/2037(a)	46,359	46,843
Series 2007-65, Class ZE,
5.500%, 07/25/2037	132,382	144,294
Series 2007-70, Class FA,
1M US L + 0.35%, 07/25/2037(a)	32,222	32,431
Series 2007-77, Class JE,
6.000%, 08/25/2037	457,086	504,191
	Principal Amount	Value (Note 2)
Series 2007-85, Class FC,
1M US L + 0.54%, 09/25/2037(a)	$125,093	$126,896
Series 2007-85, Class FL,
1M US L + 0.54%, 09/25/2037(a)	36,515	37,224
Series 2007-86, Class FA,
1M US L + 0.45%, 09/25/2037(a)	38,185	38,571
Series 2007-9, Class FB,
1M US L + 0.35%, 03/25/2037(a)	32,300	32,721
Series 2008-18, Class FA,
1M US L + 0.90%, 03/25/2038(a)	160,821	164,871
Series 2008-24, Class WD,
5.500%, 02/25/2038	124,095	143,254
Series 2008-25, Class EF,
1M US L + 0.95%, 04/25/2038(a)	53,764	55,298
Series 2008-46, Class LA,
5.500%, 06/25/2038	12,093	13,523
Series 2008-66, Class FT,
1M US L + 0.95%, 08/25/2038(a)	29,721	30,501
Series 2008-86, Class FC,
1M US L + 1.10%, 12/25/2038(a)	290,883	291,695
Series 2009-10, Class AB,
5.000%, 03/25/2024	33,178	33,728
Series 2009-103, Class FM,
1M US L + 0.70%, 11/25/2039(a)	51,985	52,823
Series 2009-104, Class FA,
1M US L + 0.80%, 12/25/2039(a)	49,233	49,078
Series 2009-11, Class MP,
7.000%, 03/25/2049	150,910	176,348
Series 2009-110, Class FG,
1M US L + 0.75%, 01/25/2040(a)	129,889	132,632
Series 2009-111, Class CY,
5.000%, 03/25/2038	133,000	146,752
Series 2009-36, Class MX,
5.000%, 06/25/2039	58,000	65,869
Series 2009-47, Class BN,
4.500%, 07/25/2039	44,812	48,613
Series 2009-62, Class WA,
5.577%, 08/25/2039(a)	79,582	86,774
Series 2009-68, Class FD,
1M US L + 1.25%, 09/25/2039(a)	57,744	58,902

	Principal Amount	Value (Note 2)
Series 2009-70, Class CO,
–%, 01/25/2037(b)	$95,761	$87,290
Series 2009-70, Class FA,
1M US L + 1.20%, 09/25/2039(a)	39,656	40,143
Series 2009-86, Class OT,
–%, 10/25/2037(b)	41,495	37,175
Series 2009-87, Class FG,
1M US L + 0.75%, 11/25/2039(a)	57,776	58,797
Series 2009-90, Class UZ,
4.500%, 11/25/2039	606,771	679,264
Series 2010-1, Class WA,
6.211%, 02/25/2040(a)	23,870	26,415
Series 2010-1, Class EL,
4.500%, 02/25/2040	312,951	323,495
Series 2010-102, Class HA,
4.000%, 09/25/2050	63,974	67,717
Series 2010-103, Class DZ,
4.500%, 09/25/2040	203,733	235,559
Series 2010-103, Class PJ,
4.500%, 09/25/2040	41,827	45,336
Series 2010-111, Class FC,
1M US L + 0.52%, 10/25/2040(a)	60,956	61,805
Series 2010-118, Class LZ,
4.750%, 10/25/2040	42,468	46,673
Series 2010-118, Class GF,
1M US L + 0.55%, 10/25/2039(a)	47,808	47,968
Series 2010-122, Class JA,
7.000%, 07/25/2040	21,260	23,212
Series 2010-123, Class KU,
4.500%, 11/25/2040	157,532	172,949
Series 2010-123, Class FL,
1M US L + 0.43%, 11/25/2040(a)	25,578	25,811
Series 2010-129, Class PZ,
4.500%, 11/25/2040	43,390	45,033
Series 2010-130, Class BZ,
4.500%, 11/25/2040	1,579,055	1,634,615
Series 2010-137, Class XP,
4.500%, 10/25/2040	23,025	23,437
Series 2010-14, Class FJ,
1M US L + 0.60%, 03/25/2040(a)	50,831	51,306
Series 2010-141, Class AL,
4.000%, 12/25/2040	64,436	67,709
Series 2010-141, Class FB,
1M US L + 0.47%, 12/25/2040(a)	50,079	50,714
	Principal Amount	Value (Note 2)
Series 2010-141, Class MN,
4.000%, 12/25/2040	$90,000	$99,212
Series 2010-142, Class FM,
1M US L + 0.47%, 12/25/2040(a)	19,641	19,897
Series 2010-154, Class JA,
3.000%, 11/25/2040	383,047	388,818
Series 2010-158, Class KF,
1M US L + 0.50%, 04/25/2040(a)	19,186	19,219
Series 2010-16, Class PL,
5.000%, 03/25/2040	71,000	83,732
Series 2010-19, Class PY,
5.000%, 03/25/2040	403,924	423,837
Series 2010-33, Class KN,
4.500%, 03/25/2040	64,291	66,849
Series 2010-37, Class CY,
5.000%, 04/25/2040	45,519	50,129
Series 2010-38, Class KD,
4.500%, 09/25/2039	5,694	5,783
Series 2010-39, Class EF,
1M US L + 0.52%, 06/25/2037(a)	47,510	48,133
Series 2010-45, Class WD,
5.000%, 05/25/2040	180,000	207,688
Series 2010-54, Class LX,
5.000%, 06/25/2040	272,000	312,545
Series 2010-57, Class HA,
3.500%, 02/25/2040	74,812	76,859
Series 2010-58, Class FY,
1M US L + 0.73%, 06/25/2040(a)	58,008	59,482
Series 2010-64, Class DM,
5.000%, 06/25/2040	57,178	62,539
Series 2010-67, Class BD,
4.500%, 06/25/2040	569,074	634,722
Series 2010-68, Class WB,
4.500%, 07/25/2040	85,000	93,677
Series 2010-82, Class WZ,
5.000%, 08/25/2040	355,002	402,959
Series 2010-9, Class ME,
5.000%, 02/25/2040	1,167,000	1,318,093
Series 2011-104, Class KH,
2.000%, 03/25/2039	3,838	3,855
Series 2011-114, Class B,
3.500%, 11/25/2041	203,621	218,452
Series 2011-121, Class JP,
4.500%, 12/25/2041	131,626	137,481
Series 2011-130, Class KB,
4.000%, 12/25/2041	52,000	54,924

	Principal Amount	Value (Note 2)
Series 2011-132, Class PE,
4.500%, 12/25/2041	$29,025	$31,746
Series 2011-145, Class JA,
4.500%, 12/25/2041	9,840	9,975
Series 2011-15, Class AF,
1M US L + 0.51%, 03/25/2041(a)	28,549	28,627
Series 2011-17, Class PD,
4.000%, 03/25/2041	9,013	9,149
Series 2011-26, Class PA,
4.500%, 04/25/2041	129,841	138,792
Series 2011-27, Class ZD,
2.500%, 09/25/2040	159,904	161,284
Series 2011-3, Class FA,
1M US L + 0.68%, 02/25/2041(a)	193,703	198,266
Series 2011-43, Class B,
3.500%, 05/25/2031	26,709	28,052
Series 2011-45, Class ZA,
4.000%, 05/25/2031	25,706	27,021
Series 2011-47, Class GF,
1M US L + 0.57%, 06/25/2041(a)	129,003	130,826
Series 2011-5, Class PO,
–%, 09/25/2040(b)	11,515	9,344
Series 2011-55, Class BZ,
3.500%, 06/25/2041	260,274	275,088
Series 2011-74, Class UB,
4.000%, 07/25/2040	153,755	160,180
Series 2011-75, Class HP,
2.500%, 07/25/2040	16,881	17,011
Series 2011-86, Class NF,
1M US L + 0.55%, 09/25/2041(a)	53,797	54,563
Series 2011-86, Class AF,
1M US L + 0.50%, 02/25/2040(a)	38,292	38,256
Series 2011-93, Class ST,
4.000%, 09/25/2041	25,867	27,949
Series 2011-93, Class GA,
4.000%, 04/25/2039	31,135	32,251
Series 2012-100, Class DB,
3.000%, 09/25/2042	150,000	152,714
Series 2012-106, Class QN,
3.500%, 10/25/2042	70,586	71,714
Series 2012-111, Class B,
7.000%, 10/25/2042	105,571	123,811
Series 2012-112, Class DA,
3.000%, 10/25/2042	163,103	167,246
Series 2012-120, Class AH,
2.500%, 02/25/2032	51,016	51,466
	Principal Amount	Value (Note 2)
Series 2012-128, Class NP,
2.500%, 11/25/2042	$12,442	$12,229
Series 2012-129, Class HT,
2.000%, 12/25/2032	43,151	42,596
Series 2012-13, Class JP,
4.500%, 02/25/2042	556,037	568,352
Series 2012-131, Class FG,
1M US L + 0.35%, 09/25/2042(a)	15,311	15,342
Series 2012-137, Class CF,
1M US L + 0.30%, 08/25/2041(a)	31,702	31,680
Series 2012-139, Class GB,
2.500%, 12/25/2042	210,538	184,128
Series 2012-14, Class FL,
1M US L + 0.45%, 12/25/2040(a)	8,786	8,820
Series 2012-14, Class MH,
2.000%, 12/25/2040	17,307	17,383
Series 2012-149, Class KB,
3.000%, 01/25/2043	144,000	143,962
Series 2012-149, Class DA,
1.750%, 01/25/2043	39,097	38,557
Series 2012-149, Class ZA,
3.000%, 01/25/2041	108,479	109,223
Series 2012-152, Class PB,
3.500%, 01/25/2043	55,000	58,057
Series 2012-17, Class JA,
3.500%, 12/25/2041	223,313	221,171
Series 2012-20, Class TD,
4.500%, 02/25/2042	72,824	74,507
Series 2012-26, Class MA,
3.500%, 03/25/2042	181,624	190,120
Series 2012-33, Class F,
1M US L + 0.52%, 04/25/2042(a)	40,518	41,029
Series 2012-37, Class BF,
1M US L + 0.50%, 12/25/2035(a)	65,328	66,147
Series 2012-46, Class YB,
3.500%, 05/25/2042	74,244	73,036
Series 2012-46, Class CD,
2.500%, 04/25/2041	196,069	197,424
Series 2012-47, Class HF,
1M US L + 0.40%, 05/25/2027(a)	80,544	80,375
Series 2012-49, Class TG,
2.000%, 07/25/2041	129,702	130,446
Series 2012-50, Class HC,
2.000%, 03/25/2042	44,509	44,298

	Principal Amount	Value (Note 2)
Series 2012-51, Class ZX,
3.500%, 05/25/2042	$1,895,953	$1,971,999
Series 2012-53, Class AP,
2.000%, 04/25/2041	137,701	138,500
Series 2012-56, Class WB,
3.500%, 05/25/2042	83,439	86,518
Series 2012-56, Class UB,
4.000%, 06/25/2042	416,000	442,038
Series 2012-64, Class NA,
3.000%, 08/25/2041	89,269	89,761
Series 2012-69, Class PL,
3.000%, 01/25/2042	205,588	211,610
Series 2012-70, Class WC,
3.000%, 07/25/2042	122,000	117,142
Series 2012-80, Class GZ,
3.000%, 08/25/2042	574,741	578,469
Series 2012-82, Class E,
2.000%, 04/25/2042	36,155	36,355
Series 2012-83, Class AC,
3.000%, 08/25/2042	50,000	51,545
Series 2012-83, Class LD,
2.000%, 04/25/2041	60,054	60,037
Series 2012-90, Class PH,
3.000%, 01/25/2042	118,502	120,945
Series 2012-90, Class PB,
2.500%, 01/25/2042	118,502	120,507
Series 2012-94, Class KF,
1M US L + 0.35%, 05/25/2038(a)	5,581	5,585
Series 2012-98, Class ZP,
6.000%, 09/25/2042	614,940	822,414
Series 2013-100, Class DH,
3.000%, 09/25/2031	54,860	55,498
Series 2013-101, Class A,
3.000%, 09/25/2030	135,537	136,085
Series 2013-104, Class CY,
5.000%, 10/25/2043	50,000	59,200
Series 2013-108, Class GU,
3.000%, 10/25/2033	55,000	57,204
Series 2013-114, Class LM,
4.000%, 03/25/2042	297,611	316,659
Series 2013-127, Class NA,
2.000%, 09/25/2039	62,692	63,040
Series 2013-129, Class WL,
2.000%, 12/25/2027	8,817	8,874
Series 2013-130, Class FB,
1M US L + 0.45%, 01/25/2044(a)	47,144	47,653
Series 2013-136, Class QB,
3.500%, 03/25/2042	247,638	260,182
	Principal Amount	Value (Note 2)
Series 2013-17, Class YM,
4.000%, 03/25/2033	$18,614	$19,914
Series 2013-2, Class QF,
1M US L + 0.50%, 02/25/2043(a)	20,413	20,649
Series 2013-35, Class CV,
3.000%, 02/25/2043	100,000	103,264
Series 2013-40, Class KD,
1.750%, 04/25/2042	8,155	8,167
Series 2013-52, Class GM,
5.000%, 06/25/2043	89,000	99,566
Series 2013-53, Class CV,
3.500%, 05/25/2030	120,139	123,169
Series 2013-68, Class P,
3.500%, 10/25/2042	237,881	241,221
Series 2013-68, Class LE,
2.000%, 04/25/2043	120,423	119,323
Series 2013-72, Class AF,
1M US L + 0.25%, 11/25/2042(a)	13,680	13,702
Series 2013-72, Class YA,
3.000%, 06/25/2033	2,892	2,995
Series 2013-9, Class CB,
5.500%, 04/25/2042	15,127	16,849
Series 2013-91, Class PB,
4.000%, 09/25/2043	100,000	106,166
Series 2013-94, Class BA,
3.000%, 03/25/2031	251,606	252,648
Series 2014-12, Class GV,
3.500%, 03/25/2027	63,423	63,800
Series 2014-20, Class AC,
3.000%, 08/25/2036	118,728	121,116
Series 2014-21, Class MA,
2.000%, 09/25/2041	108,098	109,196
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	53,229
Series 2014-3, Class BM,
2.500%, 06/25/2043	50,000	49,779
Series 2014-49, Class CA,
3.000%, 08/25/2044	126,711	130,245
Series 2014-73, Class FA,
1M US L + 0.35%, 11/25/2044(a)	17,863	17,993
Series 2014-81, Class GC,
3.000%, 03/25/2038	48,464	49,389
Series 2014-88, Class ER,
2.500%, 02/25/2036	40,716	41,583
Series 2015-44, Class J,
3.500%, 12/25/2040	5,313	5,312
Series 2015-51, Class CD,
3.000%, 07/25/2044	164,880	167,709

	Principal Amount	Value (Note 2)
Series 2016-14, Class NC,
2.500%, 03/25/2046	$534,648	$540,865
Series 2016-27, Class HK,
3.000%, 01/25/2041	375,715	388,033
Series 2016-33, Class LE,
2.500%, 11/25/2033	54,838	55,647
Series 2016-48, Class UF,
1M US L + 0.40%, 08/25/2046(a)	92,107	92,816
Series 2016-55, Class EA,
1.750%, 07/25/2043	952,561	926,870
Series 2016-75, Class FC,
1M US L + 0.40%, 10/25/2046(a)	34,757	35,043
Series 2016-8, Class CB,
3.500%, 03/25/2046	733,000	790,632
Series 2016-85, Class BA,
2.500%, 11/25/2046	7,286	7,776
Series 2016-9, Class D,
3.000%, 03/25/2046	40,750	41,659
Series 2016-9, Class PA,
2.500%, 06/25/2045	260,680	263,360
Series 2017-1, Class JP,
3.500%, 04/25/2045	158,085	157,592
Series 2017-10, Class FA,
1M US L + 0.40%, 03/25/2047(a)	39,255	39,600
Series 2017-107, Class GA,
3.000%, 08/25/2045	57,733	57,982
Series 2017-15, Class PE,
3.500%, 04/25/2046	67,689	69,371
Series 2017-19, Class B,
3.000%, 01/25/2047	83,316	84,553
Series 2017-22, Class DA,
4.000%, 08/25/2044	37,599	38,124
Series 2017-24, Class H,
3.000%, 08/25/2043	219,570	223,560
Series 2017-35, Class AH,
3.500%, 04/25/2053	24,398	24,794
Series 2017-38, Class JA,
3.000%, 03/25/2047	170,089	172,039
Series 2017-40, Class GL,
3.500%, 03/25/2043	7,101	7,155
Series 2017-46, Class AB,
3.500%, 07/25/2049	26,071	26,289
Series 2017-56, Class BA,
3.000%, 03/25/2045	135,580	137,970
Series 2017-68, Class HQ,
3.000%, 07/25/2046	149,316	152,111
Series 2017-96, Class PA,
3.000%, 12/25/2054	195,255	200,235
	Principal Amount	Value (Note 2)
Series 2018-1, Class TE,
3.500%, 03/25/2044	$177,028	$178,870
Series 2018-16, Class HA,
3.000%, 07/25/2043	5,832	5,836
Series 2018-18, Class P,
3.500%, 04/25/2043	72,548	72,916
Series 2018-19, Class KB,
3.000%, 04/25/2046	106,064	108,307
Series 2018-2, Class HD,
3.000%, 02/25/2047	51,321	51,804
Series 2018-24, Class BA,
3.500%, 09/25/2045	73,375	74,488
Series 2018-38, Class PA,
3.500%, 06/25/2047	25,217	25,726
Series 2018-39, Class FG,
1M US L + 0.25%, 11/25/2033(a)	131,234	131,519
Series 2018-41, Class PZ,
4.000%, 06/25/2048	904,152	1,013,301
Series 2018-43, Class FE,
1M US L + 0.25%, 09/25/2038(a)	45,512	45,621
Series 2018-45, Class GA,
3.000%, 06/25/2048	52,008	52,766
Series 2018-5, Class JP,
3.000%, 09/25/2047	63,138	62,964
Series 2018-56, Class CH,
3.000%, 08/25/2048	42,486	43,105
Series 2018-60, Class KL,
4.000%, 08/25/2048	96,000	107,971
Series 2018-67, Class DY,
4.000%, 09/25/2048	304,029	343,580
Series 2018-83, Class LH,
4.000%, 11/25/2048	33,847	34,663
Series 2018-94, Class KD,
3.500%, 12/25/2048	63,740	65,066
Series 2019-10, Class MA,
3.000%, 03/25/2049	113,112	114,163
Series 2019-13, Class MH,
3.000%, 03/25/2049	600,091	612,123
Series 2019-55, Class MQ,
3.500%, 10/25/2049	914,791	942,576
Series 2019-60, Class BF,
1M US L + 0.45%, 10/25/2049(a)	16,214	16,360
Series 2019-65, Class HA,
2.500%, 11/25/2049	167,842	168,303
Series 2020-10, Class B,
3.000%, 03/25/2050	321,466	328,418
		43,576,211

	Principal Amount	Value (Note 2)
Fannie Mae Grantor Trust 2002-T12
Series 2002-T12, Class A1,
6.500%, 05/25/2042	$222,961	$248,398

Freddie Mac
Series 1994-1665, Class KZ,
6.500%, 01/15/2024	3,894	4,066
Series 1996-1863, Class Z,
6.500%, 07/15/2026	7,181	7,481
Series 1997-1935, Class FK,
1M US L + 0.70%, 02/15/2027(a)	14,358	14,460
Series 1997-1980, Class Z,
7.000%, 07/15/2027	15,436	17,069
Series 1998-2034, Class Z,
6.500%, 02/15/2028	32,435	35,446
Series 1998-2035, Class PC,
6.950%, 03/15/2028	6,000	6,603
Series 1998-2053, Class Z,
6.500%, 04/15/2028	16,389	18,256
Series 1998-2060, Class Z,
6.500%, 05/15/2028	11,435	12,628
Series 1998-2079, Class FA,
1M US L + 0.50%, 07/17/2028(a)	3,919	3,925
Series 1998-2095, Class PE,
6.000%, 11/15/2028	19,352	21,215
Series 1998-2102, Class Z,
6.000%, 12/15/2028	60,862	66,636
Series 1999-2115, Class FB,
1M US L + 0.45%, 01/15/2029(a)	35,860	35,963
Series 1999-2126, Class CB,
6.250%, 02/15/2029	28,376	30,823
Series 1999-2137, Class TH,
6.500%, 03/15/2029	6,720	7,442
Series 1999-2154, Class PL,
6.500%, 05/15/2029	38,062	42,392
Series 2000-2224, Class CB,
8.000%, 03/15/2030	8,445	9,785
Series 2001-2274, Class ZM,
6.500%, 01/15/2031	12,299	13,504
Series 2001-2279, Class Z,
6.000%, 01/15/2031	13,021	14,199
Series 2001-2320, Class FI,
1M US L + 0.50%, 09/15/2029(a)	36,266	36,466
Series 2001-2322, Class FV,
1M US L + 0.50%, 06/15/2030(a)	31,296	30,887
	Principal Amount	Value (Note 2)
Series 2001-2324, Class PZ,
6.500%, 06/15/2031	$146,634	$167,248
Series 2001-2334, Class KB,
6.500%, 05/15/2028	101,804	111,506
Series 2001-2341, Class FP,
1M US L + 0.90%, 07/15/2031(a)	30,736	31,402
Series 2001-2367, Class FA,
1M US L + 0.525%, 06/15/2031(a)	33,418	33,660
Series 2001-2372, Class F,
1M US L + 0.50%, 10/15/2031(a)	29,081	29,222
Series 2001-2388, Class FR,
1M US L + 0.65%, 06/15/2031(a)	22,235	22,483
Series 2001-2388, Class FB,
1M US L + 0.60%, 01/15/2029(a)	24,992	25,186
Series 2001-2391, Class HF,
1M US L + 0.55%, 06/15/2031(a)	11,467	11,559
Series 2001-2396, Class FM,
1M US L + 0.45%, 12/15/2031(a)	41,223	41,349
Series 2001-2396, Class FN,
1M US L + 0.65%, 12/15/2031(a)	113,272	115,064
Series 2002-2411, Class F,
1M US L + 0.55%, 02/15/2032(a)	28,726	28,997
Series 2002-2412, Class OF,
1M US L + 0.95%, 12/15/2031(a)	35,035	35,853
Series 2002-2417, Class FY,
1M US L + 0.60%, 12/15/2031(a)	12,059	12,182
Series 2002-2424, Class FY,
1M US L + 0.45%, 03/15/2032(a)	57,445	57,616
Series 2002-2430, Class WF,
6.500%, 03/15/2032	10,120	11,580
Series 2002-2433, Class FA,
1M US L + 0.95%, 02/15/2032(a)	39,406	40,308
Series 2002-2460, Class FA,
1M US L + 1.00%, 03/15/2032(a)	79,058	80,873
Series 2002-2466, Class FV,
1M US L + 0.55%, 03/15/2032(a)	70,642	71,255

	Principal Amount	Value (Note 2)
Series 2002-2470, Class EF,
1M US L + 1.00%, 03/15/2032(a)	$84,754	$86,333
Series 2002-2478, Class FD,
1M US L + 1.00%, 02/15/2032(a)	23,741	23,830
Series 2002-2481, Class FE,
1M US L + 1.00%, 03/15/2032(a)	23,949	24,498
Series 2002-2488, Class FU,
1M US L + 0.60%, 03/15/2032(a)	71,922	71,653
Series 2002-2494, Class F,
1M US L + 1.05%, 06/15/2031(a)	44,395	45,412
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	42,048	44,831
Series 2002-2510, Class FE,
1M US L + 0.40%, 10/15/2032(a)	30,668	30,715
Series 2002-2513, Class AF,
1M US L + 1.00%, 02/15/2032(a)	63,460	64,922
Series 2002-2516, Class FD,
1M US L + 1.00%, 02/15/2032(a)	60,308	61,730
Series 2002-2517, Class FR,
1M US L + 0.35%, 10/15/2032(a)	18,349	18,383
Series 2002-2524, Class DH,
6.000%, 11/15/2032	33,000	36,868
Series 2002-2525, Class NU,
5.000%, 04/15/2032	97,451	105,689
Series 2002-2535, Class AW,
5.500%, 12/15/2032	12,886	14,182
Series 2002-2538, Class F,
1M US L + 0.60%, 12/15/2032(a)	172,126	175,224
Series 2002-2541, Class BL,
5.500%, 12/15/2032	51,647	56,755
Series 2003-2554, Class MN,
5.500%, 01/15/2033	55,156	60,981
Series 2003-2557, Class HL,
5.300%, 01/15/2033	119,886	132,444
Series 2003-2557, Class NU,
5.250%, 03/15/2032	66,298	73,510
Series 2003-2557, Class WF,
1M US L + 0.40%, 01/15/2033(a)	44,065	44,227
Series 2003-2568, Class D,
5.500%, 02/15/2033	38,177	42,455
	Principal Amount	Value (Note 2)
Series 2003-2571, Class FY,
1M US L + 0.75%, 12/15/2032(a)	$25,887	$26,424
Series 2003-2587, Class FW,
1M US L + 0.47%, 03/15/2033(a)	50,837	50,741
Series 2003-2590, Class QY,
3.750%, 04/15/2028	12,624	12,948
Series 2003-2590, Class OZ,
4.000%, 03/15/2033	243,962	258,746
Series 2003-2614, Class FV,
1M US L + 1.50%, 05/15/2033(a)	255,232	263,974
Series 2003-2624, Class QH,
5.000%, 06/15/2033	15,726	17,484
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	190,835	209,390
Series 2003-2627, Class CN,
5.000%, 06/15/2033	45,172	50,253
Series 2003-2631, Class DB,
5.000%, 06/15/2033	148,000	165,086
Series 2003-2647, Class A,
3.250%, 04/15/2032	75,940	78,830
Series 2003-2648, Class WZ,
5.000%, 07/15/2033	251,703	281,603
Series 2003-2668, Class LH,
5.000%, 09/15/2033	29,055	31,915
Series 2003-2707, Class FH,
1M US L + 0.65%, 04/15/2032(a)	43,281	43,915
Series 2003-2717, Class LH,
5.500%, 12/15/2033	7,345	8,030
Series 2003-2725, Class TA,
4.500%, 12/15/2033	97,000	107,253
Series 2004-2750, Class TC,
5.250%, 02/15/2034	9,701	10,446
Series 2004-2768, Class PW,
4.250%, 03/15/2034	158,414	167,204
Series 2004-2802, Class OH,
6.000%, 05/15/2034	24,348	26,595
Series 2004-2835, Class TB,
4.500%, 08/15/2034	418,289	444,083
Series 2004-2835, Class KZ,
5.500%, 08/15/2034	45,514	51,198
Series 2004-2893, Class PE,
5.000%, 11/15/2034	15,415	16,960
Series 2004-2896, Class BZ,
5.000%, 11/15/2034	92,345	101,664
Series 2004-2901, Class KB,
5.000%, 12/15/2034	42,768	47,139

	Principal Amount	Value (Note 2)
Series 2005-2927, Class EZ,
5.500%, 02/15/2035	$30,287	$32,193
Series 2005-2929, Class PG,
5.000%, 02/15/2035	32,210	35,588
Series 2005-2933, Class HD,
5.500%, 02/15/2035	38,539	42,255
Series 2005-2953, Class PG,
5.500%, 03/15/2035	21,810	24,597
Series 2005-2962, Class KF,
1M US L + 0.20%, 04/15/2035(a)	20,249	20,253
Series 2005-2980, Class QA,
6.000%, 05/15/2035	44,181	48,978
Series 2005-2996, Class GX,
5.500%, 06/15/2035	72,000	83,505
Series 2005-3012, Class ZE,
5.750%, 08/15/2035	59,922	66,146
Series 2005-3028, Class FM,
1M US L + 0.25%, 09/15/2035(a)	15,009	15,035
Series 2005-3028, Class PG,
5.500%, 09/15/2035	71,476	78,512
Series 2005-3028, Class ZE,
5.500%, 09/15/2035	809,568	861,956
Series 2005-3033, Class WY,
5.500%, 09/15/2035	102,092	114,361
Series 2005-3036, Class NE,
5.000%, 09/15/2035	110,661	122,425
Series 2005-3042, Class PZ,
5.750%, 09/15/2035	145,471	189,477
Series 2005-3052, Class WH,
5.500%, 10/15/2035	27,296	30,076
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	114,560	124,696
Series 2005-3062, Class DE,
5.500%, 11/15/2035	160,333	176,325
Series 2005-3068, Class Z,
5.500%, 11/15/2035	208,587	237,360
Series 2005-3070, Class FT,
1M US L + 0.35%, 11/15/2035(a)	23,361	23,535
Series 2005-3072, Class NF,
1M US L + 0.50%, 11/15/2035(a)	44,403	44,970
Series 2005-3085, Class FE,
1M US L + 0.80%, 08/15/2035(a)	53,128	54,419
Series 2006-3098, Class PG,
5.000%, 01/15/2036	81,258	89,843
Series 2006-3122, Class OH,
–%, 03/15/2036(b)	15,407	14,117
	Principal Amount	Value (Note 2)
Series 2006-3123, Class HT,
5.000%, 03/15/2026	$33,642	$35,174
Series 2006-3136, Class KF,
1M US L + 0.30%, 04/15/2036(a)	27,662	27,774
Series 2006-3137, Class XP,
6.000%, 04/15/2036	23,671	27,155
Series 2006-3143, Class BC,
5.500%, 02/15/2036	114,585	129,234
Series 2006-3145, Class FN,
1M US L + 0.43%, 04/15/2036(a)	14,801	14,960
Series 2006-3148, Class CY,
6.000%, 04/15/2036	25,018	27,807
Series 2006-3153, Class UG,
1M US L + 0.45%, 05/15/2036(a)	27,379	27,642
Series 2006-3154, Class PN,
5.500%, 05/15/2036	72,354	80,628
Series 2006-3201, Class FL,
1M US L + 0.60%, 08/15/2036(a)	105,320	107,229
Series 2006-3202, Class HF,
1M US L + 0.35%, 08/15/2036(a)	51,472	51,777
Series 2006-3203, Class ZM,
5.000%, 08/15/2036	140,709	154,446
Series 2006-3204, Class ZM,
5.000%, 08/15/2034	116,507	128,176
Series 2006-3206, Class FE,
1M US L + 0.40%, 08/15/2036(a)	57,261	57,758
Series 2006-3236, Class EF,
1M US L + 0.30%, 11/15/2036(a)	14,828	14,896
Series 2006-3237, Class CD,
5.500%, 09/15/2036	198,000	212,984
Series 2006-3237, Class CE,
5.500%, 11/15/2036	59,000	68,939
Series 2006-3240, Class FG,
1M US L + 1.11%, 11/15/2036(a)	287,961	295,294
Series 2006-3249, Class CB,
4.250%, 12/15/2036	394,882	422,278
Series 2007-3262, Class FT,
1M US L + 0.27%, 01/15/2037(a)	93,941	94,235
Series 2007-3279, Class FB,
1M US L + 0.32%, 02/15/2037(a)	83,982	84,562
Series 2007-3284, Class AZ,
4.500%, 03/15/2037	51,813	54,910

	Principal Amount	Value (Note 2)
Series 2007-3301, Class FY,
1M US L + 0.42%, 04/15/2037(a)	$22,269	$22,539
Series 2007-3311, Class DF,
1M US L + 0.34%, 05/15/2037(a)	131,272	132,132
Series 2007-3312, Class PA,
5.500%, 05/15/2037	20,225	22,712
Series 2007-3316, Class FB,
1M US L + 0.30%, 08/15/2035(a)	37,675	37,842
Series 2007-3349, Class HG,
5.500%, 07/15/2037	21,405	23,971
Series 2007-3361, Class AF,
1M US L + 0.35%, 11/15/2036(a)	86,318	86,908
Series 2007-3367, Class YF,
1M US L + 0.55%, 09/15/2037(a)	20,275	20,611
Series 2007-3368, Class AF,
1M US L + 0.72%, 09/15/2037(a)	76,907	78,367
Series 2007-3378, Class FA,
1M US L + 0.58%, 06/15/2037(a)	36,995	37,578
Series 2007-3380, Class FM,
1M US L + 0.59%, 10/15/2037(a)	25,493	25,955
Series 2007-3382, Class FL,
1M US L + 0.70%, 11/15/2037(a)	85,836	85,372
Series 2007-3382, Class FG,
1M US L + 0.60%, 11/15/2037(a)	40,383	41,083
Series 2007-3387, Class PF,
1M US L + 0.42%, 11/15/2037(a)	32,792	33,107
Series 2007-3388, Class FJ,
1M US L + 0.70%, 11/15/2037(a)	134,547	137,335
Series 2008-3404, Class DC,
5.500%, 01/15/2038	122,000	139,921
Series 2008-3405, Class PE,
5.000%, 01/15/2038	56,709	61,415
Series 2008-3409, Class DB,
6.000%, 01/15/2038	169,281	193,519
Series 2008-3411, Class FL,
1M US L + 0.70%, 02/15/2038(a)	25,208	25,800
Series 2008-3415, Class DF,
1M US L + 0.70%, 08/15/2035(a)	110,284	112,589
	Principal Amount	Value (Note 2)
Series 2008-3415, Class PC,
5.000%, 12/15/2037	$40,235	$44,052
Series 2008-3415, Class TF,
1M US L + 0.74%, 08/15/2035(a)	54,623	55,865
Series 2008-3450, Class PE,
5.000%, 05/15/2038	79,936	85,318
Series 2008-3469, Class CF,
1M US L + 0.79%, 07/15/2038(a)	100,485	100,483
Series 2009-3536, Class FM,
1M US L + 1.00%, 05/15/2039(a)	28,439	29,313
Series 2009-3539, Class B,
4.500%, 06/15/2029	44,000	48,018
Series 2009-3545, Class FA,
1M US L + 0.85%, 06/15/2039(a)	92,200	94,555
Series 2009-3548, Class ZE,
5.500%, 12/15/2032	206,243	230,953
Series 2009-3549, Class FA,
1M US L + 1.20%, 07/15/2039(a)	41,470	42,361
Series 2009-3564, Class NB,
5.000%, 08/15/2039	349,000	388,007
Series 2009-3574, Class D,
5.000%, 09/15/2039	94,099	103,684
Series 2009-3584, Class FA,
1M US L + 0.70%, 12/15/2036(a)	32,023	32,737
Series 2009-3587, Class DA,
4.500%, 10/15/2039	166,122	176,156
Series 2009-3604, Class PO,
–%, 05/15/2036(b)	81,591	72,503
Series 2009-3605, Class BF,
1M US L + 0.86%, 11/15/2039(a)	152,877	157,008
Series 2009-3611, Class FH,
1M US L + 0.75%, 07/15/2034(a)	14,406	14,722
Series 2010-3620, Class EL,
4.000%, 01/15/2030	27,845	29,373
Series 2010-3626, Class ME,
5.000%, 01/15/2040	372,236	409,580
Series 2010-3631, Class PA,
4.000%, 02/15/2040	226,150	242,994
Series 2010-3653, Class B,
4.500%, 04/15/2030	84,231	89,758
Series 2010-3662, Class PJ,
5.000%, 04/15/2040	238,034	261,953

	Principal Amount	Value (Note 2)
Series 2010-3664, Class DA,
4.000%, 11/15/2037	$117,131	$121,533
Series 2010-3704, Class DC,
4.000%, 11/15/2036	106,795	109,193
Series 2010-3737, Class GB,
4.500%, 04/15/2039	23,536	23,815
Series 2010-3747, Class CY,
4.500%, 10/15/2040	384,417	416,335
Series 2010-3753, Class PA,
3.500%, 09/15/2039	38,461	38,701
Series 2010-3762, Class WP,
4.000%, 12/15/2039	20,556	21,158
Series 2010-3770, Class GA,
4.500%, 10/15/2040	346,816	385,854
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	10,866,069	11,586,734
Series 2010-3778, Class JA,
3.500%, 04/15/2040	222,092	227,323
Series 2011-3792, Class DF,
1M US L + 0.40%, 11/15/2040(a)	20,543	20,470
Series 2011-3798, Class PJ,
4.000%, 01/15/2041	72,536	78,059
Series 2011-3800, Class AF,
1M US L + 0.50%, 02/15/2041(a)	24,556	24,899
Series 2011-3819, Class ZQ,
6.000%, 04/15/2036	19,556	22,441
Series 2011-3822, Class FY,
1M US L + 0.40%, 02/15/2033(a)	17,759	17,923
Series 2011-3825, Class BP,
4.000%, 03/15/2041	114,715	119,553
Series 2011-3830, Class NB,
4.500%, 02/15/2039	66,149	67,876
Series 2011-3843, Class FE,
1M US L + 0.55%, 04/15/2041(a)	54,563	55,470
Series 2011-3843, Class PZ,
5.000%, 04/15/2041	649,729	730,235
Series 2011-3852, Class QN,
27.21053% - 1M US L, 05/15/2041(a)	52,662	56,418
Series 2011-3852, Class TP,
27.50% - 1M US L, 05/15/2041(a)	30,147	32,290
Series 2011-3857, Class ZP,
5.000%, 05/15/2041	950,017	1,090,321
Series 2011-3862, Class MA,
5.000%, 04/15/2041	131,538	141,516

	Principal Amount	Value (Note 2)
Series 2011-3870, Class ME,
4.000%, 01/15/2040	$90,003	$91,233
Series 2011-3891, Class BF,
1M US L + 0.55%, 07/15/2041(a)	46,999	47,766
Series 2011-3894, Class ZA,
4.500%, 07/15/2041	85,512	93,773
Series 2011-3905, Class BZ,
3.000%, 08/15/2041	163,957	165,264
Series 2011-3919, Class DL,
4.000%, 08/15/2030	298,000	326,690
Series 2011-3923, Class GK,
3.000%, 05/15/2040	26,357	26,414
Series 2011-3935, Class JZ,
4.500%, 10/15/2041	1,012,615	1,127,030
Series 2011-3939, Class AZ,
4.000%, 03/15/2041	204,276	210,655
Series 2011-3939, Class BZ,
4.500%, 06/15/2041	993,473	1,029,538
Series 2011-3957, Class HZ,
4.000%, 11/15/2041	693,200	702,150
Series 2011-3958, Class PJ,
4.500%, 09/15/2041	157,695	160,025
Series 2011-3959, Class MB,
4.500%, 11/15/2041	44,199	51,106
Series 2011-3963, Class JB,
4.500%, 11/15/2041	123,066	133,610
Series 2011-3969, Class JP,
4.500%, 09/15/2041	57,009	59,423
Series 2012-3984, Class DF,
1M US L + 0.55%, 01/15/2042(a)	44,925	45,714
Series 2012-3989, Class JW,
3.500%, 01/15/2042	248,736	260,590
Series 2012-3997, Class EC,
3.500%, 02/15/2042	83,845	87,422
Series 2012-3997, Class FQ,
1M US L + 0.50%, 02/15/2042(a)	50,877	51,647
Series 2012-3998, Class KG,
2.000%, 11/15/2026	101,314	102,319
Series 2012-4001, Class FM,
1M US L + 0.50%, 02/15/2042(a)	33,120	33,544
Series 2012-4011, Class DB,
4.000%, 09/15/2041	228,424	242,939
Series 2012-4012, Class GC,
3.500%, 06/15/2040	54,653	55,969
Series 2012-4012, Class NF,
1M US L + 0.45%, 12/15/2038(a)	311	311

	Principal Amount	Value (Note 2)
Series 2012-4020, Class PG,
2.500%, 03/15/2027	$12,568	$12,824
Series 2012-4037, Class CA,
3.000%, 04/15/2027	46,996	48,905
Series 2012-4039, Class LT,
3.500%, 05/15/2042	113,000	117,507
Series 2012-4050, Class ND,
2.500%, 09/15/2041	34,271	34,415
Series 2012-4062, Class MZ,
3.500%, 06/15/2042	136,976	141,562
Series 2012-4064, Class AY,
3.000%, 06/15/2027	48,000	49,759
Series 2012-4068, Class PE,
3.000%, 06/15/2042	224,000	230,444
Series 2012-4075, Class PB,
3.000%, 07/15/2042	42,000	43,922
Series 2012-4076, Class MV,
3.000%, 04/15/2031	69,000	70,388
Series 2012-4077, Class MA,
2.000%, 08/15/2040	199,646	200,872
Series 2012-4088, Class PB,
3.000%, 08/15/2042	107,459	108,657
Series 2012-4094, Class CW,
2.000%, 08/15/2042	298,212	296,222
Series 2012-4097, Class CU,
1.500%, 08/15/2027	25,000	24,425
Series 2012-4097, Class UF,
1M US L + 0.35%, 08/15/2032(a)	70,134	69,964
Series 2012-4101, Class QN,
3.500%, 09/15/2042	255,734	268,048
Series 2012-4104, Class AJ,
1.500%, 09/15/2027	29,974	29,997
Series 2012-4120, Class TC,
1.500%, 10/15/2027	11,808	11,737
Series 2012-4122, Class BA,
3.095%, 05/15/2040(c)	190,927	198,631
Series 2012-4133, Class TA,
3.000%, 11/15/2042	298,921	266,790
Series 2012-4136, Class GE,
2.000%, 08/15/2040	47,851	48,042
Series 2012-4141, Class PL,
2.500%, 12/15/2042	100,000	97,587
Series 2013-4160, Class HB,
2.500%, 12/15/2032	16,191	16,398
Series 2013-4170, Class FW,
1M US L + 0.95%, 01/15/2033(a)	24,431	24,711
Series 2013-4176, Class YD,
3.000%, 03/15/2043	50,000	51,730
	Principal Amount	Value (Note 2)
Series 2013-4183, Class ME,
2.000%, 02/15/2042	$162,913	$164,031
Series 2013-4185, Class PB,
3.000%, 03/15/2043	450,000	449,145
Series 2013-4203, Class DJ,
2.500%, 04/15/2033	65,145	66,331
Series 2013-4218, Class DG,
2.500%, 07/15/2042	158,419	159,732
Series 2013-4220, Class EH,
2.500%, 06/15/2028	48,805	49,695
Series 2013-4231, Class FD,
1M US L + 0.35%, 10/15/2032(a)	17,852	17,649
Series 2013-4246, Class PB,
4.000%, 09/15/2043	493,003	533,277
Series 2013-4257, Class A,
2.500%, 10/15/2027	31,650	32,044
Series 2013-4265, Class FD,
1M US L + 0.40%, 01/15/2035(a)	72,144	72,691
Series 2014-4293, Class NM,
4.500%, 06/15/2043	34,523	36,394
Series 2014-4294, Class PF,
1M US L + 0.40%, 01/15/2044(a)	15,964	16,111
Series 2014-4301, Class U,
3.500%, 07/15/2032	38,769	39,214
Series 2014-4319, Class PM,
3.000%, 03/15/2043	105,623	107,293
Series 2014-4320, Class AP,
3.500%, 07/15/2039	142,293	148,028
Series 2014-4324, Class AY,
3.000%, 04/15/2029	568,738	588,014
Series 2014-4326, Class B,
3.000%, 03/15/2040	15,157	15,151
Series 2014-4333, Class PB,
2.500%, 10/15/2043	30,001	30,069
Series 2014-4337, Class VJ,
3.500%, 06/15/2027	27,963	28,554
Series 2014-4370, Class PC,
2.500%, 09/15/2041	43,996	44,181
Series 2015-4459, Class CA,
5.000%, 12/15/2034	28,827	31,026
Series 2015-4461, Class EA,
2.000%, 07/15/2037	120,757	121,493
Series 2015-4470, Class AQ,
3.000%, 06/15/2041	16,901	16,904
Series 2015-4498, Class JA,
2.500%, 04/15/2037	162,289	160,205
Series 2015-4508, Class UZ,
3.000%, 07/15/2043	81,250	82,325

	Principal Amount	Value (Note 2)
Series 2015-4531, Class PA,
3.500%, 05/15/2043	$54,149	$54,890
Series 2016-4554, Class MD,
3.000%, 10/15/2044	6,174	6,202
Series 2016-4555, Class CP,
3.000%, 04/15/2045	671,788	681,318
Series 2016-4564, Class QA,
3.000%, 07/15/2029	68,216	69,433
Series 2016-4590, Class AK,
3.500%, 08/15/2027	105,867	108,771
Series 2016-4613, Class AF,
1M US L + 1.10%, 11/15/2037(a)	132,837	134,782
Series 2016-4619, Class BE,
2.500%, 12/15/2047	167,370	169,468
Series 2016-4630, Class EA,
3.000%, 09/15/2041	81,340	81,766
Series 2016-4639, Class HZ,
3.250%, 04/15/2053(d)	659,785	703,506
Series 2017-4664, Class UE,
3.000%, 05/15/2043	169,187	171,452
Series 2017-4672, Class QD,
3.000%, 08/15/2045	79,153	79,780
Series 2017-4705, Class A,
4.500%, 09/15/2042	21,008	21,145
Series 2017-4710, Class PA,
3.000%, 04/15/2045	184,412	187,616
Series 2017-4748, Class GA,
3.000%, 01/15/2045	109,696	111,310
Series 2018-4767, Class Z,
3.000%, 12/15/2047	34,860	33,071
Series 2018-4767, Class CA,
4.000%, 11/15/2045	41,699	42,159
Series 2018-4787, Class PY,
4.000%, 05/15/2048	61,832	64,477
Series 2018-4800, Class JA,
3.500%, 03/15/2047	142,238	143,165
Series 2018-4821, Class VA,
4.000%, 10/15/2029	110,925	113,152
Series 2018-4839, Class AE,
4.000%, 04/15/2051	324,345	344,450
Series 2018-4840, Class BK,
4.500%, 09/15/2046	38,472	38,850
Series 2018-4843, Class PH,
4.000%, 07/15/2046	87,804	87,726
Series 2018-4846, Class PA,
4.000%, 06/15/2047	17,680	17,991
Series 2018-4857, Class HM,
3.500%, 11/15/2046	252,065	255,282
Series 2019-4863, Class AJ,
3.500%, 07/15/2038	65,278	69,038
	Principal Amount	Value (Note 2)
Series 2020-5049, Class JZ,
2.000%, 11/25/2050	$163,511	$118,751
Series 2021-5092, Class BC,
2.500%, 06/25/2036	72,536	73,120
Series 2021-5118, Class DZ,
1.000%, 04/25/2051	459,723	459,852
Series 3588, Class CW,
2.540%, 10/25/2037(a)	421,407	425,702
		44,554,309
Freddie Mac Strips
Series 2013-299, Class 300,
3.000%, 01/15/2043	160,281	162,261

Ginnie Mae
Series 2002-72, Class FB,
1M US L + 0.40%, 10/20/2032(a)	33,521	33,510
Series 2003-25, Class FC,
1M US L + 0.40%, 08/26/2023(a)	57,730	57,808
Series 2003-98, Class FY,
1M US L + 0.35%, 09/20/2033(a)	48,056	48,161
Series 2004-1, Class TE,
5.000%, 06/20/2033	30,884	32,856
Series 2004-15, Class AY,
5.500%, 02/20/2034	138,486	150,510
Series 2004-26, Class ED,
5.500%, 04/16/2034	88,261	96,506
Series 2004-34, Class QL,
5.500%, 05/16/2034	89,000	99,056
Series 2004-55, Class MC,
5.500%, 07/20/2034	39,185	42,937
Series 2004-7, Class Z,
5.500%, 01/16/2034	1,342,577	1,481,816
Series 2004-87, Class BC,
4.500%, 10/20/2034	17,878	18,845
Series 2005-11, Class PL,
5.000%, 02/20/2035	41,585	45,462
Series 2005-13, Class NB,
5.000%, 02/20/2035	15,167	16,522
Series 2005-13, Class BG,
5.000%, 02/20/2035	199,464	217,923
Series 2005-3, Class JL,
5.000%, 12/16/2034	97,360	104,687
Series 2005-3, Class JM,
4.750%, 01/20/2035	72,819	78,064
Series 2005-3, Class OC,
5.000%, 01/20/2035	220,213	238,847

	Principal Amount	Value (Note 2)
Series 2005-3, Class QB,
5.000%, 01/16/2035	$101,266	$109,328
Series 2005-45, Class BF,
1M US L + 0.30%, 06/20/2035(a)	46,117	46,231
Series 2005-49, Class B,
5.500%, 06/20/2035	100,521	111,298
Series 2005-51, Class DC,
5.000%, 07/20/2035	149,374	163,006
Series 2005-56, Class BD,
5.000%, 07/20/2035	54,804	60,122
Series 2005-56, Class JA,
5.000%, 05/17/2035	16,230	17,416
Series 2005-69, Class WD,
5.000%, 05/18/2035	55,251	59,299
Series 2005-73, Class PH,
5.000%, 09/20/2035	146,376	155,397
Series 2005-92, Class PB,
6.000%, 12/20/2035	50,295	56,562
Series 2006-10, Class PB,
5.500%, 03/20/2036	54,758	60,916
Series 2006-38, Class OH,
6.500%, 08/20/2036	28,000	31,336
Series 2007-18, Class B,
5.500%, 05/20/2035	100,837	110,131
Series 2007-18, Class PH,
5.500%, 03/20/2035	137,000	156,622
Series 2007-35, Class TE,
6.000%, 06/20/2037	132,475	147,639
Series 2007-35, Class NE,
6.000%, 06/16/2037	61,931	69,116
Series 2007-40, Class FY,
1M US L + 0.33%, 07/16/2037(a)	45,436	45,062
Series 2007-44, Class PH,
6.000%, 07/20/2037	109,723	123,805
Series 2007-57, Class Z,
5.500%, 10/20/2037	568,295	663,806
Series 2007-6, Class LE,
5.500%, 02/20/2037	208,070	228,380
Series 2007-7, Class PG,
5.000%, 02/16/2037	33,487	36,576
Series 2007-79, Class FC,
1M US L + 0.44%, 12/20/2037(a)	150,341	151,305
Series 2008-13, Class FB,
1M US L + 0.50%, 02/20/2038(a)	30,489	30,815
Series 2008-20, Class CE,
5.500%, 06/16/2037	89,566	97,599
	Principal Amount	Value (Note 2)
Series 2008-31, Class PC,
5.500%, 04/20/2038	$64,201	$70,227
Series 2008-33, Class PB,
5.500%, 04/20/2038	76,297	83,901
Series 2008-37, Class L,
6.000%, 04/20/2038	47,545	52,192
Series 2008-38, Class PL,
5.500%, 05/20/2038	71,250	78,465
Series 2008-38, Class PN,
5.500%, 05/20/2038	50,779	55,837
Series 2008-38, Class BG,
5.000%, 05/16/2038	79,007	85,631
Series 2008-40, Class PL,
5.250%, 05/16/2038	100,000	117,434
Series 2008-41, Class PE,
5.500%, 05/20/2038	86,009	94,922
Series 2008-47, Class ML,
5.250%, 06/16/2038	35,106	38,803
Series 2008-49, Class PB,
4.750%, 06/20/2038	34,426	36,822
Series 2008-50, Class KB,
6.000%, 06/20/2038	231,164	258,832
Series 2008-51, Class PH,
5.250%, 06/20/2038	55,427	60,018
Series 2008-51, Class FG,
1M US L + 0.77%, 06/16/2038(a)	76,035	77,866
Series 2008-55, Class PL,
5.500%, 06/20/2038	38,418	42,173
Series 2008-58, Class PE,
5.500%, 07/16/2038	107,500	118,727
Series 2008-60, Class JP,
5.500%, 07/20/2038	78,000	86,295
Series 2008-60, Class JN,
5.500%, 07/20/2038	142,769	155,157
Series 2008-65, Class PG,
6.000%, 08/20/2038	213,410	234,369
Series 2008-66, Class FN,
1M US L + 0.95%, 08/20/2038(a)	59,005	59,995
Series 2008-7, Class PQ,
5.000%, 02/20/2038	95,366	101,298
Series 2008-76, Class QE,
5.750%, 09/20/2038	58,000	66,045
Series 2008-77, Class FC,
1M US L + 0.70%, 09/20/2038(a)	60,872	61,524
Series 2008-85, Class PG,
5.250%, 10/20/2038	40,985	41,055
Series 2008-89, Class JC,
5.500%, 08/20/2038	51,422	54,627

	Principal Amount	Value (Note 2)
Series 2008-89, Class JD,
6.000%, 08/20/2038	$20,173	$21,610
Series 2008-9, Class FA,
1M US L + 0.50%, 02/20/2038(a)	20,959	21,144
Series 2009-1, Class FA,
1M US L + 1.05%, 01/20/2039(a)	86,873	88,684
Series 2009-10, Class PH,
4.500%, 02/20/2039	30,000	32,869
Series 2009-10, Class NB,
5.000%, 02/16/2039	93,753	103,296
Series 2009-118, Class PY,
5.000%, 12/16/2039	26,488	29,184
Series 2009-12, Class NB,
5.000%, 03/20/2039	69,219	74,252
Series 2009-13, Class E,
4.500%, 03/16/2039	117,658	126,363
Series 2009-15, Class FM,
1M US L + 1.04%, 03/20/2039(a)	70,969	72,104
Series 2009-24, Class WB,
5.000%, 03/20/2039	130,746	140,054
Series 2009-40, Class AD,
4.500%, 06/20/2039	309,000	346,044
Series 2009-47, Class LT,
5.000%, 06/20/2039	127,567	138,352
Series 2009-55, Class FN,
1M US L + 1.00%, 07/20/2039(a)	29,783	30,331
Series 2009-58, Class PA,
4.500%, 07/20/2039	104,663	109,614
Series 2009-61, Class MP,
5.000%, 08/20/2039	46,023	49,525
Series 2009-61, Class AP,
4.000%, 08/20/2039	50,570	53,019
Series 2009-65, Class QM,
3.500%, 12/20/2038	6,674	6,726
Series 2009-69, Class PH,
5.500%, 08/16/2039	92,000	106,889
Series 2009-75, Class GZ,
4.500%, 09/20/2039	120,678	128,505
Series 2009-76, Class JB,
4.500%, 07/20/2039	34,945	35,770
Series 2009-83, Class TF,
1M US L + 0.90%, 08/20/2039(a)	35,238	35,906
Series 2009-94, Class FA,
1M US L + 0.70%, 10/16/2039(a)	88,012	89,553
	Principal Amount	Value (Note 2)
Series 2010-105, Class BH,
3.000%, 01/16/2040	$104,784	$107,162
Series 2010-111, Class FA,
1M US L + 0.35%, 09/20/2040(a)	56,015	56,296
Series 2010-116, Class GY,
3.500%, 12/20/2039	71,426	72,039
Series 2010-116, Class PD,
4.000%, 12/20/2039	18,424	18,504
Series 2010-14, Class HA,
4.500%, 02/16/2040	179,183	193,131
Series 2010-14, Class A,
4.500%, 06/16/2039	59,569	61,291
Series 2010-147, Class PG,
3.500%, 05/20/2040	94,881	97,469
Series 2010-157, Class OP,
–%, 12/20/2040(b)	11,654	10,832
Series 2010-167, Class WL,
4.500%, 09/20/2040	305,000	335,267
Series 2010-169, Class JZ,
4.000%, 12/20/2040	265,520	275,658
Series 2010-19, Class GW,
4.750%, 02/20/2040	108,305	116,422
Series 2010-25, Class BL,
4.250%, 10/16/2039	28,842	29,252
Series 2010-62, Class AF,
1M US L + 0.45%, 04/16/2034(a)	32,445	32,532
Series 2010-76, Class NC,
4.500%, 06/20/2040	156,000	167,930
Series 2010-84, Class YB,
4.000%, 07/20/2040	26,669	28,203
Series 2010-H01, Class FA,
1M US L + 0.82%, 01/20/2060(a)	41,180	41,499
Series 2010-H10, Class FC,
1M US L + 1.00%, 05/20/2060(a)	206,695	208,956
Series 2010-H20, Class AF,
1M US L + 0.33%, 10/20/2060(a)	227,738	227,508
Series 2010-H22, Class FE,
1M US L + 0.35%, 05/20/2059(a)	4,433	4,431
Series 2010-H27, Class FA,
1M US L + 0.38%, 12/20/2060(a)	60,130	60,134
Series 2011-100, Class MY,
4.000%, 07/20/2041	119,102	126,639
Series 2011-128, Class MD,
4.000%, 10/20/2040	140,000	145,427

	Principal Amount	Value (Note 2)
Series 2011-18, Class PA,
4.000%, 08/20/2040	$76,096	$78,229
Series 2011-43, Class ZQ,
5.500%, 01/16/2033	79,402	82,373
Series 2011-59, Class QC,
4.000%, 12/20/2040	109,528	113,856
Series 2011-66, Class UA,
4.000%, 05/16/2041	149,678	158,098
Series 2011-71, Class ZC,
5.500%, 07/16/2034	180,513	196,429
Series 2011-97, Class WA,
6.133%, 11/20/2038(a)	51,066	58,118
Series 2011-H01, Class AF,
1M US L + 0.45%, 11/20/2060(a)	220,811	221,107
Series 2011-H02, Class BA,
4.241%, 02/20/2061(a)	9,570	9,619
Series 2011-H11, Class FA,
1M US L + 0.50%, 03/20/2061(a)	82,737	82,942
Series 2011-H11, Class FB,
1M US L + 0.50%, 04/20/2061(a)	119,565	119,818
Series 2011-H15, Class FA,
1M US L + 0.45%, 06/20/2061(a)	53,975	54,054
Series 2012-32, Class PE,
3.500%, 03/16/2042	89,000	98,024
Series 2012-38, Class PL,
3.250%, 01/20/2041	100,000	101,523
Series 2012-51, Class VM,
3.500%, 04/16/2025	88,098	90,381
Series 2012-68, Class GE,
3.000%, 05/20/2042	4,562	4,725
Series 2012-76, Class GF,
1M US L + 0.30%, 06/16/2042(a)	15,635	15,739
Series 2012-H08, Class FC,
1M US L + 0.57%, 04/20/2062(a)	589,748	591,747
Series 2012-H14, Class FK,
1M US L + 0.58%, 07/20/2062(a)	149,722	150,355
Series 2012-H20, Class PT,
0.971%, 07/20/2062(a)	89,250	89,100
Series 2012-H24, Class FE,
1M US L + 0.60%, 10/20/2062(a)	3,492	3,511
Series 2013-100, Class MA,
3.500%, 02/20/2043	57,795	59,573

	Principal Amount	Value (Note 2)
Series 2013-115, Class PM,
4.000%, 08/20/2043	$400,000	$431,752
Series 2013-22, Class GB,
2.500%, 08/20/2042	120,000	121,109
Series 2013-69, Class NA,
2.000%, 09/20/2042	180,705	180,421
Series 2013-93, Class CA,
6.000%, 06/20/2043	1,260,895	1,431,343
Series 2013-98, Class KF,
1M US L + 0.30%, 11/20/2041(a)	19,602	19,625
Series 2013-99, Class MF,
1M US L + 0.30%, 07/20/2043(a)	83,367	83,822
Series 2013-H01, Class FA,
1.650%, 01/20/2063	711	714
Series 2013-H04, Class BA,
1.650%, 02/20/2063	9,636	9,688
Series 2013-H07, Class GA,
1M US L + 0.47%, 03/20/2063(a)	207,392	207,683
Series 2013-H09, Class HA,
1.650%, 04/20/2063	8,999	9,008
Series 2013-H18, Class EA,
1M US L + 0.50%, 07/20/2063(a)	88,307	88,433
Series 2014-53, Class JM,
7.048%, 04/20/2039(a)	278,675	317,326
Series 2014-98, Class HE,
3.000%, 07/20/2044	53,984	54,544
Series 2014-H10, Class TA,
1M US L + 0.60%, 04/20/2064(a)	362,877	365,445
Series 2014-H15, Class FA,
1M US L + 0.50%, 07/20/2064(a)	24,847	24,947
Series 2014-H16, Class FL,
1M US L + 0.47%, 07/20/2064(a)	437,644	438,776
Series 2015-190, Class LE,
3.500%, 06/20/2045	30,077	30,640
Series 2015-63, Class KA,
3.000%, 04/20/2040	33,494	33,763
Series 2015-84, Class QA,
3.500%, 06/20/2045	304,846	321,235
Series 2015-H09, Class FA,
1M US L + 0.62%, 04/20/2065(a)	279,419	281,332
Series 2015-H12, Class FB,
1M US L + 0.60%, 05/20/2065(a)	95,575	96,117

	Principal Amount	Value (Note 2)
Series 2015-H15, Class FC,
1M US L + 0.58%, 06/20/2065(a)	$129,431	$130,222
Series 2015-H22, Class FC,
1M US L + 0.60%, 09/20/2065(a)	56,684	57,054
Series 2015-H26, Class FA,
1M US L + 0.52%, 10/20/2065(a)	61,401	61,689
Series 2015-H26, Class FG,
1M US L + 0.52%, 10/20/2065(a)	300,894	302,284
Series 2015-H29, Class FA,
1M US L + 0.70%, 10/20/2065(a)	5,216	5,242
Series 2015-H30, Class FE,
1M US L + 0.60%, 11/20/2065(a)	61,138	61,577
Series 2015-H31, Class FT,
1M US L + 0.65%, 11/20/2065(a)	94,128	94,462
Series 2015-H32, Class FH,
1M US L + 0.66%, 12/20/2065(a)	212,311	214,133
Series 2016-116, Class GV,
3.000%, 05/20/2026	48,066	49,201
Series 2016-120, Class KA,
2.000%, 09/20/2046	8,243	8,327
Series 2016-82, Class BA,
3.000%, 09/20/2045	100,008	100,407
Series 2016-H06, Class FC,
1M US L + 0.92%, 02/20/2066(a)	178,695	181,233
Series 2016-H08, Class FT,
1M US L + 0.72%, 02/20/2066(a)	422,097	423,885
Series 2016-H11, Class F,
1M US L + 0.80%, 05/20/2066(a)	606,318	613,647
Series 2016-H13, Class FT,
1M US L + 0.58%, 05/20/2066(a)	26,492	26,549
Series 2016-H14, Class FA,
1M US L + 0.80%, 06/20/2066(a)	148,340	150,117
Series 2016-H15, Class FA,
1M US L + 0.80%, 07/20/2066(a)	674,913	682,450
Series 2016-H17, Class FK,
1M US L + 0.85%, 07/20/2066(a)	88,057	89,282

	Principal Amount	Value (Note 2)
Series 2016-H17, Class FC,
1M US L + 0.83%, 08/20/2066(a)	$190,446	$193,047
Series 2016-H20, Class PT,
2.795%, 09/20/2066(a)	611,907	644,267
Series 2016-H23, Class F,
1M US L + 0.75%, 10/20/2066(a)	233,705	236,249
Series 2016-H24, Class FG,
1M US L + 0.75%, 10/20/2066(a)	353,911	357,765
Series 2017-150, Class JE,
3.000%, 07/20/2047	96,573	97,550
Series 2017-165, Class VE,
3.500%, 11/20/2030	100,134	100,985
Series 2017-170, Class MC,
2.500%, 10/20/2047	101,516	99,490
Series 2017-36, Class MJ,
3.000%, 03/20/2047	50,098	51,158
Series 2017-56, Class AZ,
3.000%, 04/20/2047	110,145	115,680
Series 2017-73, Class JT,
2.750%, 09/20/2046	22,310	22,617
Series 2017-80, Class BJ,
3.000%, 03/20/2047	140,023	143,734
Series 2017-H06, Class FE,
1M US L + 0.55%, 02/20/2067(a)	101,518	102,005
Series 2017-H15, Class FC,
1M US L + 0.47%, 06/20/2067(a)	278,564	279,308
Series 2017-H16, Class PT,
4.699%, 05/20/2066(a)	54,183	56,429
Series 2017-H17, Class FG,
1M US L + 0.50%, 08/20/2067(a)	44,012	44,126
Series 2018-160, Class AD,
3.500%, 02/20/2048	328,712	339,826
Series 2018-36, Class CZ,
4.000%, 03/20/2048	258,974	281,608
Series 2018-37, Class C,
2.500%, 01/20/2046	226,815	232,406
Series 2019-111, Class TE,
2.000%, 09/20/2049	81,023	80,497
Series 2019-61, Class K,
3.500%, 07/20/2048	83,412	83,606
Series 2020-125, Class GA,
2.500%, 03/20/2050	423,481	426,463
Series 2020-125, Class GC,
2.500%, 08/20/2050	103,005	101,523

	Principal Amount	Value (Note 2)
Series 2020-32, Class UM,
2.500%, 03/20/2050	$1,540,877	$1,556,098
Series 2020-5, Class LC,
3.500%, 10/20/2049	286,464	288,872
Series 2020-61, Class AB,
3.000%, 05/20/2048	196,035	198,029
Series 2020-62, Class PD,
3.000%, 05/20/2050	603,387	603,484
Series 2020-83, Class ML,
3.000%, 06/20/2050	227,025	229,397
Series 2020-98, Class CE,
3.000%, 07/20/2050	1,807,276	1,822,465
		30,851,357

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $120,155,219)		119,392,536

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.84%)

Fannie Mae-Aces
Series 2006-M2, Class A3F,
5.345%, 09/25/2031(a)	357,840	379,092
Series 2013-M6, Class 1AC,
3.353%, 02/25/2043(a)	12,623,342	13,531,562
Series 2016-M11, Class AL,
2.944%, 07/25/2039	281,878	285,847
Series 2016-M3, Class ASQ2,
2.263%, 02/25/2023	116,097	116,144
Series 2017-M15, Class A1,
2.959%, 09/25/2027(a)	4,098,738	4,263,913
Series 2018-M12, Class A1,
3.546%, 08/25/2030	4,439,319	4,795,048
Series 2018-M8, Class A1,
3.323%, 06/25/2028(a)	1,666,336	1,722,039
Series 2019-M10, Class A1,
2.000%, 04/25/2030	1,609,309	1,613,298
Series 2019-M14, Class A1,
2.304%, 06/25/2029	149,548	152,205
Series 2019-M24, Class 2XA,
1.149%, 03/25/2031(a)(c)	2,345,772	199,811
Series 2020-M10, Class X1,
1.794%, 12/25/2030(a)(c)	804,171	97,922
Series 2020-M10, Class X4,
0.864%, 07/25/2032(a)(c)	47,236,565	3,413,286
Series 2020-M13, Class X2,
1.286%, 09/25/2030(a)(c)	2,220,000	170,648
		30,740,815

	Principal Amount	Value (Note 2)
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2018-J19L, Class AFL,
1M US L + 0.23%, 11/25/2027(a)	$32,611	$32,494
Series 2019-KL4F, Class A2AS,
3.683%, 10/25/2025(a)	256,000	266,699
Series 2019-KLU2, Class X1,
0.945%, 08/25/2029(a)(c)	56,459,777	3,262,393
		3,561,586

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $36,459,578)		34,302,401

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (5.66%)

Fannie Mae Pool
Series 2003-386375,
4.790%, 08/01/2028	822,662	822,111
Series 2005-843080,
6.000%, 12/01/2034	127,109	135,053
Series 2007-943003,
5.500%, 08/01/2047	92,379	97,935
Series 2009-463331,
5.250%, 08/01/2029	611,974	674,541
Series 2009-930895,
4.500%, 03/01/2039	176,464	184,526
Series 2009-931290,
4.500%, 06/01/2039	119,832	126,699
Series 2009-931707,
4.500%, 08/01/2039	115,958	122,587
Series 2009-958348,
5.440%, 04/01/2027	137,413	146,147
Series 2009-958878,
5.750%, 07/01/2027	1,358,355	1,458,320
Series 2011-467068,
6.130%, 01/01/2026	1,544,566	1,732,231
Series 2011-468477,
4.590%, 08/01/2026	408,651	452,240
Series 2011-469013,
5.470%, 08/01/2026	1,020,815	1,126,625
Series 2011-AH9290,
4.000%, 04/01/2041	46,202	48,185
Series 2012-470020,
4.200%, 01/01/2030	1,586,303	1,790,916
Series 2012-AM0279,
3.210%, 08/01/2027	298,558	302,368

	Principal Amount	Value (Note 2)
Series 2012-AM1387,
3.260%, 11/01/2032	$118,027	$125,266
Series 2012-MA1039,
3.500%, 04/01/2042	75,077	77,432
Series 2012-MA1214,
3.000%, 10/01/2042	751,439	760,461
Series 2013-AM3154,
3.250%, 05/01/2028	364,044	372,754
Series 2013-AM3193,
3.380%, 05/01/2028	276,720	283,764
Series 2013-AM4329,
3.870%, 10/01/2025	198,360	211,946
Series 2013-AM4781,
4.180%, 11/01/2028	1,227,157	1,375,038
Series 2013-AM4991,
3.970%, 12/01/2025	163,179	175,322
Series 2013-AR2289,
3.000%, 02/01/2033	280,612	288,652
Series 2013-AT9663,
2.500%, 07/01/2043	525,602	524,827
Series 2013-MA1586,
3.000%, 08/01/2043	200,936	210,467
Series 2014-AM4198,
3.550%, 03/01/2024	96,383	99,540
Series 2014-AM7274,
3.000%, 12/01/2024	1,200,000	1,199,733
Series 2015-AL7381,
4.500%, 06/01/2045	195,404	214,947
Series 2015-AM8666,
2.960%, 06/01/2030	179,556	190,841
Series 2015-AM8918,
3.250%, 09/01/2030	731,000	790,807
Series 2015-AM9173,
3.110%, 06/01/2027	243,190	244,463
Series 2015-AM9830,
3.190%, 09/01/2027	582,752	618,389
Series 2015-AN0029,
3.100%, 09/01/2025	158,271	165,562
Series 2016-AL8405,
4.500%, 05/01/2041	233,623	248,749
Series 2016-AN0665,
3.070%, 02/01/2026	195,857	204,396
Series 2016-AN0774,
3.210%, 01/01/2026	177,608	186,705
Series 2016-AN2228,
2.520%, 08/01/2026	188,683	192,627
Series 2016-AN3542,
3.410%, 11/01/2046	363,989	393,199
Series 2016-AN3749,
2.520%, 12/01/2026	462,094	471,164
	Principal Amount	Value (Note 2)
Series 2016-BC0943,
3.500%, 05/01/2046	$458,693	$488,516
Series 2017-,
3.010%, 07/01/2027	267,591	281,488
3.160%, 07/01/2027	150,000	155,780
3.500%, 06/01/2047	402,025	414,382
Series 2017-AN4431,
3.220%, 01/01/2027	85,000	90,333
Series 2017-AN4469,
3.640%, 01/01/2029	692,474	756,053
Series 2017-AN4529,
3.620%, 01/01/2027	831,689	895,786
Series 2017-AN4606,
3.510%, 02/01/2027	794,607	826,031
Series 2017-AN4833,
3.320%, 04/01/2027	95,000	101,645
Series 2017-AN5279,
3.340%, 04/01/2029	460,748	463,388
Series 2017-AN5742,
3.190%, 05/01/2030	139,078	149,097
Series 2017-AN5796,
3.030%, 06/01/2027	218,060	225,544
Series 2017-AN6304,
3.100%, 10/01/2027	275,000	292,524
Series 2017-AN6670,
3.210%, 09/01/2027	1,929,833	2,029,403
Series 2017-AN7060,
2.930%, 10/01/2027	1,780,000	1,842,587
Series 2017-AN7234,
3.010%, 12/01/2027	1,000,000	1,038,352
Series 2017-AN7384,
2.880%, 12/01/2027	49,082	51,566
Series 2017-AN7547,
3.370%, 11/01/2027	1,112,696	1,170,132
Series 2017-AN7823,
2.890%, 12/01/2027	235,000	247,418
Series 2017-CA0522,
3.000%, 10/01/2047	296,029	298,385
Series 2018-109435,
3.890%, 08/01/2028	1,904,799	2,045,518
Series 2018-109741,
3.730%, 11/01/2025	11,322,657	11,766,721
Series 2018-387770,
3.625%, 07/01/2028	2,570,000	2,738,080
Series 2018-387853,
3.455%, 08/01/2025	175,000	177,573
Series 2018-387904,
3.840%, 08/01/2028	678,711	751,262
Series 2018-387983,
3.630%, 08/01/2028	2,000,000	2,132,752

	Principal Amount	Value (Note 2)
Series 2018-AN8198,
3.140%, 01/01/2028	$300,000	$312,878
Series 2018-AN8272,
3.170%, 02/01/2028	100,000	104,501
Series 2018-AN8486,
3.330%, 04/01/2030	329,205	357,769
Series 2018-AN8493,
3.300%, 02/01/2030	429,100	455,142
Series 2018-AN8982,
3.440%, 05/01/2028	1,000,000	1,055,310
Series 2018-AN9038,
3.460%, 05/01/2028	135,000	142,753
Series 2018-AN924,
4.210%, 05/01/2033	611,256	686,398
Series 2018-AN9976,
3.960%, 02/01/2030	470,000	530,764
Series 2018-BF0238,
4.500%, 08/01/2041	438,474	484,387
Series 2018-BI0404,
4.100%, 11/01/2028	3,931,460	4,252,055
Series 2018-BL0119,
4.090%, 11/01/2026	784,666	858,810
Series 2018-BL0212,
3.820%, 07/01/2027	44,243	46,783
Series 2018-BL0550,
3.770%, 11/01/2028	658,474	728,243
Series 2018-BL0907,
3.880%, 12/01/2028	450,000	501,758
Series 2019-BI2928,
3.410%, 07/01/2027	826,611	887,201
Series 2019-BL1188,
3.480%, 02/01/2026	200,000	211,597
Series 2019-BL1300,
4.200%, 01/01/2029	1,375,000	1,503,503
Series 2019-BL1451,
3.760%, 02/01/2029	685,000	729,276
Series 2019-BL1567,
3.590%, 02/01/2029	1,775,000	1,892,269
Series 2019-BL1596,
3.480%, 03/01/2029	167,123	182,523
Series 2019-BL2236,
3.640%, 10/01/2029	1,100,000	1,200,138
Series 2019-BL2356,
3.020%, 05/01/2026	165,000	170,187
Series 2019-BL2460,
3.400%, 05/01/2029	585,693	617,211
Series 2019-BL3182,
2.980%, 07/01/2029	253,931	264,124
Series 2019-BM6011,
3.348%, 11/01/2026(a)	107,706	113,958

	Principal Amount	Value (Note 2)
Series 2019-BM6152,
3.500%, 06/01/2044	$1,359,149	$1,446,862
Series 2019-MA3784,
3.500%, 09/01/2049	3,421,315	3,507,012
Series 2020-BM6266,
3.500%, 04/01/2050	268,810	275,634
		73,796,897
Freddie Mac Gold Pool
Series 2006-H01366,
6.000%, 01/01/2036	80,319	85,293
Series 2007-N31467,
5.500%, 11/01/2037	69,570	74,260
Series 2012-T60809,
3.500%, 08/01/2042	106,496	110,120
Series 2013-G80393,
5.000%, 08/20/2036	160,936	173,102
Series 2013-T65180,
3.000%, 11/01/2043	126,134	127,714
Series 2015-U49046,
4.000%, 02/01/2029	83,462	88,312
		658,801
Freddie Mac Pool
Series 2005-002936, Class FC,
1M US L + 0.40%, 03/15/2029(a)	24,872	25,012
Series 2017-WN2000,
2.700%, 08/01/2023	10,622,120	10,618,927
Series 2018-ZA3206,
3.500%, 12/01/2045	82,940	85,489
		10,729,428
Ginnie Mae II Pool
Series 2010-,
4.000%, 09/20/2040	91,687	96,494
4.000%, 11/20/2040	104,430	109,896
1M US L + 2.053%, 08/20/2060(a)	425,669	444,114
Series 2011-470514,
4.000%, 09/20/2041	273,958	287,578
Series 2012-5302,
3.500%, 02/20/2042	258,799	266,023
Series 2012-5303,
4.000%, 02/20/2042	29,688	31,243
Series 2012-5328,
3.500%, 03/20/2042	414,335	425,889
Series 2012-MA0016,
3.500%, 04/20/2042	100,230	103,037
Series 2012-MA0017,
4.000%, 04/20/2042	142,835	150,283
Series 2012-MA0082,
3.500%, 05/20/2042	162,211	166,745

	Principal Amount	Value (Note 2)
Series 2012-MA0148,
3.500%, 06/20/2042	$100,038	$102,845
Series 2012-MA0312,
3.500%, 08/20/2042	114,278	117,484
Series 2012-MA0387,
3.500%, 09/20/2042	85,831	88,237
Series 2012-MA0388,
4.000%, 09/20/2042	97,534	102,645
Series 2012-MA0456,
3.500%, 10/20/2042	113,955	117,149
Series 2012-MA0619,
3.500%, 12/20/2042	110,718	113,803
Series 2013-,
3.250%, 04/20/2033	382,015	394,687
3.500%, 04/20/2043	275,169	282,865
Series 2013-MA1149,
3.000%, 07/20/2043	15,137	15,401
Series 2016-MA3588,
3.500%, 04/20/2046	360,272	368,167
Series 2016-MA3793,
3.500%, 07/20/2046	983,209	1,004,746
Series 2016-MA3865,
3.500%, 08/20/2046	707,984	723,502
Series 2017-,
3.500%, 12/20/2047	944,430	981,377
Series 2018-,
3.500%, 03/20/2048	1,067,115	1,099,634
4.000%, 05/20/2048	3,352,728	3,576,214
4.000%, 09/20/2048	3,739,592	3,992,895
5.500%, 10/20/2048	642,269	704,500
Series 2019-,
3.500%, 12/20/2049	229,828	232,622
4.000%, 04/20/2049	163,247	168,393
4.500%, 09/20/2049	533,326	575,677
Series 2019-784688,
5.000%, 02/20/2049	2,256,358	2,418,969
Series 2019-MA5864,
3.000%, 04/20/2049	63,546	64,634
Series 2019-MA5920,
3.000%, 05/20/2049	28,758	29,251
Series 2019-MA5936,
6.500%, 05/20/2049	62,582	71,332
Series 2020-,
4.000%, 04/20/2050	1,072,536	1,106,333
		20,534,664

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $107,020,204)		105,719,790

CORPORATE BONDS (54.49%)

	Principal Amount	Value (Note 2)
Aerospace & Defense (2.29%)
Boeing Co.
2.20%, 02/04/2026	$10,030,000	$9,866,033
Teledyne Technologies, Inc.
1.60%, 04/01/2026	7,975,000	7,760,340
2.25%, 04/01/2028	6,008,000	5,896,234
2.75%, 04/01/2031	5,969,000	5,843,996
TransDigm, Inc.
6.25%, 03/15/2026(e)	9,166,000	9,473,061
8.00%, 12/15/2025(e)	3,940,000	4,121,772
Total Aerospace & Defense		42,961,436

Airlines (2.00%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(e)	5,804,311	6,341,826
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(e)	5,649,017	6,227,200
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(e)	1,286,183	1,348,464
Delta Air Lines, Inc.
7.00%, 05/01/2025(e)	5,856,000	6,565,327
Southwest Airlines Co.
5.25%, 05/04/2025	7,540,000	8,234,589
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	8,011,274	8,632,037
Total Airlines		37,349,443

Automobiles Manufacturing (2.15%)
Ford Motor Co.
5.29%, 12/08/2046	6,513,000	7,157,592
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,500,000	6,518,265
4.00%, 11/13/2030	6,965,000	7,013,720
3M US L + 1.27%, 03/28/2022(a)	1,000,000	1,000,655
Nissan Motor Co., Ltd.
4.81%, 09/17/2030(e)	15,300,000	16,589,404
Volkswagen Group of America Finance LLC
0.75%, 11/23/2022(e)	995,000	992,051
0.88%, 11/22/2023(e)	995,000	980,853
Total Automobiles Manufacturing		40,252,540

Banks (4.88%)
Associated Bank NA/Green Bay WI
4.25%, 01/15/2025	934,000	984,435
Bank of New Zealand
2.87%, 01/27/2032(e)	16,000,000	15,816,881
Cooperatieve Rabobank UA
3.75%, 07/21/2026	4,500,000	4,721,653

	Principal Amount	Value (Note 2)
Danske Bank A/S
5.38%, 01/12/2024(e)	$1,000,000	$1,064,190
1Y US TI + 1.03%, 12/08/2023(a)(e)	2,000,000	1,994,262
1Y US TI + 1.35%, 09/11/2026(a)(e)	6,500,000	6,295,121
First Horizon Corp.
3.55%, 05/26/2023	2,500,000	2,555,700
First-Citizens Bank & Trust Co.
1D US SOFR + 3.83%, 06/19/2024(a)	12,890,000	13,216,816
FNB Corp.
2.20%, 02/24/2023	1,800,000	1,813,642
Intesa Sanpaolo SpA
1Y US TI + 2.60%, 06/01/2032(a)(e)	1,800,000	1,725,878
1Y US TI + 2.75%, 06/01/2042(a)(e)	1,800,000	1,721,083
PNC Financial Services Group, Inc.
Series O
3M US L + 3.678%(a)(f)	19,162,000	19,297,642
Synovus Bank/Columbus GA
1D US SOFR + 0.95%, 02/10/2023(a)	6,235,000	6,236,325
UniCredit SpA
1Y US TI + 1.20%, 06/03/2027(a)(e)	14,303,000	13,609,045
Total Banks		91,052,673

Cable & Satellite (1.34%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 01/15/2034(e)	6,569,000	6,089,463
4.50%, 06/01/2033(e)	5,978,000	5,696,048
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	14,627,000	12,616,147
3M US L + 1.65%, 02/01/2024(a)	500,000	512,345
Total Cable & Satellite		24,914,003

Casinos & Gaming (1.18%)
MGM Resorts International
5.50%, 04/15/2027	3,985,000	4,122,403
6.75%, 05/01/2025	6,408,000	6,640,129
7.75%, 03/15/2022	3,348,000	3,369,762
Penn National Gaming, Inc.
5.63%, 01/15/2027(e)	7,595,000	7,766,343
Total Casinos & Gaming		21,898,637

Chemicals (0.37%)
Avient Corp.
5.75%, 05/15/2025(e)	3,004,000	3,100,233

	Principal Amount	Value (Note 2)
Kraton Polymers LLC / Kraton Polymers Capital Corp.
4.25%, 12/15/2025(e)	$3,685,000	$3,797,853
Total Chemicals		6,898,086

Commercial Finance (2.48%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/30/2032	4,416,000	4,315,334
3.85%, 10/29/2041	4,960,000	4,856,546
6.50%, 07/15/2025	17,268,000	19,370,984
Air Lease Corp.
Series C
5Y US TI + 3.149%(a)(f)	4,960,000	4,842,200
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027(e)	2,830,000	2,686,686
3.63%, 05/01/2022(e)	4,225,000	4,244,852
4.25%, 04/15/2026(e)	3,100,000	3,219,488
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(e)	2,779,000	2,849,184
Total Commercial Finance		46,385,274

Construction Materials Manufacturing (0.10%)
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	1,988,000	1,930,781

Consumer Finance (1.89%)
Ally Financial, Inc.
1.45%, 10/02/2023	990,000	986,695
Series C
7Y US TI + 3.481%(a)(f)	2,982,000	2,959,635
Discover Financial Services
Series D
5Y US TI + 5.78%(a)(f)	5,000,000	5,400,300
OneMain Finance Corp.
5.38%, 11/15/2029	3,500,000	3,559,080
8.88%, 06/01/2025	15,142,000	16,089,586
Rocket Mortgage LLC
3.88%, 03/01/2031(e)	1,136,000	1,065,619
Synchrony Financial
3.70%, 08/04/2026	3,192,000	3,306,663
4.25%, 08/15/2024	1,700,000	1,779,239
Total Consumer Finance		35,146,817

Containers & Packaging (0.20%)
Sonoco Products Co.
1.80%, 02/01/2025	3,836,000	3,812,494
Department Stores (0.62%)
Nordstrom, Inc.
4.25%, 08/01/2031	12,484,000	11,564,428

	Principal Amount	Value (Note 2)
Diversified Banks (5.19%)
Banco Santander SA
1Y US TI + 1.60%, 11/22/2032(a)	$13,000,000	$12,487,047
Bank of America Corp.
1D US SOFR + 1.21%, 10/20/2032(a)	2,976,000	2,886,316
1D US SOFR + 1.37%, 10/24/2031(a)	15,418,000	14,296,874
5Y US TI + 1.20%, 09/21/2036(a)	20,161,000	18,733,566
Barclays PLC
1Y US TI + 1.30%, 11/24/2032(a)	2,000,000	1,939,258
1Y US TI + 1.30%, 11/24/2042(a)	2,000,000	1,909,114
Citigroup, Inc.
4.30%, 11/20/2026	12,545,000	13,579,276
JPMorgan Chase & Co.
1D US SOFR + 1.25%, 04/22/2032(a)	7,140,000	6,947,748
1D US SOFR + 1.26%, 01/25/2033(a)	6,956,000	7,007,921
1D US SOFR + 1.46%, 04/22/2042(a)	10,509,000	10,310,091
1D US SOFR + 2.04%, 04/22/2031(a)	4,000,000	3,901,503
Sumitomo Mitsui Financial Group, Inc.
1.40%, 09/17/2026	2,977,000	2,854,240
Total Diversified Banks		96,852,954

Electrical Equipment Manufacturing (0.19%)
Trimble, Inc.
4.75%, 12/01/2024	3,254,000	3,483,544

Entertainment Resources (0.12%)
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.50%, 05/01/2025(e)	2,224,000	2,293,478

Exploration & Production (0.49%)
Diamondback Energy, Inc.
4.40%, 03/24/2051	2,990,000	3,259,632
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(e)	3,852,000	4,002,363
Range Resources Corp.
5.00%, 03/15/2023	1,988,000	2,010,067
Total Exploration & Production		9,272,062

	Principal Amount	Value (Note 2)
Financial Services (5.03%)
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029(e)	$2,000,000	$2,075,715
Credit Suisse Group AG
1D US SOFR + 1.73%, 05/14/2032(a)(e)	12,825,000	12,469,839
1D US SOFR + 2.044%, 06/05/2026(a)(e)	3,000,000	2,965,068
5Y US TI + 4.82%(a)(e)(f)	10,875,000	11,377,969
Goldman Sachs Group, Inc.
1D US SOFR + 0.50%, 09/10/2024(a)	3,976,000	3,969,761
1D US SOFR + 0.913%, 10/21/2027(a)	2,976,000	2,898,582
1D US SOFR + 1.114%, 02/24/2028(a)	7,952,000	7,972,389
1D US SOFR + 1.41%, 02/24/2033(a)	2,982,000	3,001,485
1D US SOFR + 1.632%, 02/24/2043(a)	2,982,000	2,979,692
Series DMTN
1D US SOFR + 1.248%, 07/21/2032(a)	2,978,000	2,823,093
Morgan Stanley
1D US SOFR + 1.00%, 01/21/2028(a)	4,970,000	4,965,897
1D US SOFR + 1.29%, 01/21/2033(a)	3,976,000	3,984,343
1D US SOFR + 1.36%, 09/16/2036(a)	18,011,000	16,752,868
Nasdaq, Inc.
0.45%, 12/21/2022	2,990,000	2,973,135
Raymond James Financial, Inc.
4.65%, 04/01/2030	9,000,000	10,147,816
UBS AG/London
1.75%, 04/21/2022(e)	1,500,000	1,502,963
UBS Group AG
1Y US TI + 0.83%, 07/30/2024(a)(e)	1,000,000	988,714
Total Financial Services		93,849,329

Food & Beverage (0.72%)
Becle SAB de CV
2.50%, 10/14/2031(e)	7,000,000	6,599,040
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 02/02/2029	1,988,000	1,953,886
4.38%, 02/02/2052	2,982,000	2,899,100
JDE Peet's NV
0.80%, 09/24/2024(e)	1,984,000	1,916,057
Total Food & Beverage		13,368,083

Hardware (0.94%)
Dell International LLC / EMC Corp.
3.38%, 12/15/2041(e)	2,977,000	2,698,617
3.45%, 12/15/2051	6,947,000	6,123,738

	Principal Amount	Value (Note 2)
Dell, Inc.
5.40%, 09/10/2040	$8,190,000	$8,796,060
Total Hardware		17,618,415

Health Care Facilities & Services (1.31%)
HCA, Inc.
2.38%, 07/15/2031	11,927,000	11,141,806
3.50%, 07/15/2051	6,958,000	6,451,453
5.25%, 06/15/2049	3,110,000	3,671,599
5.63%, 09/01/2028	3,000,000	3,348,645
Total Health Care Facilities & Services		24,613,503

Homebuilders (0.47%)
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 04/01/2029(e)	3,500,000	3,442,574
Tri Pointe Homes, Inc.
5.70%, 06/15/2028	5,000,000	5,311,100
Total Homebuilders		8,753,674

Industrial Other (0.10%)
Quanta Services, Inc.
0.95%, 10/01/2024	1,984,000	1,932,692

Managed Care (0.23%)
Humana, Inc.
0.65%, 08/03/2023	4,265,000	4,211,981

Mass Merchants (0.10%)
Target Corp.
2.95%, 01/15/2052	1,988,000	1,947,447

Medical Equipment & Devices Manufacturing (1.30%)
Baxter International, Inc.
2.54%, 02/01/2032	4,963,000	4,813,132
3.13%, 12/01/2051	4,466,000	4,249,691
Danaher Corp.
2.80%, 12/10/2051	9,933,000	9,016,770
PerkinElmer, Inc.
0.55%, 09/15/2023	3,347,000	3,303,866
0.85%, 09/15/2024	2,977,000	2,894,799
Total Medical Equipment & Devices Manufacturing		24,278,258

Metals & Mining (0.54%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	9,805,000	10,076,468

Pharmaceuticals (3.07%)
Bausch Health Cos., Inc.
6.13%, 04/15/2025(e)	23,384,000	23,848,756
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028(e)	9,180,000	9,055,014
5.13%, 04/30/2031(e)	7,574,000	7,587,141

	Principal Amount	Value (Note 2)
Viatris, Inc.
1.13%, 06/22/2022	$16,829,000	$16,849,702
Total Pharmaceuticals		57,340,613

Pipeline (4.75%)
Buckeye Partners LP
4.13%, 12/01/2027	2,040,000	2,001,444
4.15%, 07/01/2023	3,800,000	3,790,994
4.50%, 03/01/2028(e)	8,958,000	8,737,947
5.60%, 10/15/2044	2,828,000	2,575,566
Cheniere Energy Partners LP
3.25%, 01/31/2032(e)	3,000,000	2,826,885
Energy Transfer LP
Series B
3M US L + 4.16%(a)(f)	2,506,000	2,377,568
Series F
5Y US TI + 5.134%(a)(f)	2,985,000	3,002,761
3.45%, 01/15/2023	2,027,000	2,059,917
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(e)	12,936,000	12,584,648
4.32%, 12/30/2039(e)	9,061,000	8,883,932
Midwest Connector Capital Co. LLC
3.63%, 04/01/2022(e)	13,725,000	13,754,712
3.90%, 04/01/2024(e)	4,975,000	5,122,784
4.63%, 04/01/2029(e)	2,001,000	2,122,340
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	9,444,000	10,036,092
6.88%, 01/15/2029	3,763,000	4,120,109
Western Midstream Operating LP
3.60%, 02/01/2025	2,214,000	2,238,409
1.85% - 3M US L, 01/13/2023(a)	2,630,000	2,617,222
Total Pipeline		88,853,330

Power Generation (1.34%)
Alexander Funding Trust
1.84%, 11/15/2023(e)	6,118,000	6,095,344
NRG Energy, Inc.
2.00%, 12/02/2025(e)	4,530,000	4,453,721
2.45%, 12/02/2027(e)	5,455,000	5,240,025
Vistra Operations Co. LLC
5.50%, 09/01/2026(e)	8,626,000	8,809,690
Total Power Generation		24,598,780
Property & Casualty Insurance (0.34%)
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	4,465,000	4,217,512
Fairfax US, Inc.
4.88%, 08/13/2024(e)	2,000,000	2,103,512
Total Property & Casualty Insurance		6,321,024

	Principal Amount	Value (Note 2)
Publishing & Broadcasting (0.52%)
Nexstar Media, Inc.
4.75%, 11/01/2028(e)	$8,000,000	$7,918,560
Scripps Escrow II, Inc.
3.88%, 01/15/2029(e)	1,988,000	1,900,389
Total Publishing & Broadcasting		9,818,949

Railroad (0.20%)
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/2028	3,304,000	3,680,942

Real Estate (0.61%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(e)	2,000,000	2,115,010
Howard Hughes Corp.
4.13%, 02/01/2029(e)	3,623,000	3,488,224
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
4.63%, 06/15/2025(e)	5,500,000	5,756,630
Total Real Estate		11,359,864

Refining & Marketing (0.65%)
HollyFrontier Corp.
4.50%, 10/01/2030	6,254,000	6,576,927
5.88%, 04/01/2026	3,177,000	3,491,487
Valero Energy Corp.
3.65%, 12/01/2051	1,985,000	1,851,818
Total Refining & Marketing		11,920,232

Restaurants (0.42%)
Yum! Brands, Inc.
7.75%, 04/01/2025(e)	7,437,000	7,800,186

Retail - Consumer Discretionary (0.24%)
Dick's Sporting Goods, Inc.
4.10%, 01/15/2052	4,672,000	4,426,778

Semiconductors (0.47%)
Microchip Technology, Inc.
0.97%, 02/15/2024	3,985,000	3,904,547
Renesas Electronics Corp.
2.17%, 11/25/2026(e)	5,000,000	4,883,994
Total Semiconductors		8,788,541

Software & Services (1.16%)
Black Knight InfoServ LLC
3.63%, 09/01/2028(e)	4,931,000	4,738,642
CoStar Group, Inc.
2.80%, 07/15/2030(e)	10,000,000	9,722,371

	Principal Amount	Value (Note 2)
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029(e)	$1,988,000	$1,856,951
4.75%, 07/15/2031(e)	3,976,000	3,704,459
Roper Technologies, Inc.
0.45%, 08/15/2022	1,635,000	1,632,665
Total Software & Services		21,655,088

Supermarkets & Pharmacies (0.32%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 01/15/2027(e)	2,990,000	3,064,586
Kroger Co.
2.65%, 10/15/2026	2,860,000	2,912,865
Total Supermarkets & Pharmacies		5,977,451

Transportation & Logistics (0.39%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	7,483,245	7,200,672

Utilities (2.35%)
Atmos Energy Corp.
3M US L + 0.38%, 03/09/2023(a)	1,993,000	1,993,143
Dominion Energy, Inc.
3.07%, 08/15/2024(d)	1,500,000	1,538,833
Edison International
Series A
5Y US TI + 4.70%(a)(f)	2,638,000	2,679,219
Exelon Corp.
3.50%, 06/01/2022	2,673,000	2,686,647
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/2052	3,970,000	3,620,403
ONE Gas, Inc.
0.85%, 03/11/2023	6,975,000	6,934,653
1.10%, 03/11/2024	11,130,000	10,942,006
Pacific Gas and Electric Co.
1.37%, 03/10/2023	3,990,000	3,950,128
1.75%, 06/16/2022	2,874,000	2,873,399
Sempra Energy
5Y US TI + 2.868%, 04/01/2052(a)	4,268,000	4,166,262
Southern California Edison Co.
1.10%, 04/01/2024	2,990,000	2,952,365
Total Utilities		44,337,058
Waste & Environment Services & Equipment (0.31%)
GFL Environmental, Inc.
5.13%, 12/15/2026(e)	5,570,000	5,760,327

	Principal Amount	Value (Note 2)
Wireless Telecommunications Services (0.84%)
AT&T, Inc.
1.70%, 03/25/2026	$1,995,000	$1,951,152
Sprint Corp.
7.88%, 09/15/2023	6,792,000	7,343,477
T-Mobile USA, Inc.
3.60%, 11/15/2060(e)	6,845,000	6,253,021
Total Wireless Telecommunications Services		15,547,650

Wireline Telecommunications Services (0.28%)
Lumen Technologies, Inc.
Series T
5.80%, 03/15/2022	4,265,000	4,280,546
NTT Finance Corp.
0.37%, 03/03/2023(e)	996,000	988,455
Total Wireline Telecommunications Services		5,269,001

TOTAL CORPORATE BONDS
(Cost $1,030,083,322)		1,017,374,986

GOVERNMENT BONDS (27.73%)

U.S. Treasury Bonds (27.73%)
United States Treasury Bonds
1.25%, 08/15/2031	29,604,000	28,255,630
1.38%, 11/15/2031	67,308,000	64,862,826
1.50%, 01/31/2027	18,640,000	18,543,888
1.88%, 11/15/2051	61,938,000	58,744,322
2.00%, 11/15/2041	58,779,000	57,153,393
United States Treasury Notes
0.38%, 10/31/2023	50,887,000	50,247,931
0.63%, 07/31/2026	38,568,000	36,957,485
0.75%, 12/31/2023	33,350,000	33,092,058
0.75%, 08/31/2026	51,299,000	49,393,322
1.00%, 12/15/2024	18,080,000	17,897,788
1.13%, 01/15/2025	18,720,000	18,583,988
1.25%, 12/31/2026	63,837,000	62,759,751
1.25%, 09/30/2028	21,910,000	21,226,168
Total U.S. Treasury Bonds		517,718,550

TOTAL GOVERNMENT BONDS
(Cost $526,712,114)		517,718,550

	Shares	Value (Note 2)
PREFERRED STOCK (1.04%)

Consumer Discretionary (0.52%)
Retail - Consumer Discretionary (0.52%)
Qurate Retail, Inc.	100,900	9,700,526

Total Consumer Discretionary		9,700,526

Financials (0.52%)
Banks (0.52%)
Bank of Hawaii, Series A(g)	329,900	7,792,238

	Shares	Value (Note 2)
First Republic Bank	86,350	$1,904,018
		9,696,256

Total Financials		9,696,256

TOTAL PREFERRED STOCK
(Cost $20,403,879)		19,396,782

7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.49%)

Money Market Fund (0.49%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.03%	9,087,962	9,087,962

TOTAL SHORT TERM INVESTMENTS
(Cost $9,087,962)		9,087,962

Value (Note 2)
TOTAL INVESTMENTS (97.66%)
(Cost $1,850,031,679)	$1,823,102,600

Other Assets In Excess Of Liabilities (2.34%)	43,660,377

NET ASSETS (100.00%)	$1,866,762,977

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
TI – Treasury Index

Reference Rates:
1M US L - 1 Month LIBOR as of January 31, 2022 was 0.11%
3M US L - 3 Month LIBOR as of January 31, 2022 was 0.32%
1D US SOFR - 1 Day SOFR as of January 31, 2022 was 0.05%
1Y US TI - 1 Year US Treasury Index as of January 31, 2022 was 0.78%
5Y US TI - 5 Year US Treasury Index as of January 31, 2022 was 1.62%
7Y US TI - 7 Year US Treasury Index as of January 31, 2022 was 1.75%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.

(b)	Issued with zero coupon.
(c)	Interest only security.

(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of January 31, 2022.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, the aggregate market value of those securities was $378,892,840, representing 20.30% of net assets.
(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Non-Income Producing Security.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Credit Opportunities Fund

STATEMENT OF INVESTMENTS

January 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (1.82%)

Energy (0.78%)
Oil & Gas (0.78%)
Cheniere Energy Partners LP	16,500	$812,460
Energy Transfer LP	81,450	779,477
Western Midstream Partners LP	35,200	839,167
		2,431,104

Total Energy		2,431,104

Financials (0.47%)
Financial Services (0.47%)
OneMain Holdings, Inc.	28,550	1,474,893

Total Financials		1,474,893

Real Estate (0.26%)
Real Estate (0.26%)
VICI Properties, Inc.	28,080	803,650

Total Real Estate		803,650

Utilities (0.31%)
Utilities (0.31%)
Vistra Corp.	44,420	968,800

Total Utilities		968,800

TOTAL COMMON STOCKS
(Cost $5,381,066)		5,678,447

	Shares	(Note 2)
EXCHANGE TRADED FUNDS (3.69%)

	Shares	Value (Note 2)
Invesco Senior Loan ETF	523,957	$11,516,575

TOTAL EXCHANGE TRADED FUNDS
(Cost $11,577,313)		11,516,575

	Principal Amount	Value (Note 2)
BANK LOAN (0.32%)

Publishing & Broadcasting (0.32%)
Nexstar Media, Inc.
09/19/2026(a)	1,000,000	998,125

TOTAL BANK LOAN
(Cost $1,000,000)		998,125

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.30%)

Fannie Mae
Series 2002-71, Class AP,
5.000%, 11/25/2032	$20,928	$22,271
Series 2010-135, Class EA,
3.000%, 01/25/2040	836	835
		23,106
Freddie Mac
Series 2002-2455, Class GK,
6.500%, 05/15/2032	19,446	21,639
Series 2002-2505, Class D,
5.500%, 09/15/2032	45,560	50,939
Series 2005-2990, Class GO,
–%, 02/15/2035(b)	43,183	39,078
Series 2010-3753, Class PG,
2.500%, 09/15/2039	34,079	34,203
Series 2011-3907, Class KG,
2.500%, 04/15/2040	25,556	25,718

	Principal Amount	Value (Note 2)
Series 2013-4285, Class JC,
3.000%, 12/15/2041	$25,358	$25,558
		197,135
Ginnie Mae
Series 2009-93, Class HG,
4.000%, 09/16/2039	22,552	23,521
Series 2010-116, Class GW,
3.000%, 12/20/2039	32,966	33,115
Series 2011-H05, Class FB,
1M US L + 0.50%, 12/20/2060(a)	32,838	32,928
Series 2011-H14, Class FC,
1M US L + 0.50%, 05/20/2061(a)	68,816	68,981
Series 2012-H20, Class BA,
1M US L + 0.56%, 09/20/2062(a)	49,143	49,277
Series 2012-H29, Class SA,
1M US L + 0.515%, 10/20/2062(a)	57,028	57,231
Series 2013-H07, Class GA,
1M US L + 0.47%, 03/20/2063(a)	47,860	47,927
Series 2013-H10, Class FA,
1M US L + 0.40%, 03/20/2063(a)	24,537	24,545
Series 2013-H22, Class FT,
1Y US TI + 0.65%, 04/20/2063(a)	33,636	33,522
Series 2013-H23, Class FA,
1M US L + 1.30%, 09/20/2063(a)	40,012	40,487
Series 2014-H03, Class FA,
1M US L + 0.60%, 01/20/2064(a)	26,316	26,405
Series 2015-H29, Class FL,
1M US L + 0.60%, 11/20/2065(a)	68,213	68,693

	Principal Amount	Value (Note 2)
Series 2016-H09, Class FA,
1M US L + 0.65%, 03/20/2066(a)	$53,181	$53,627
Series 2018-H07, Class FE,
1M US L + 0.35%, 02/20/2068(a)	91,774	91,718
Series 2020-H09, Class NF,
1M US L + 1.25%, 04/20/2070(a)	72,764	74,783
		726,760

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $926,023)		947,001

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (0.73%)

Fannie Mae Pool
Series 1998-,
6.500%, 08/01/2028	40,912	44,991
7.500%, 08/01/2028	28,643	28,937
8.500%, 06/01/2027	26,914	27,328
Series 1999-,
6.000%, 04/01/2029	42,133	46,210
8.000%, 04/01/2029	28,499	28,781
Series 2001-,
7.000%, 06/01/2031	30,041	30,841
Series 2002-,
6.000%, 12/01/2032	45,669	49,870
Series 2003-,
4.500%, 09/01/2028	66,634	68,708
4.750%, 09/01/2033	45,097	48,633
5.500%, 10/01/2033	32,742	34,623
5.500%, 12/01/2033	41,859	45,780
Series 2005-,
4.500%, 05/01/2035	21,197	22,108
Series 2006-,
4.500%, 01/01/2036	31,705	32,652

	Principal Amount	Value (Note 2)
Series 2007-,
5.500%, 07/01/2037	$22,036	$23,549
6.000%, 07/01/2037	39,610	42,290
6.000%, 09/01/2037	47,466	52,451
6.500%, 11/01/2037	46,966	51,638
Series 2008-,
5.000%, 06/01/2037	53,977	58,311
5.500%, 04/01/2038	24,013	25,902
5.500%, 08/01/2038	30,553	33,054
6.500%, 07/01/2038	48,231	53,026
Series 2009-,
5.000%, 04/01/2039	55,808	59,627
Series 2010-,
4.000%, 05/01/2040	7,631	7,866
5.500%, 02/01/2038	53,719	59,146
Series 2015-,
5.000%, 07/01/2044	27,050	30,186
Series 2016-,
3.500%, 06/01/2046	53,278	54,965
		1,061,473
Freddie Mac Gold Pool
Series 2004-,
5.500%, 01/01/2034	31,067	32,247
Series 2006-,
4.500%, 01/01/2036	15,047	16,222
5.500%, 12/01/2034	34,450	37,382
5.500%, 08/01/2036	20,836	21,978
6.000%, 05/01/2036	60,004	65,888
Series 2007-,
5.500%, 10/01/2037	10,627	11,592
Series 2008-,
4.500%, 05/01/2038	63,525	65,478
6.000%, 08/01/2038	40,946	46,991
Series 2010-,
6.000%, 04/01/2040	55,448	61,167
Series 2014-,
3.500%, 10/01/2044	52,443	54,056

	Principal Amount	Value (Note 2)
Series 2015-,
4.000%, 03/01/2044	$41,862	$45,257
		458,258
Freddie Mac Pool
Series 2018-,
4.500%, 01/01/2036	86,154	93,381
		93,381
Ginnie Mae I Pool
Series 2003-,
5.500%, 10/15/2033	73,593	84,435
Series 2010-,
5.000%, 05/15/2040	42,857	47,833
		132,268
Ginnie Mae II Pool
Series 2009-,
6.000%, 11/20/2039	37,052	42,500
Series 2011-,
4.000%, 02/20/2041	38,138	40,136
4.000%, 05/20/2041	36,708	38,641
4.000%, 10/20/2041	17,903	18,840
Series 2012-,
3.500%, 05/20/2042	82,033	86,810
Series 2013-,
5.500%, 11/20/2035	102,672	114,703
Series 2014-,
3.750%, 04/20/2044	81,015	87,688
4.000%, 05/20/2044	70,819	74,205
Series 2016-,
3.500%, 09/20/2046	39,860	40,227
		543,750

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,290,569)		2,289,130

CORPORATE BONDS (86.71%)

	Principal Amount	Value (Note 2)
Advertising & Marketing (1.24%)
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25%, 01/15/2029(c)	$900,000	$848,484
5.00%, 08/15/2027(c)	3,052,000	3,034,359
Total Advertising & Marketing		3,882,843

Aerospace & Defense (2.19%)
Boeing Co.
2.20%, 02/04/2026	3,850,000	3,787,061
TransDigm, Inc.
6.25%, 03/15/2026(c)	2,956,000	3,055,026
Total Aerospace & Defense		6,842,087

Airlines (3.22%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(c)	691,209	755,219
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(c)	2,147,273	2,367,049
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(c)	1,418,820	1,487,525
Delta Air Lines, Inc.
7.00%, 05/01/2025(c)	2,500,000	2,802,820
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	2,450,198	2,640,055
Total Airlines		10,052,668

Apparel & Textile Products (0.46%)
Kontoor Brands, Inc.
4.13%, 11/15/2029(c)	1,500,000	1,440,525

Automobiles Manufacturing (2.67%)
Ford Motor Co.
5.29%, 12/08/2046	1,675,000	1,840,775
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	450,000	453,148

	Principal Amount	Value (Note 2)
Nissan Motor Co., Ltd.
4.35%, 09/17/2027(c)	$1,400,000	$1,481,341
4.81%, 09/17/2030(c)	4,200,000	4,553,954
Total Automobiles Manufacturing		8,329,218

Banks (3.25%)
PNC Financial Services Group, Inc.
Series O
3M US L + 3.678%(a)(d)	3,802,000	3,828,913
Synovus Bank/Columbus GA
5Y US TI + 3.63%, 10/29/2030(a)	1,774,000	1,844,965
UniCredit SpA
1Y US TI + 1.20%, 06/03/2027(a)(c)	1,589,000	1,511,905
5Y US TI + 4.75%, 06/30/2035(a)(c)	2,850,000	2,978,384
Total Banks		10,164,167

Cable & Satellite (1.55%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031(c)	1,000,000	955,740
4.25%, 01/15/2034(c)	2,600,000	2,410,200
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	1,689,000	1,456,804
Total Cable & Satellite		4,822,744

Casinos & Gaming (3.53%)
Boyd Gaming Corp.
4.75%, 12/01/2027	3,750,000	3,740,044
8.63%, 06/01/2025(c)	288,000	305,873
International Game Technology PLC
4.13%, 04/15/2026(c)	1,000,000	1,004,020
MGM Resorts International
4.75%, 10/15/2028	2,150,000	2,135,853
Penn National Gaming, Inc.
5.63%, 01/15/2027(c)	1,574,000	1,609,509
Station Casinos LLC
4.50%, 02/15/2028(c)	2,266,000	2,204,773

	Principal Amount	Value (Note 2)
Total Casinos & Gaming		11,000,072

Chemicals (0.55%)
Avient Corp.
5.75%, 05/15/2025(c)	$57,000	$58,826
Kraton Polymers LLC / Kraton Polymers Capital Corp.
4.25%, 12/15/2025(c)	1,600,000	1,649,000
Total Chemicals		1,707,826

Commercial Finance (4.32%)
AerCap Holdings NV
5Y US TI + 4.535%, 10/10/2079(a)	2,519,000	2,559,203
Air Lease Corp.
Series C
5Y US TI + 3.149%(a)(d)	3,000,000	2,928,750
Antares Holdings LP
2.75%, 01/15/2027(c)	500,000	478,698
3.95%, 07/15/2026(c)	2,500,000	2,531,609
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027(c)	1,500,000	1,424,038
2.75%, 02/21/2028(c)	1,625,000	1,555,779
VistaJet Malta Finance PLC / XO Management Holding, Inc.
6.38%, 02/01/2030(c)	2,000,000	1,990,619
Total Commercial Finance		13,468,696

Consumer Finance (3.40%)
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029(c)	1,500,000	1,431,150
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.75%, 06/15/2029(c)	1,500,000	1,470,270
LD Holdings Group LLC
6.50%, 11/01/2025(c)	4,075,000	3,877,037
OneMain Finance Corp.
8.88%, 06/01/2025	3,625,000	3,851,853
Total Consumer Finance		10,630,310

	Principal Amount	Value (Note 2)
Consumer Services (3.25%)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/2028(c)	$3,600,000	$3,456,353
GXO Logistics, Inc.
1.65%, 07/15/2026(c)	3,000,000	2,885,400
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(c)	2,250,000	2,281,984
ZipRecruiter, Inc.
5.00%, 01/15/2030(c)	1,500,000	1,486,170
Total Consumer Services		10,109,907

Containers & Packaging (1.63%)
Canpack SA / Canpack US LLC
3.88%, 11/15/2029(c)	3,800,000	3,645,820
OI European Group BV
4.75%, 02/15/2030(c)	1,500,000	1,459,208
Total Containers & Packaging		5,105,028

Department Stores (1.48%)
NMG Holding Co. Inc / Neiman Marcus Group LLC
7.13%, 04/01/2026(c)	2,900,000	2,992,205
Nordstrom, Inc.
4.25%, 08/01/2031	1,802,000	1,669,265
Total Department Stores		4,661,470

Diversified Banks (2.79%)
Banco Santander SA
1Y US TI + 1.60%, 11/22/2032(a)	2,000,000	1,921,084
Bank of America Corp.
5Y US TI + 1.20%, 09/21/2036(a)	4,628,000	4,300,329
Citigroup, Inc.
4.30%, 11/20/2026	2,250,000	2,435,502
Total Diversified Banks		8,656,915

	Principal Amount	Value (Note 2)
Entertainment Resources (0.25%)
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.50%, 05/01/2025(c)	$763,000	$786,836

Exploration & Production (2.00%)
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029(c)	3,050,000	3,116,032
6.25%, 11/01/2028(c)	501,000	520,557
Murphy Oil Corp.
6.38%, 07/15/2028	1,000,000	1,035,890
Range Resources Corp.
8.25%, 01/15/2029	1,400,000	1,548,834
Total Exploration & Production		6,221,313

Financial Services (7.18%)
Coinbase Global, Inc.
3.63%, 10/01/2031(c)	1,700,000	1,484,262
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032(c)	1,500,000	1,483,523
Credit Suisse Group AG
1D US SOFR + 1.73%, 05/14/2032(a)(c)	3,250,000	3,159,998
5Y US TI + 3.55%(a)(c)(d)	1,275,000	1,180,969
5Y US TI + 4.82%(a)(c)(d)	3,200,000	3,348,000
Golub Capital BDC, Inc.
2.50%, 08/24/2026	3,750,000	3,616,288
3.38%, 04/15/2024	950,000	965,696
Morgan Stanley
1D US SOFR + 1.36%, 09/16/2036(a)	2,313,000	2,151,429
OWL Rock Core Income Corp.
3.13%, 09/23/2026(c)	5,285,000	5,027,317
Total Financial Services		22,417,482

	Principal Amount	Value (Note 2)
Forest & Paper Products Manufacturing (0.65%)
Resolute Forest Products, Inc.
4.88%, 03/01/2026(c)	$2,050,000	$2,030,464

Funds & Trusts (1.79%)
Blackstone Private Credit Fund
1.75%, 09/15/2024(c)	3,000,000	2,918,616
2.63%, 12/15/2026(c)	2,785,000	2,644,850
Total Funds & Trusts		5,563,466

Hardware (1.03%)
Dell, Inc.
5.40%, 09/10/2040	2,050,000	2,201,700
NCR Corp.
5.13%, 04/15/2029(c)	1,000,000	999,530
Total Hardware		3,201,230

Homebuilders (2.44%)
Forestar Group, Inc.
3.85%, 05/15/2026(c)	4,103,000	4,026,191
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 02/15/2028(c)	125,000	123,222
4.75%, 04/01/2029(c)	1,375,000	1,352,440
Tri Pointe Homes, Inc.
5.70%, 06/15/2028	2,000,000	2,124,440
Total Homebuilders		7,626,293

Industrial Other (0.71%)
Dycom Industries, Inc.
4.50%, 04/15/2029(c)	2,250,000	2,207,059

Internet Media (0.34%)
Uber Technologies, Inc.
8.00%, 11/01/2026(c)	1,000,000	1,061,580

Leisure Products Manufacturing (0.72%)
Vista Outdoor, Inc.
4.50%, 03/15/2029(c)	2,315,000	2,250,238

	Principal Amount	Value (Note 2)
Medical Equipment & Devices Manufacturing (0.32%)
Embecta Corp.
5.00%, 02/15/2030(c)	$1,000,000	$1,002,990

Metals & Mining (1.58%)
SunCoke Energy, Inc.
4.88%, 06/30/2029(c)	3,000,000	2,927,655
TMS International Corp.
6.25%, 04/15/2029(c)	500,000	483,075
United States Steel Corp.
6.88%, 03/01/2029	1,500,000	1,517,220
Total Metals & Mining		4,927,950

Pharmaceuticals (2.95%)
Bausch Health Cos., Inc.
6.13%, 04/15/2025(c)	7,019,000	7,158,503
Organon & Co. / Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031(c)	2,030,000	2,033,522
Total Pharmaceuticals		9,192,025

Pipeline (5.23%)
Buckeye Partners LP
4.13%, 12/01/2027	336,000	329,650
4.50%, 03/01/2028(c)	3,448,000	3,363,299
5.60%, 10/15/2044	660,000	601,087
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(c)	3,071,000	2,987,589
4.32%, 12/30/2039(c)	1,733,000	1,699,134
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 01/15/2027	2,950,000	2,974,161
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(c)	275,000	283,169
4.63%, 04/01/2029(c)	934,000	990,637
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	755,000	802,335
6.88%, 01/15/2029	1,014,000	1,110,229

	Principal Amount	Value (Note 2)
Western Midstream Operating LP
3.60%, 02/01/2025	$162,000	$163,786
1.85% - 3M US L, 01/13/2023(a)	1,036,000	1,030,967
Total Pipeline		16,336,043

Power Generation (0.87%)
Alexander Funding Trust
1.84%, 11/15/2023(c)	1,374,000	1,368,912
Vistra Operations Co. LLC
5.50%, 09/01/2026(c)	1,325,000	1,353,216
Total Power Generation		2,722,128

Publishing & Broadcasting (4.05%)
Gray Escrow II, Inc.
5.38%, 11/15/2031(c)	2,000,000	1,975,600
Gray Television, Inc.
4.75%, 10/15/2030(c)	2,000,000	1,921,200
Nexstar Media, Inc.
4.75%, 11/01/2028(c)	1,450,000	1,435,239
5.63%, 07/15/2027(c)	2,000,000	2,052,910
Scripps Escrow II, Inc.
5.38%, 01/15/2031(c)	5,300,000	5,251,321
Total Publishing & Broadcasting		12,636,270

Railroad (1.07%)
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/2028	3,000,000	3,342,260

Real Estate (6.23%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(c)	2,975,000	3,146,077
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	1,000,000	967,595
5.30%, 01/15/2029	2,600,000	2,864,251
Howard Hughes Corp.
4.13%, 02/01/2029(c)	1,392,000	1,340,218
4.38%, 02/01/2031(c)	160,000	152,469

	Principal Amount	Value (Note 2)
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	$3,184,000	$3,133,215
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
4.63%, 06/15/2025(c)	200,000	209,332
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.25%, 04/15/2030(c)	3,000,000	2,877,930
5.75%, 01/15/2029(c)	3,900,000	3,838,263
9.38%, 04/01/2027	850,000	920,720
Total Real Estate		19,450,070

Refining & Marketing (0.39%)
HollyFrontier Corp.
4.50%, 10/01/2030	956,000	1,005,363
5.88%, 04/01/2026	205,000	225,293
Total Refining & Marketing		1,230,656

Retail - Consumer Discretionary (2.33%)
Carvana Co.
5.50%, 04/15/2027(c)	2,090,000	1,951,015
Gap, Inc.
3.63%, 10/01/2029(c)	2,500,000	2,329,537
Hertz Corp.
5.00%, 12/01/2029(c)	1,750,000	1,688,006
Victoria's Secret & Co.
4.63%, 07/15/2029(c)	1,325,000	1,278,864
Total Retail - Consumer Discretionary		7,247,422

Retail - Consumer Staples (0.37%)
United Natural Foods, Inc.
6.75%, 10/15/2028(c)	1,100,000	1,168,756

Software & Services (2.93%)
HealthEquity, Inc.
4.50%, 10/01/2029(c)	1,750,000	1,712,813
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029(c)	3,500,000	3,269,280
4.75%, 07/15/2031(c)	1,000,000	931,705

	Principal Amount	Value (Note 2)
Playtika Holding Corp.
4.25%, 03/15/2029(c)	$3,400,000	$3,256,231
Total Software & Services		9,170,029

Supermarkets & Pharmacies (0.92%)
Arko Corp.
5.13%, 11/15/2029(c)	3,000,000	2,857,845

Transportation & Logistics (0.36%)
Meritor, Inc.
4.50%, 12/15/2028(c)	1,150,000	1,121,296

Utilities (1.84%)
Edison International
Series A
5Y US TI + 4.70%(a)(d)	477,000	484,453
Sempra Energy
5Y US TI + 2.868%, 04/01/2052(a)	3,325,000	3,245,741
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031(c)	2,037,000	2,009,154
Total Utilities		5,739,348

Waste & Environment Services & Equipment (1.42%)
GFL Environmental, Inc.
4.00%, 08/01/2028(c)	4,300,000	4,012,760
5.13%, 12/15/2026(c)	399,000	412,634
Total Waste & Environment Services & Equipment		4,425,394

Wireless Telecommunications Services (0.74%)
T-Mobile USA, Inc.
3.60%, 11/15/2060(c)	2,555,000	2,334,034

	Principal Amount	Value (Note 2)
Wireline Telecommunications Services (0.47%)
Consolidated Communications, Inc.
5.00%, 10/01/2028(c)	$1,500,000	$1,455,698

TOTAL CORPORATE BONDS
(Cost $277,348,817)		270,600,651

	Shares	Value (Note 2)
PREFERRED STOCK (3.78%)

Consumer Discretionary (2.03%)
Retail - Consumer Discretionary (2.03%)
Qurate Retail, Inc.	65,800	6,326,012

Total Consumer Discretionary		6,326,012

Financials (1.75%)
Banks (1.00%)
Bank of Hawaii, Series A(e)	102,021	2,409,736
First Republic Bank	33,000	727,650
		3,137,386

Financial Services (0.75%)
Morgan Stanley	100,000	2,334,000

Total Financials		5,471,386

TOTAL PREFERRED STOCK
(Cost $12,737,676)		11,797,398

SHORT TERM INVESTMENTS (1.84%)

	7-Day Yield	Shares	Value (Note 2)
Money Market Fund (1.84%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.03%	5,728,461	$5,728,461

TOTAL SHORT TERM INVESTMENTS
(Cost $5,728,461)			5,728,461

TOTAL INVESTMENTS (99.19%)
(Cost $316,989,925)			$309,555,788

Other Assets In Excess Of Liabilities (0.81%)			2,538,841

NET ASSETS (100.00%)			$312,094,629

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

TI – Treasury Index

Reference Rates:

1M US L - 1 Month LIBOR as of January 31, 2022 was 0.11%

3M US L - 3 Month LIBOR as of January 31, 2022 was 0.32%

1D US SOFR - 1 Day SOFR as of January 31, 2022 was 0.05%

1Y US TI -  1 Year US Treasury Index as of January 31, 2022 was 0.78%

5Y US TI -  5 Year US Treasury Index as of January 31, 2022 was 1.62%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, the aggregate market value of those securities was $190,844,444, representing 61.15% of net assets.

(d)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Non-Income Producing Security.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Balanced Opportunity Fund

STATEMENT OF INVESTMENTS

January 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (68.81%)
Communications (3.68%)
Media (3.68%)
Alphabet, Inc., Class A(a)	340	$920,064
Walt Disney Co.(a)	2,779	397,314
		1,317,378

Total Communications		1,317,378

Consumer Discretionary (8.98%)
Consumer Discretionary Products (2.02%)
Bayerische Motoren Werke AG, ADR	4,675	163,835
Brunswick Corp.	1,737	157,702
Lennar Corp., Class A	2,836	272,568
YETI Holdings, Inc.(a)	1,948	127,750
		721,855

Consumer Discretionary Services (2.89%)
Carnival Corp.(a)	7,300	144,613
Domino's Pizza, Inc.	375	170,494
Marriott International, Inc., Class A(a)	1,584	255,214
McDonald's Corp.	1,797	466,231
		1,036,552

Retail & Whsle - Discretionary (4.07%)
Amazon.com, Inc.(a)	184	550,430
Lowe's Cos., Inc.	2,191	520,034
O'Reilly Automotive, Inc.(a)	595	387,791
		1,458,255

Total Consumer Discretionary		3,216,662

Consumer Staples (6.04%)
Consumer Staple Products (1.69%)
Coca-Cola Co.	5,890	359,349
Estee Lauder Cos., Inc., Class A	792	246,938
		606,287

Retail & Wholesale - Staples (4.35%)
Costco Wholesale Corp.	970	489,976
ITOCHU Corp., ADR	3,532	226,631
Target Corp.	1,616	356,215
Walmart, Inc.	3,495	488,636
		1,561,458

Total Consumer Staples		2,167,745
	Shares	Value (Note 2)
Energy (4.94%)
Oil & Gas (4.94%)
Baker Hughes Co.	10,605	$291,001
ConocoPhillips	10,760	953,551
Enbridge, Inc.	12,482	527,614
		1,772,166

Total Energy		1,772,166

Financials (9.46%)
Banking (4.15%)
JPMorgan Chase & Co.	6,450	958,470
Wells Fargo & Co.	9,800	527,240
		1,485,710

Financial Services (4.15%)
Ally Financial, Inc.	7,265	346,686
Ares Management Corp., Class A	3,885	309,712
Intercontinental Exchange, Inc.	3,078	389,859
LPL Financial Holdings, Inc.	2,555	440,278
		1,486,535

Insurance (1.16%)
Prudential Financial, Inc.	3,720	415,040

Total Financials		3,387,285

Health Care (9.00%)
Health Care (9.00%)
Danaher Corp.	1,447	413,538
HCA Healthcare, Inc.	1,590	381,680
IQVIA Holdings, Inc.(a)	1,190	291,431
Pfizer, Inc.	7,530	396,756
Thermo Fisher Scientific, Inc.	815	473,760
UnitedHealth Group, Inc.	1,889	892,684
Zoetis, Inc.	1,872	374,007
		3,223,856

Total Health Care		3,223,856

Industrials (8.25%)
Industrial Products (5.13%)
Boeing Co.(a)	757	151,582
Caterpillar, Inc.	2,119	427,106
Deere & Co.	955	359,462
ITT, Inc.	3,246	298,372
Middleby Corp.(a)	1,032	191,126
TE Connectivity, Ltd.	2,890	413,299
		1,840,947

Industrial Services (3.12%)
Norfolk Southern Corp.	1,467	399,010
Old Dominion Freight Line, Inc.	780	235,505
Southwest Airlines Co.(a)	4,409	197,347

	Shares	Value (Note 2)
Waste Management, Inc.	1,895	$285,084
		1,116,946

Total Industrials		2,957,893

Materials (3.14%)
Materials (3.14%)
Anglo American PLC, ADR	8,125	179,400
Freeport-McMoRan, Inc.	7,595	282,686
Linde PLC	1,190	379,229
LyondellBasell Industries NV, Class A	2,920	282,452
		1,123,767

Total Materials		1,123,767

Real Estate (1.26%)
Real Estate (1.26%)
Equity LifeStyle Properties, Inc.	5,751	450,246

Total Real Estate		450,246

Technology (14.06%)
Software & Tech Services (5.70%)
Mastercard, Inc., Class A	1,106	427,336
Microsoft Corp.	3,144	977,721
SPS Commerce, Inc.(a)	1,435	177,725
Synopsys, Inc.(a)	778	241,569
Tyler Technologies, Inc.(a)	470	222,686
		2,047,037

Tech Hardware & Semiconductors (8.36%)
Advanced Micro Devices, Inc.(a)	2,654	303,220
Apple, Inc.	6,417	1,121,563
Lam Research Corp.	597	352,182
Motorola Solutions, Inc.	1,235	286,446
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,986	488,803
Texas Instruments, Inc.	2,473	443,879
		2,996,093

Total Technology		5,043,130

TOTAL COMMON STOCKS
(Cost $21,086,806)		24,660,128

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (3.92%)
Fannie Mae
Series 1992-169, Class L,
7.000%, 09/25/2022	$4,347	$4,399
	Principal Amount	Value (Note 2)
Series 1997-10, Class FA,
1M US L + 0.60%, 03/18/2027(b)	$9,165	$9,205
Series 1997-42, Class PK,
4.500%, 07/18/2027	9,421	9,876
Series 1999-52, Class NF,
1M US L + 1.15%, 10/25/2023(b)	5,481	5,516
Series 2002-21, Class FD,
1M US L + 0.90%, 04/25/2032(b)	12,757	12,902
Series 2002-22, Class GC,
6.500%, 04/25/2032	9,123	10,468
Series 2002-58, Class FG,
1M US L + 1.00%, 08/25/2032(b)	8,036	8,101
Series 2002-58, Class PG,
6.000%, 09/25/2032	22,908	26,069
Series 2003-117, Class KB,
6.000%, 12/25/2033	19,655	22,358
Series 2003-87, Class SL,
9.10% - 1M US L, 07/25/2033(b)	46,396	51,369
Series 2004-60, Class JC,
5.500%, 04/25/2034	18,247	19,816
Series 2005-27, Class GH,
5.500%, 04/25/2035	90,000	102,620
Series 2007-104, Class ZE,
6.000%, 08/25/2037	19,874	22,515
Series 2007-22, Class A,
5.500%, 03/25/2037	10,104	11,386
Series 2007-55, Class PH,
6.000%, 06/25/2047	33,870	39,379
Series 2007-76, Class ZG,
6.000%, 08/25/2037	35,231	40,153
Series 2008-1, Class LF,
1M US L + 0.70%, 05/25/2037(b)	22,110	22,452
Series 2008-22, Class DB,
5.000%, 04/25/2048	17,659	19,803
Series 2009-12, Class LC,
8.970%, 06/25/2037(b)	17,685	21,975
Series 2009-51, Class BZ,
4.500%, 07/25/2039	21,462	23,243
Series 2010-61, Class WA,
6.010%, 06/25/2040(b)	20,404	22,936
Series 2010-98, Class BH,
5.500%, 09/25/2040	35,689	39,928
Series 2012-153, Class B,
7.000%, 07/25/2042	9,044	10,680
Series 2012-30, Class EH,
2.000%, 04/25/2022	1,249	1,250
Series 2012-64, Class NA,
3.000%, 08/25/2041	5,083	5,111
Series 2013-18, Class MY,
3.000%, 03/25/2033	15,000	15,536

	Principal Amount	Value (Note 2)
Series 2013-61, Class NY,
3.000%, 06/25/2033	$35,000	$36,738
Series 2013-9, Class AE,
1.750%, 03/25/2039	15,570	15,617
Series 2014-21, Class MA,
2.000%, 09/25/2041	15,225	15,380
		646,781
Freddie Mac
Series 1996-1843, Class Z,
7.000%, 04/15/2026	7,110	7,426
Series 1999-2123, Class L,
6.500%, 01/15/2029	29,260	32,268
Series 2002-2538, Class FB,
1M US L + 0.40%, 12/15/2032(b)	6,817	6,834
Series 2003-2626, Class FQ,
1M US L + 1.00%, 06/15/2023(b)	4,082	4,089
Series 2003-2696, Class DG,
5.500%, 10/15/2033	12,021	12,948
Series 2005-2977, Class AT,
4.500%, 05/15/2025	11,369	11,718
Series 2005-2990, Class LB,
16.94569% - 1M US L, 06/15/2034(b)	5,817	6,386
Series 2005-2993, Class TF,
1M US L + 0.35%, 06/15/2025(b)	5,806	5,800
Series 2006-3174, Class LF,
1M US L + 0.35%, 05/15/2036(b)	12,625	12,678
Series 2006-3239, Class EF,
1M US L + 0.35%, 11/15/2036(b)	10,938	11,014
Series 2007-3298, Class Z,
6.000%, 04/15/2037	35,098	39,998
Series 2008-3409, Class DB,
6.000%, 01/15/2038	16,613	18,991
Series 2009-3572, Class KT,
4.500%, 09/15/2039	17,129	18,260
Series 2010-3645, Class WD,
4.500%, 02/15/2040	26,000	26,968
Series 2010-3699, Class LC,
4.000%, 03/15/2040	15,096	15,938
Series 2010-3721, Class FB,
1M US L + 0.50%, 09/15/2040(b)	13,043	13,207
Series 2010-3759, Class PY,
4.000%, 11/15/2040	25,000	26,539
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	31,135	33,200
Series 2011-3954, Class PG,
2.500%, 07/15/2041	30,541	30,933
Series 2012-3987, Class LP,
3.500%, 01/15/2042	26,000	27,681

	Principal Amount	Value (Note 2)
Series 2012-4032, Class AD,
2.000%, 10/15/2041	$16,607	$16,653
Series 2012-4043, Class PB,
1.500%, 05/15/2027	15,539	15,495
Series 2012-4064, Class TL,
4.000%, 03/15/2042	2,644	2,726
Series 2013-4226, Class GZ,
3.000%, 07/15/2043	14,762	14,993
Series 2013-4251, Class KE,
2.500%, 04/15/2028	2,355	2,354
Series 2015-4498, Class JA,
2.500%, 04/15/2037	42,689	42,142
Series 2015-4526, Class PJ,
3.000%, 01/15/2042	3,166	3,179
		460,418
Ginnie Mae
Series 2003-52, Class AP,
–%, 06/16/2033(c)	16,005	15,154
Series 2004-86, Class C,
5.500%, 10/20/2034	16,000	17,737
Series 2005-91, Class PD,
5.500%, 12/20/2035	12,562	13,864
Series 2007-70, Class FC,
1M US L + 0.47%, 11/20/2037(b)	19,672	19,823
Series 2008-2, Class PC,
4.750%, 01/20/2038	8,681	9,405
Series 2008-46, Class FA,
1M US L + 0.60%, 05/20/2038(b)	8,368	8,409
Series 2008-60, Class JP,
5.500%, 07/20/2038	46,000	50,891
Series 2009-104, Class KA,
4.500%, 08/16/2039	13,093	13,420
Series 2010-151, Class KA,
3.000%, 09/16/2039	16,758	16,840
Series 2010-98, Class MG,
3.000%, 08/20/2039	5,211	5,268
Series 2011-H23, Class HA,
3.000%, 12/20/2061	6,233	6,379
Series 2012-39, Class GA,
3.000%, 10/16/2040	8,463	8,665
Series 2013-149, Class BP,
3.500%, 10/20/2043	50,000	54,167
Series 2013-98, Class DM,
3.500%, 07/20/2042	13,155	13,432
Series 2015-91, Class NE,
3.000%, 10/20/2044	7,430	7,453
Series 2019-152, Class LC,
3.500%, 10/20/2049	3,775	3,782
Series 2019-162, Class GA,
3.000%, 10/20/2049	7,862	7,911

	Principal Amount	Value (Note 2)
Series 2020-140, Class PA,
4.500%, 09/20/2050	$7,260	$7,560
Series 2020-167, Class EC,
1.000%, 02/20/2049	4,776	4,670
Series 2020-5, Class LC,
3.500%, 10/20/2049	5,846	5,895
Series 2021-76, Class ND,
1.250%, 08/20/2050	7,282	7,050
		297,775

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,415,132)		1,404,974

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.06%)
Fannie Mae-Aces
Series 2014-M9, Class A2,
3.103%, 07/25/2024(b)	21,150	21,843

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $22,024)		21,843

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (2.72%)

Fannie Mae Pool
Series 2004-,
5.500%, 08/01/2034	42,467	45,443
5.500%, 11/01/2034	41,699	44,309
Series 2005-458179,
7.679%, 06/15/2034	16,968	18,980
Series 2007-,
5.500%, 08/01/2037	33,435	35,129
1Y US TI + 2.403%, 10/01/2035(b)	24,887	24,724
Series 2008-,
5.500%, 03/01/2038	40,251	44,235
5.500%, 05/01/2038	34,507	37,953
Series 2009-9322213,
5.500%, 11/01/2039	29,086	31,209
Series 2012-AM0762,
3.290%, 09/01/2032	8,319	8,989
Series 2012-AM1671,
2.100%, 12/01/2027	32,160	32,517
Series 2013-AM4628,
3.690%, 11/01/2023	35,543	36,613
Series 2014-,
2.424%, 08/01/2022(b)	9,557	9,566
3.500%, 11/01/2033	32,833	34,657

	Principal Amount	Value (Note 2)
Series 2015-AM8645,
2.690%, 05/01/2027	$21,524	$22,097
Series 2015-AM8674,
2.810%, 04/01/2025	20,000	20,670
Series 2016-AM2857,
2.390%, 06/01/2025	19,104	19,471
Series 2017-AN6670,
3.210%, 09/01/2027	29,388	30,905
Series 2018-109741,
3.730%, 11/01/2025	49,880	51,836
Series 2018-BL0212,
3.820%, 07/01/2027	34,411	36,387
Series 2019-BL2377,
3.340%, 05/01/2031	24,735	27,063
		612,753
Freddie Mac Gold Pool
Series 2008-H02689,
6.000%, 05/01/2038	29,927	31,482
Series 2012-U50169,
3.000%, 05/01/2032	38,646	39,998
		71,480
Ginnie Mae II Pool
Series 2009-,
5.000%, 10/20/2039	11,811	12,684
5.500%, 02/20/2039	35,225	38,331
Series 2010-,
4.000%, 12/20/2040	30,479	32,073
4.500%, 04/20/2040	24,464	25,956
4.500%, 08/20/2040	33,598	35,624
Series 2011-5033,
5.000%, 04/20/2041	27,623	29,597
Series 2012-,
3.500%, 05/20/2042	46,697	48,002
4.000%, 08/20/2042	64,786	67,108
		289,375

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $978,969)		973,608

CORPORATE BONDS (15.76%)

Aerospace & Defense (0.76%)
Boeing Co.
2.20%, 02/04/2026	70,000	68,855
Teledyne Technologies, Inc.
1.60%, 04/01/2026	25,000	24,327
2.25%, 04/01/2028	57,000	55,940
2.75%, 04/01/2031	31,000	30,351
TransDigm, Inc.
6.25%, 03/15/2026(d)	28,000	28,938
8.00%, 12/15/2025(d)	60,000	62,768
Total Aerospace & Defense		271,179

	Principal Amount	Value (Note 2)
Airlines (0.59%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	$47,924	$52,362
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(d)	28,285	31,181
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(d)	5,742	6,020
Delta Air Lines, Inc.
7.00%, 05/01/2025(d)	7,000	7,848
Southwest Airlines Co.
5.25%, 05/04/2025	55,000	60,066
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	48,129	51,858
Total Airlines		209,335

Automobiles Manufacturing (0.96%)
Ford Motor Co.
5.29%, 12/08/2046	42,000	46,157
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	35,000	35,098
4.00%, 11/13/2030	35,000	35,245
Nissan Motor Co., Ltd.
4.81%, 09/17/2030(d)	200,000	216,854
Volkswagen Group of America Finance LLC
0.75%, 11/23/2022(d)	5,000	4,985
0.88%, 11/22/2023(d)	5,000	4,929
Total Automobiles Manufacturing		343,268

Banks (0.70%)
Citizens Financial Group, Inc.
4.15%, 09/28/2022(d)	30,000	30,613
First-Citizens Bank & Trust Co.
1D US SOFR + 3.83%, 06/19/2024(b)	67,000	68,699
PNC Financial Services Group, Inc.
Series O
3M US L + 3.678%(b)(e)	133,000	133,942
Synovus Bank/Columbus GA
1D US SOFR + 0.95%, 02/10/2023(b)	15,000	15,003
Total Banks		248,257

Cable & Satellite (0.34%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 01/15/2034(d)	31,000	28,737
4.50%, 06/01/2033(d)	22,000	20,962
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	84,000	72,452

	Principal Amount	Value (Note 2)
Total Cable & Satellite		122,151

Casinos & Gaming (0.35%)
MGM Resorts International
5.50%, 04/15/2027	$15,000	$15,517
6.75%, 05/01/2025	38,000	39,377
7.75%, 03/15/2022	10,000	10,065
Penn National Gaming, Inc.
5.63%, 01/15/2027(d)	61,000	62,376
Total Casinos & Gaming		127,335

Chemicals (0.09%)
Avient Corp.
5.75%, 05/15/2025(d)	18,000	18,577
Kraton Polymers LLC / Kraton Polymers Capital Corp.
4.25%, 12/15/2025(d)	15,000	15,459
Total Chemicals		34,036

Commercial Finance (0.92%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/30/2032	34,000	33,225
3.85%, 10/29/2041	40,000	39,166
6.50%, 07/15/2025	110,000	123,395
Air Lease Corp.
Series C
5Y US TI + 3.149%(b)(e)	40,000	39,050
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027(d)	14,000	13,291
3.63%, 05/01/2022(d)	48,000	48,226
4.25%, 04/15/2026(d)	25,000	25,964
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(d)	6,000	6,152
Total Commercial Finance		328,469

Construction Materials Manufacturing (0.03%)
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	12,000	11,655

Consumer Finance (0.46%)
Ally Financial, Inc.
1.45%, 10/02/2023	10,000	9,967
Series C
7Y US TI + 3.481%(b)(e)	18,000	17,865
Discover Financial Services
Series D
5Y US TI + 5.78%(b)(e)	15,000	16,201
OneMain Finance Corp.
8.88%, 06/01/2025	116,000	123,258
Total Consumer Finance		167,291

Containers & Packaging (0.07%)
Sonoco Products Co.
1.80%, 02/01/2025	25,000	24,847

	Principal Amount	Value (Note 2)
Department Stores (0.20%)
Nordstrom, Inc.
4.25%, 08/01/2031	$74,000	$68,550

Diversified Banks (1.57%)
Bank of America Corp.
1D US SOFR + 1.21%, 10/20/2032(b)	24,000	23,277
1D US SOFR + 1.37%, 10/24/2031(b)	119,000	110,347
5Y US TI + 1.20%, 09/21/2036(b)	121,000	112,433
Citigroup, Inc.
4.30%, 11/20/2026	96,000	103,915
JPMorgan Chase & Co.
1D US SOFR + 1.25%, 04/22/2032(b)	60,000	58,384
1D US SOFR + 1.26%, 01/25/2033(b)	44,000	44,328
1D US SOFR + 1.46%, 06/01/2024(b)	30,000	30,027
1D US SOFR + 1.46%, 04/22/2042(b)	41,000	40,224
1D US SOFR + 2.04%, 04/22/2031(b)	25,000	24,384
Sumitomo Mitsui Financial Group, Inc.
1.40%, 09/17/2026	23,000	22,052
Total Diversified Banks		569,371

Entertainment Resources (0.04%)
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.50%, 05/01/2025(d)	13,000	13,406

Exploration & Production (0.15%)
Diamondback Energy, Inc.
4.40%, 03/24/2051	10,000	10,902
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	32,000	33,249
Range Resources Corp.
5.00%, 03/15/2023	12,000	12,133
Total Exploration & Production		56,284

Financial Services (1.80%)
Credit Suisse Group AG
5Y US TI + 4.82%(b)(d)(e)	200,000	209,250

	Principal Amount	Value (Note 2)
Goldman Sachs Group, Inc.
1D US SOFR + 0.50%, 09/10/2024(b)	$24,000	$23,962
1D US SOFR + 0.913%, 10/21/2027(b)	24,000	23,376
1D US SOFR + 1.114%, 02/24/2028(b)	48,000	48,123
1D US SOFR + 1.41%, 02/24/2033(b)	18,000	18,118
1D US SOFR + 1.632%, 02/24/2043(b)	18,000	17,986
Series DMTN
1D US SOFR + 1.248%, 07/21/2032(b)	22,000	20,856
Morgan Stanley
Series I
1D US SOFR + 0.75%, 10/21/2025(b)	10,000	9,702
1D US SOFR + 1.00%, 01/21/2028(b)	30,000	29,975
1D US SOFR + 1.29%, 01/21/2033(b)	24,000	24,050
1D US SOFR + 1.36%, 09/16/2036(b)	141,000	131,151
Nasdaq, Inc.
0.45%, 12/21/2022	10,000	9,944
National Securities Clearing Corp.
0.40%, 12/07/2023(d)	20,000	19,660
Raymond James Financial, Inc.
4.65%, 04/01/2030	50,000	56,377
Total Financial Services		642,530

Food & Beverage (0.12%)
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 02/02/2029	12,000	11,794
4.38%, 02/02/2052	18,000	17,500
JDE Peet's NV
0.80%, 09/24/2024(d)	16,000	15,452
Total Food & Beverage		44,746

Hardware (0.37%)
Dell International LLC / EMC Corp.
3.38%, 12/15/2041(d)	23,000	20,849
3.45%, 12/15/2051	53,000	46,719
Dell, Inc.
5.40%, 09/10/2040	60,000	64,440
Total Hardware		132,008

Health Care Facilities & Services (0.35%)
HCA, Inc.
2.38%, 07/15/2031	73,000	68,194
3.50%, 07/15/2051	42,000	38,942
5.25%, 06/15/2049	15,000	17,709
Total Health Care Facilities & Services		124,845

	Principal Amount	Value (Note 2)
Industrial Other (0.05%)
Honeywell International, Inc.
0.48%, 08/19/2022	$5,000	$5,001
Quanta Services, Inc.
0.95%, 10/01/2024	16,000	15,586
Total Industrial Other		20,587

Managed Care (0.08%)
Humana, Inc.
0.65%, 08/03/2023	28,000	27,652

Mass Merchants (0.03%)
Target Corp.
2.95%, 01/15/2052	12,000	11,755

Medical Equipment & Devices Manufacturing (0.42%)
Baxter International, Inc.
2.54%, 02/01/2032	37,000	35,883
3.13%, 12/01/2051	34,000	32,353
Danaher Corp.
2.80%, 12/10/2051	67,000	60,820
PerkinElmer, Inc.
0.85%, 09/15/2024	23,000	22,365
Total Medical Equipment & Devices Manufacturing		151,421

Metals & Mining (0.22%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	75,000	77,077

Pharmaceuticals (0.94%)
Bausch Health Cos., Inc.
6.13%, 04/15/2025(d)	178,000	181,538
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028(d)	45,000	44,387
5.13%, 04/30/2031(d)	26,000	26,045
Viatris, Inc.
1.13%, 06/22/2022	86,000	86,106
Total Pharmaceuticals		338,076

Pipeline (1.50%)
Buckeye Partners LP
4.13%, 12/01/2027	36,000	35,320
4.50%, 03/01/2028(d)	84,000	81,937
5.60%, 10/15/2044	12,000	10,929
Energy Transfer LP
Series F
5Y US TI + 5.134%(b)(e)	15,000	15,089
3.45%, 01/15/2023	10,000	10,162
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	93,000	90,474
4.32%, 12/30/2039(d)	62,000	60,788

	Principal Amount	Value (Note 2)
Midwest Connector Capital Co. LLC
3.63%, 04/01/2022(d)	$100,000	$100,216
3.90%, 04/01/2024(d)	25,000	25,743
4.63%, 04/01/2029(d)	5,000	5,303
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	60,000	63,762
6.88%, 01/15/2029	23,000	25,183
Western Midstream Operating LP
3.60%, 02/01/2025	12,000	12,132
Total Pipeline		537,038

Power Generation (0.41%)
Alexander Funding Trust
1.84%, 11/15/2023(d)	76,000	75,720
NRG Energy, Inc.
2.00%, 12/02/2025(d)	20,000	19,663
2.45%, 12/02/2027(d)	25,000	24,015
Vistra Operations Co. LLC
5.50%, 09/01/2026(d)	29,000	29,618
Total Power Generation		149,016

Property & Casualty Insurance (0.09%)
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	35,000	33,060

Publishing & Broadcasting (0.10%)
Nexstar Media, Inc.
4.75%, 11/01/2028(d)	25,000	24,746
Scripps Escrow II, Inc.
3.88%, 01/15/2029(d)	12,000	11,471
Total Publishing & Broadcasting		36,217

Railroad (0.05%)
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/2028	15,000	16,711

Refining & Marketing (0.23%)
HollyFrontier Corp.
4.50%, 10/01/2030	40,000	42,065
5.88%, 04/01/2026	22,000	24,178
Valero Energy Corp.
3.65%, 12/01/2051	15,000	13,994
Total Refining & Marketing		80,237

Restaurants (0.04%)
Yum! Brands, Inc.
7.75%, 04/01/2025(d)	13,000	13,635

Retail - Consumer Discretionary (0.07%)
Dick's Sporting Goods, Inc.
4.10%, 01/15/2052	28,000	26,530

	Principal Amount	Value (Note 2)
Semiconductors (0.04%)
Microchip Technology, Inc.
0.97%, 02/15/2024	$15,000	$14,697

Software & Services (0.26%)
CoStar Group, Inc.
2.80%, 07/15/2030(d)	60,000	58,334
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029(d)	12,000	11,209
4.75%, 07/15/2031(d)	24,000	22,361
Total Software & Services		91,904

Supermarkets & Pharmacies (0.03%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 01/15/2027(d)	10,000	10,249

Transportation & Logistics (0.13%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	47,326	45,539

Utilities (0.81%)
Atmos Energy Corp.
3M US L + 0.38%, 03/09/2023(b)	7,000	7,001
Dominion Energy, Inc.
3.07%, 08/15/2024(f)	25,000	25,647
Edison International
Series A
5Y US TI + 4.70%(b)(e)	5,000	5,078
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/2052	30,000	27,358
ONE Gas, Inc.
0.85%, 03/11/2023	25,000	24,855
1.10%, 03/11/2024	95,000	93,395
Pacific Gas and Electric Co.
1.37%, 03/10/2023	46,000	45,540
1.75%, 06/16/2022	17,000	16,996
Sempra Energy
5Y US TI + 2.868%, 04/01/2052(b)	32,000	31,237
Southern California Edison Co.
1.10%, 04/01/2024	10,000	9,874
Total Utilities		286,981

Waste & Environment Services & Equipment (0.09%)
GFL Environmental, Inc.
5.13%, 12/15/2026(d)	30,000	31,025

Wireless Telecommunications Services (0.19%)
AT&T, Inc.
1.70%, 03/25/2026	5,000	4,890

	Principal Amount	Value (Note 2)
Sprint Corp.
7.88%, 09/15/2023	$25,000	$27,030
T-Mobile USA, Inc.
3.60%, 11/15/2060(d)	40,000	36,540
Total Wireless Telecommunications Services		68,460

Wireline Telecommunications Services (0.11%)
Lumen Technologies, Inc.
Series T
5.80%, 03/15/2022	35,000	35,128
NTT Finance Corp.
0.37%, 03/03/2023(d)	4,000	3,970
Total Wireline Telecommunications Services		39,098

TOTAL CORPORATE BONDS
(Cost $5,782,143)		5,646,528

GOVERNMENT BONDS (6.22%)

U.S. Treasury Bonds (6.22%)
United States Treasury Bonds
1.25%, 08/15/2031	241,000	230,023
1.38%, 11/15/2031	370,000	356,559
1.88%, 11/15/2051	281,000	266,511
2.00%, 11/15/2041	510,000	495,895
United States Treasury Notes
0.63%, 07/31/2026	174,000	166,734
0.75%, 08/31/2026	401,000	386,103
1.00%, 12/15/2024	221,000	218,773
1.25%, 12/31/2026	112,000	110,110
Total U.S. Treasury Bonds		2,230,708

TOTAL GOVERNMENT BONDS
(Cost $2,288,896)		2,230,708

	Shares	Value (Note 2)
PREFERRED STOCK (0.37%)

Consumer Discretionary (0.16%)
Retail - Consumer Discretionary (0.16%)
Qurate Retail, Inc.	600	57,683

Total Consumer Discretionary		57,683

Financials (0.21%)
Banks (0.21%)
Bank of Hawaii, Series A(a)	2,579	60,916
First Republic Bank	650	14,333
		75,249

Total Financials		75,249

TOTAL PREFERRED STOCK
(Cost $142,104)		132,932

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.79%)

Money Market Fund (0.79%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.03%	175,469	$175,469
State Street Institutional Treasury Plus Money Market Fund	0.01%	106,683	106,683
			282,152

TOTAL SHORT TERM INVESTMENTS
(Cost $282,152)			282,152

TOTAL INVESTMENTS (98.65%)
(Cost $31,998,226)			$35,352,873

Other Assets In Excess Of Liabilities (1.35%)			482,656

NET ASSETS (100.00%)			$35,835,529

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

TI – Treasury Index

Reference Rates:

1M US L - 1 Month LIBOR as of January 31, 2022 was 0.11%

3M US L - 3 Month LIBOR as of January 31, 2022 was 0.32%

1D US SOFR - 1 Day SOFR as of January 31, 2022 was 0.05%

1Y US TI -  1 Year US Treasury Index as of January 31, 2022 was 0.78%

5Y US TI -  5 Year US Treasury Index as of January 31, 2022 was 1.62%

7Y US TI -  7 Year US Treasury Index as of January 31, 2022 was 1.75%

(a)	Non-Income Producing Security.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Issued with zero coupon.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, the aggregate market value of those securities was $1,987,095, representing 5.55% of net assets.
(e)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(f)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of January 31, 2022.

See Notes to Quarterly Statement of Investments.

ALPS | Red Rocks Global Opportunity Fund
STATEMENT OF INVESTMENTS
January 31, 2022 (Unaudited)

		Value
	Shares	(Note 2)
CLOSED-END FUNDS (20.58%)
Apax Global Alpha, Ltd.(a)	365,000	$1,046,301
HarbourVest Global Private Equity, Ltd.(b)	136,000	5,097,268
HBM Healthcare Investments AG, Class A	7,170	2,299,194
HgCapital Trust PLC	695,191	3,926,132
ICG Enterprise Trust PLC	95,000	1,545,852
Oakley Capital Investments, Ltd.(b)	235,000	1,333,737
Pantheon International PLC Fund(b)	456,000	1,963,241
Princess Private Equity Holding, Ltd.	82,200	1,211,364
Standard Life Private Equity Trust PLC	265,251	1,957,235

TOTAL CLOSED-END FUNDS
(Cost $11,663,379)		20,380,324

COMMON STOCKS (77.54%)
Communications (7.59%)
Media (7.59%)
IAC/InterActiveCorp(b)	20,850	2,846,859
Liberty Broadband Corp., Class C(b)	15,250	2,263,253
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	52,000	2,405,000
		7,515,112

TOTAL COMMUNICATIONS		7,515,112

Consumer Discretionary (3.50%)
Entertainment (2.58%)
Entain PLC(b)	62,000	1,342,260
Kindred Group PLC	104,500	1,214,023
		2,556,283

Retail (0.92%)
Wesfarmers, Ltd.	24,400	910,424

TOTAL CONSUMER DISCRETIONARY		3,466,707

Consumer Staples (2.41%)
Food (0.60%)
Schouw & Co. A/S	7,000	592,004

Retail (1.81%)
Costco Wholesale Corp.	3,550	1,793,212

TOTAL CONSUMER STAPLES		2,385,216

Financials (50.92%)
Banks (0.92%)
SVB Financial Group(b)	1,550	905,045

		Value
	Shares	(Note 2)
Diversified Financial Services (21.36%)
Apollo Global Management, Inc.	23,300	$1,631,000
Ares Management LP, Class A	20,700	1,650,204
Cannae Holdings, Inc.(b)	69,900	2,087,913
Carlyle Group, Inc.	45,000	2,297,250
Intermediate Capital Group PLC	102,000	2,634,210
KKR & Co., Inc., Class A	64,000	4,554,240
Mastercard, Inc., Class A	3,600	1,390,968
Partners Group Holding AG	2,800	3,903,757
StepStone Group, Inc., Class A	28,600	1,001,286
		21,150,828

Investment Companies (12.02%)
3i Group PLC	193,000	3,594,394
Chrysalis Investments, Ltd.(b)	362,000	961,580
Eurazeo SE	15,100	1,199,815
FS KKR Capital Corp.	82,500	1,807,575
Investor AB, B Shares	113,000	2,453,448
Mutares SE & Co. KGaA	36,500	907,052
Peugeot Invest	7,300	981,406
		11,905,270

Private Equity (14.88%)
Altamir	38,500	1,081,531
Blackstone, Inc.	35,900	4,737,723
Brederode SA	33,180	4,436,280
Clairvest Group, Inc.	12,700	672,891
Molten Ventures PLC(b)	66,000	685,876
Ratos AB, B Shares	299,000	1,569,521
SuRo Capital Corp.	125,994	1,547,207
		14,731,029

Real Estate (1.74%)
Brookfield Asset Management, Inc., Class A	31,300	1,724,630

TOTAL FINANCIALS		50,416,802

Health Care (5.76%)
Healthcare-Products (3.59%)
Stryker Corp.	4,500	1,116,225
Thermo Fisher Scientific, Inc.	4,200	2,441,460
		3,557,685

Healthcare-Services (2.17%)
Chemed Corp.	4,585	2,149,952

TOTAL HEALTH CARE		5,707,637

Industrials (1.62%)
Health Care - Products (1.62%)
Danaher Corp.	5,600	1,600,424

TOTAL INDUSTRIALS		1,600,424

		Value
	Shares	(Note 2)
Technology (4.33%)
Electronics (0.97%)
Lagercrantz Group AB, B Shares	85,000	$962,078

Software (3.36%)
Constellation Software, Inc.	1,000	1,722,338
Fidelity National Information Services, Inc.	13,400	1,606,928
		3,329,266

TOTAL TECHNOLOGY		4,291,344

Utilities (1.41%)
Electric (1.41%)
Brookfield Infrastructure Partners LP	23,700	1,399,248

TOTAL UTILITIES		1,399,248

TOTAL COMMON STOCKS
(Cost $56,670,765)		76,782,490

7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (1.35%)
Money Market Fund (1.35%)
State Street Institutional
Treasury Plus Money Market Fund 0.010%	1,331,244	1,331,244

TOTAL MONEY MARKET FUND		1,331,244

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,331,244)		1,331,244

TOTAL INVESTMENTS (99.47%)
(Cost $69,665,388)		$98,494,058

Other Assets In Excess Of Liabilities (0.53%)		529,050

NET ASSETS (100.00%)		$99,023,108

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, the aggregate market value of those securities was $1,046,301, representing 1.06% of net assets.

(b)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Clough China Fund
STATEMENT OF INVESTMENTS
January 31, 2022 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (81.39%)
Communications (18.73%)
Internet Media & Services (18.73%)
Tencent Holdings, Ltd.	50,691	$3,176,414

TOTAL COMMUNICATIONS		3,176,414

Consumer Discretionary (22.01%)
Apparel & Textile Products (4.66%)
Xtep International Holdings, Ltd.	440,000	790,230

E-Commerce Discretionary (17.35%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)(b)	15,791	1,986,350
JD.com, Inc., ADR(a)(b)	11,400	853,632
JD.com, Inc., Class A(a)	2,690	101,955
		2,941,937

TOTAL CONSUMER DISCRETIONARY		3,732,167

Financials (9.88%)
Banking (5.66%)
China Construction Bank Corp., Class H	1,250,080	959,247

Insurance (4.22%)
AIA Group, Ltd.	68,592	716,088

TOTAL FINANCIALS		1,675,335

Health Care (5.69%)
Health Care Facilities & Services (3.84%)
Wuxi Biologics Cayman, Inc.(a)	65,000	651,480

Medical Equipment & Devices (1.85%)
Modern Dental Group, Ltd.	523,000	314,054

TOTAL HEALTH CARE		965,534

Industrials (17.14%)
Engineering & Construction (1.73%)
China State Construction International Holdings, Ltd.	248,000	293,575

Machinery (9.11%)
LK Technology Holdings, Ltd.	411,500	629,730
Techtronic Industries Co., Ltd.	55,500	915,756
		1,545,486

Transportation & Logistics (6.30%)
China Merchants Port Holdings Co., Ltd.	578,000	1,068,241

TOTAL INDUSTRIALS		2,907,302

			Value
		Shares	(Note 2)
Materials (0.94%)
Construction Materials (0.94%)
China Resources Cement Holdings, Ltd.		186,000	$160,281

TOTAL MATERIALS			160,281

Real Estate (7.00%)
Real Estate Owners & Developers (6.13%)
China Overseas Grand Oceans Group, Ltd.		597,000	356,695
China Resources Land, Ltd.		26,000	125,674
KWG Group Holdings, Ltd.		246,228	134,634
Longfor Group Holdings, Ltd.		22,000	131,975
Wharf Real Estate Investment Co., Ltd.		61,000	290,118
			1,039,096

Real Estate Services (0.87%)
Country Garden Services Holdings Co., Ltd.		25,000	147,680

TOTAL REAL ESTATE			1,186,776

TOTAL COMMON STOCKS
(Cost $12,119,447)			13,803,809

SHORT TERM INVESTMENTS (22.83%)
Money Market Fund (22.83%)
Blackrock Liquidity Funds, T-Fund	0.010%	3,871,228	3,871,228

TOTAL SHORT TERM INVESTMENTS
(Cost $3,871,228)			3,871,228

TOTAL INVESTMENTS (104.22%)
(Cost $15,990,675)			$17,675,037

Liabilities In Excess Of Other Assets (-4.22%)(c)			(715,624)

NET ASSETS (100.00%)			$16,959,413

(a)	Non-Income Producing Security.
(b)	Security, or portion of security, is being held as collateral for total return swap contracts aggregating a total market value of $2,839,982.
(c)	Includes cash which is being held as collateral for total return swap contracts in the amount of $3,685.

TOTAL RETURN SWAP CONTRACTS(a)

Swap		Notional	Floating Rate/ Fixed Amount	Termination		Unrealized
Counterparty	Reference Obligation	Amount	Paid by Fund*	Date	Value	Appreciation
Morgan Stanley	Luxshare Precision Industry Co., Ltd.	$525,088	1D FEDEF + 250 BPS	11/21/2023	$528,515	$3,427
Morgan Stanley	Postal Savings Bank Of China Co., Ltd.	1,703,456	1D FEDEF + 250 BPS	11/21/2023	1,791,591	88,135
Morgan Stanley	Yunnan Energy New Material Co., Ltd.	154,774	1D FEDEF + 250 BPS	1/8/2024	155,679	905
		$2,383,318			$2,475,785	$92,467

Swap		Notional	Floating Rate/ Fixed Amount	Termination		Unrealized
Counterparty	Reference Obligation	Amount	Paid by Fund*	Date	Value	Depreciation
Morgan Stanley	BYD Co., Ltd.	$652,865	1D FEDEF + 250 BPS	11/21/2023	$520,204	$(132,661)
Morgan Stanley	Contemporary Amperex Technology	1,207,467	1D FEDEF + 250 BPS	11/21/2023	1,182,342	(25,125)
Morgan Stanley	East Money Information Co., Ltd.	387,602	1D FEDEF + 255 BPS	11/21/2023	342,404	(45,198)
Morgan Stanley	Eve Energy Co., Ltd.	419,921	1D FEDEF + 250 BPS	11/21/2023	282,798	(137,123)
Morgan Stanley	Goertek, Inc.	677,830	1D FEDEF + 255 BPS	11/21/2023	633,728	(44,102)
Morgan Stanley	Kweichow Moutai Co., Ltd.	1,386,677	1D FEDEF + 250 BPS	11/21/2023	1,285,698	(100,979)
Morgan Stanley	Longi Green Energy Technology Co., Ltd.	96,802	1D FEDEF + 250 BPS	11/21/2023	80,405	(16,397)
Morgan Stanley	Sungrow Power Supply Co., Ltd.	521,702	1D FEDEF + 250 BPS	11/21/2023	406,509	(115,193)
Morgan Stanley	Wuxi Lead Intelligent Equipment Co., Ltd.	292,869	1D FEDEF + 250 BPS	11/21/2023	256,266	(36,603)
		$5,643,735			$4,990,354	$(653,381)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate received by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate received by the Fund.
*	Payments made when swap contract closes.

Investment Abbreviations:

1D FEDEF - Federal Funds Effective Rate (Daily)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

RiverFront Asset Allocation Growth & Income

STATEMENT OF INVESTMENTS

January 31, 2022 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (98.28%)
Debt (30.57%)
iShares® Core U.S. Aggregate Bond ETF	171,594	$19,184,210
iShares® Preferred & Income Securities ETF	30,448	1,146,367
iShares® JPMorgan USD Emerging Markets Bond Fund	10,011	1,054,959
RiverFront Dynamic Core Income ETF(a)	593,860	14,451,583
Riverfront Strategic Income Fund(a)	101,779	2,466,105
		38,303,224
Equity (67.71%)
First Trust RiverFront Dynamic Developed International ETF(a)	294,256	19,929,959
First Trust RiverFront Dynamic Emerging Markets ETF(a)	76,518	5,143,463
iShares® Genomics Immunology and Healthcare ETF	25,616	930,117
iShares® Global Infrastructure ETF	55,498	2,621,726
iShares® US Technology ETF	9,966	1,049,021
iShares® Core S&P® 500® ETF	45,334	20,480,541
iShares® Core S&P® SmallCap ETF	20,299	2,156,769
iShares® MSCI Germany Index Fund	75,204	2,407,280
iShares® MSCI Switzerland Capped ETF(b)	25,006	1,233,546
JPMorgan Equity Premium Income ETF	105,450	6,431,395
RiverFront Dynamic US Dividend Advantage ETF(a)	452,577	21,266,412
WisdomTree® Europe Hedged Equity Fund	15,266	1,190,443
		84,840,672
TOTAL EXCHANGE TRADED FUNDS
(Cost $110,475,652)		123,143,896

7-Day Yield		Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (1.84%)
Money Market Fund (1.84%)
State Street Institutional Treasury Plus Money Market Fund	0.010%	2,308,175	2,308,175

TOTAL MONEY MARKET FUND			2,308,175

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,308,175)			2,308,175
Value (Note 2)
TOTAL INVESTMENTS (100.12%)
(Cost $112,783,827)	$125,452,071

Liabilities In Excess Of Other Assets (-0.12%)	(154,684)

NET ASSETS (100.00%)	$125,297,387

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.
(b)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

January 31, 2022 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the following funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Red Rocks Global Opportunity Fund, Clough China Fund, RiverFront Asset Allocation Growth & Income, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund (each, a “Fund” and collectively, the “Funds”).

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India Growth Fund’s investment goal is long-term capital appreciation. ALPS | Red Rocks Global Opportunity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. The Clough China Fund seeks to provide investors with long-term capital appreciation. The RiverFront Asset Allocation Growth & Income seeks to achieve long-term growth. The ALPS | Smith Total Return Bond Fund capital seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Balanced Opportunity Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of January 31, 2022, net assets of the CoreCommodity Fund were $1,392,238,996, of which $301,005,726 or 21.62 % represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in nonexchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing services value such securities based on bid prices for round lots; round lot prices may reflect more favorable pricing than odd lot holdings. A Fund may, in consideration of the foregoing, purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. The ALPS | Smith Total Return Bond Fund and the ALPS | Smith Short Duration Bond Fund have odd lot pricing policies it employs to value odd lot securities.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For ALPS | Kotak India Growth Fund, ALPS | Red Rocks Global Opportunity Fund, and Clough China Fund, who hold equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Fair Value Committee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2022:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$409,834,869	$103	$–	$409,834,972
Master Limited Partnerships(a)	484,675	–	–	484,675
Government Bonds	–	733,393,954	–	733,393,954
Total	$410,319,544	$733,394,057	$–	$1,143,713,601
Other Financial Instruments
Assets
Futures Contracts	$30,150,357	$–	$–	$30,150,357
Total Return Swap Contracts	–	1,538	–	1,538
Liabilities
Futures Contracts	$(40,521,267)	$–	$–	$(40,521,267)
Total	$(10,370,910)	$1,537	$–	$(10,369,372)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Communication Services	$403,704	$15,798,532	$–	$16,202,236
Consumer Discretionary	1,589,464	37,307,088	–	38,896,552
Consumer Staples	–	18,320,370	–	18,320,370
Energy	–	28,342,023	–	28,342,023
Financials	19,273,831	106,701,016	–	125,974,847
Health Care	5,106,462	25,537,860	–	30,644,322
Industrials	–	29,263,901	–	29,263,901
Information Technology	12,812,369	54,790,643	–	67,603,012
Materials	–	29,973,945	–	29,973,945
Real Estate	–	8,461,719	–	8,461,719
Total	$39,185,830	$354,497,097	$–	$393,682,927

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Balanced Opportunity Fund
Common Stocks(a)	$24,660,128	$–	$–	$24,660,128
Collateralized Mortgage Obligations	–	1,404,974	–	1,404,974
Commercial Mortgage-Backed Securities	–	21,843	–	21,843
Mortgage-Backed Securities	–	973,608	–	973,608
Corporate Bonds	–	5,646,528	–	5,646,528
Government Bonds	–	2,230,708	–	2,230,708
Preferred Stock	132,932	–	–	132,932
Short Term Investments	282,152	–	–	282,152
Total	$25,075,212	$10,277,661	$–	$35,352,873

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Common Stocks(a)	$5,678,447	$–	$–	$5,678,447
Exchange Traded Funds	11,516,575	–	–	11,516,575
Bank Loan	–	998,125	–	998,125
Collateralized Mortgage Obligations	–	947,001	–	947,001
Mortgage-Backed Securities	–	2,289,130	–	2,289,130
Corporate Bonds	–	270,600,651	–	270,600,651
Preferred Stock	11,797,398	–	–	11,797,398
Short Term Investments	5,728,461	–	–	5,728,461
Total	$34,720,881	$274,834,907	$–	$309,555,788

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Collateralized Mortgage Obligations	$–	$1,939,204	$–	$1,939,204
Commercial Mortgage-Backed Securities	–	986,665	–	986,665
Mortgage-Backed Securities	–	13,994,434	–	13,994,434
Corporate Bonds	–	420,906,232	–	420,906,232
Government Bonds	–	90,574,434	–	90,574,434
Municipal Bonds	–	1,221,284	–	1,221,284
Short Term Investments	1,790,975	–	–	1,790,975
Total	$1,790,975	$529,622,253	$–	$531,413,228

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Asset-Backed Securities	$–	$109,593	$–	$109,593
Collateralized Mortgage Obligations	–	119,392,536	–	119,392,536
Commercial Mortgage-Backed Securities	–	34,302,401	–	34,302,401
Mortgage-Backed Securities	–	105,719,790	–	105,719,790
Corporate Bonds	–	1,017,374,986	–	1,017,374,986
Government Bonds	–	517,718,550	–	517,718,550
Preferred Stock	19,396,782	–	–	19,396,782
Short Term Investments	9,087,962	–	–	9,087,962
Total	$28,484,744	$1,794,617,856	$–	$1,823,102,600

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Global Opportunity Fund
Closed-End Funds	$1,333,737	$19,046,587	$–	$20,380,324
Common Stocks
Communications	7,515,112	–	–	7,515,112
Consumer Discretionary	–	3,466,707	–	3,466,707
Consumer Staples	1,793,212	592,004	–	2,385,216
Financials	27,089,463	23,327,339	–	50,416,802
Health Care	5,707,637	–	–	5,707,637
Industrials	1,600,424	–	–	1,600,424
Technology	3,329,266	962,078	–	4,291,344
Utilities	1,399,248	–	–	1,399,248
Short-Term Investments	1,331,244	–	–	1,331,244
Total	$51,099,343	$47,394,715	$–	$98,494,058

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Clough China Fund
Common Stocks
Communications	$–	$3,176,414	$–	$3,176,414
Consumer Discretionary	2,839,982	892,185	–	3,732,167
Financials	–	1,675,335	–	1,675,335
Health Care	–	965,534	–	965,534
Industrials	–	2,907,302	–	2,907,302
Materials	–	160,281	–	160,281
Real Estate	–	1,186,776	–	1,186,776
Short Term Investments	3,871,228	–	–	3,871,228
Total	$6,711,210	$10,963,827	$–	$17,675,037
Other Financial Instruments
Assets:
Total Return Swap Contracts	$–	$92,467	$–	$92,467
Liabilities:
Total Return Swap Contracts	–	(653,381)	–	(653,381)
Total	$–	$(560,914)	$–	$(560,914)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth & Income
Exchange Traded Funds	$123,143,896	$–	$–	$123,143,896
Short-Term Investments	2,308,175	–	–	2,308,175
Total	$125,452,071	$–	$–	$125,452,071

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except the RiverFront Asset Allocation Growth & Income, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund normally pays dividends and distributes capital gains, if any, on an annual basis. ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund declare and distribute dividends, if any, on a monthly basis and capital gains, if any, on at least an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts - to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Master Limited Partnerships: Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund and Clough China Fund primarily enter into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at January 31, 2022 are disclosed after the Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for the period ended January 31, 2022 were as follows:

Riverfront Asset Allcation Growth & Income

Security Name	Market Value as of October 31, 2021	Purchases	Sales	Market Value as of January 31, 2022	Share Balance as of January 31, 2022	Dividends	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)
First Trust RiverFront Dynamic Developed International ETF	$14,309,799	$10,247,483	$(4,950,423)	$19,929,959	294,256	$187,762	$(80,518)	$403,618
First Trust RiverFront Dynamic Emerging Markets ETF	4,188,973	2,576,347	(1,993,149)	5,143,463	76,518	32,983	121,493	249,799
RiverFront Dynamic Core Income ETF	14,918,870	18,977,204	(19,485,568)	14,451,583	593,860	182,116	(315,975)	357,052
RiverFront Dynamic US Dividend Advantage ETF	20,189,676	16,494,445	(23,689,078)	21,266,412	452,577	109,185	1,474,983	6,796,386
RiverFront Dynamic US Flex-Cap ETF	7,565,220	7,230,669	(17,301,581)	-	-	17,310	(2,451,243)	4,956,935
Riverfront Strategic Income Fund	2,096,048	1,465,679	(1,055,401)	2,466,105	101,779	11,409	(33,385)	(6,836)
GRAND TOTAL	$63,268,586	$56,991,827	$(68,475,200)	$63,257,522	1,518,990	$540,765	$(1,284,645)	$12,756,954